UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	12/31/07

Item 1.  Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

American Value Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen American Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share or Class I and R share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/07

	A Shares since 10/18/93		B Shares since 8/01/95		C Shares since 10/18/93		I Shares since 2/07/06	R Shares since 3/20/07
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges	w/o sales charges
Since Inception	11.26%	10.80%	10.96%	10.96%	10.46%	10.46%	13.30%	5.25%
10-year	8.38	7.74	7.74	7.74	7.63	7.63	N/A	N/A
5-year	18.44	17.05	17.81	17.66	17.69	17.69	N/A	N/A
1-year	7.52	1.33	6.93	2.51	6.71	5.83	7.77	N/A
6-month	–3.31	–8.88	–3.52	–7.51	–3.71	–4.51	–3.22	–3.44

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year return for Class B shares reflects its conversion into Class A shares eight years after purchase. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

A number of headwinds drove stocks lower in the six months ended December 31, 2007. A major catalyst for volatility during the period was the collapse of the subprime mortgage market, which spread across the economy and caused credit markets to significantly tighten. The Federal Open Market Committee (the "Fed") acted quickly to attempt to stabilize the financial markets in August, and also delivered a positive surprise to investors in the form of a larger than expected federal funds rate cut in September. However, a host of other troubling signs, including higher oil prices, a weak housing market and declines in consumer spending, dampened investors' economic outlooks going into year end. Moreover, in the third quarter, year-over-year corporate earnings growth turned negative for the first time since 2002, and expectations for the fourth quarter were even lower.

The broad stock market's return fell into negative territory for the six-month period overall. Value stocks (which comprise the Russell Midcap® Value Index and generally represent the Fund's universe of investable stocks) fell further than the broad market average. Given the uncertainties about economic growth, investors turned their favor away from value stocks toward growth stocks, which are perceived to have greater potential for above-average growth in less robust economic conditions.

Performance Analysis

All share classes of Van Kampen American Value Fund outperformed the Russell Midcap® Value Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	Class I	Class R	Russell Midcap® Value Index
–3.31%	–3.52%	–3.71%	–3.22%	-3.44%	-9.30%

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

The primary contributor to relative performance for the period was an underweight and stock selection in the financial services sector. The Fund had no exposure to real estate investment trusts (REITs) and limited exposure to regional banks, which helped minimize exposure to the damage caused by the subprime mortgage collapse. Furthermore, strong stock selection in diversified financials companies and a savings and loan company bolstered relative gains. Strong stock selection in the health care sector was another positive contributor, especially within the health care equipment and services segment. The energy sector also added to relative performance, driven by good stock selection in the exploration and production industry.

Detractors from relative performance for the period included stock selection in the consumer staples sector. The Fund had exposure to a drug store chain whose share price declined in response to company specific problems. Stock selection in the materials sector also hampered relative results, stemming from weak performance from a position in a paint manufacturing company, and a lack of exposure to the metals and mining industry. Finally, selected holdings in the consumer discretionary sector had a negative influence on relative performance, due to company specific reasons.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top Ten Holdings as of 12/31/07
Hess Corp.	3.5%
Goodrich Corp.	3.4
Beckman Coulter, Inc.	3.2
Hudson City Bancorp, Inc.	2.9
ACE Ltd.	2.8
Estee Lauder Cos., Inc., Class A	2.7
Newfield Exploration Co.	2.7
Owens & Minor, Inc.	2.7
ConAgra Foods, Inc.	2.7
HEALTHSOUTH Corp.	2.7
Summary of Investments by Industry Classifications as of 12/31/07
Property & Casualty Insurance	7.6%
Electric Utilities	4.9
Specialty Chemicals	4.6
Asset Management & Custody Banks	4.5
Housewares & Specialties	3.8
Integrated Oil & Gas	3.5
Aerospace & Defense	3.4
Health Care Equipment	3.2
Thrifts & Mortgage Finance	2.9
Personal Products	2.7
Oil & Gas Exploration & Production	2.7
Health Care Distributors	2.7
Packaged Foods & Meats	2.7
Health Care Facilities	2.7
Insurance Brokers	2.6
Multi-Utilities	2.6
Industrial Machinery	2.6
Electronic Manufacturing Services	2.5
Paper Products	2.4
Computer Hardware	2.4
Oil & Gas Storage & Transportation	2.4
Investment Banking & Brokerage	2.4
Biotechnology	2.3
Office Services & Supplies	2.3
Investment Companies	2.1
IT Consulting & Other Services	2.1
Movies & Entertainment	2.1
Education Services	1.9
Construction & Farm Machinery & Heavy Trucks	1.9
Office Electronics	1.9
Health Care Services	1.8
(continued on next page)

4

Summary of Investments by Industry Classifications as of 12/31/07
(continued from previous page)
Specialty Stores	1.7
Drug Retail	1.6
Internet Retail	1.5
Independent Power Producers & Energy Traders	1.0
Total Long-Term Investments	96.0
Repurchase Agreements	3.3
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$966.86	$6.03
Hypothetical	1,000.00	1,019.00	6.19
(5% annual return before expenses)
Class B
Actual	1,000.00	964.78	8.10
Hypothetical	1,000.00	1,016.89	8.31
(5% annual return before expenses)
Class C
Actual	1,000.00	962.88	9.72
Hypothetical	1,000.00	1,015.23	9.98
(5% annual return before expenses)
Class I
Actual	1,000.00	967.84	4.85
Hypothetical	1,000.00	1,020.21	4.98
(5% annual return before expenses)
Class R
Actual	1,000.00	965.58	7.26
Hypothetical	1,000.00	1,017.75	7.46
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.22%, 1.64%, 1.97%, 0.98% and 1.47%, for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 93.9%
Aerospace & Defense 3.4%
Goodrich Corp.	416,810	$29,430,954
Asset Management & Custody Banks 4.5%
Invesco Ltd. (Bermuda)	695,050	21,810,669
Northern Trust Corp.	223,315	17,101,463
		38,912,132
Biotechnology 2.3%
Affymetrix, Inc. (a)	862,410	19,956,167
Computer Hardware 2.4%
Diebold, Inc.	718,750	20,829,375
Construction & Farm Machinery & Heavy Trucks 1.9%
Tata Motors Ltd.—ADR (India)	873,239	16,469,288
Drug Retail 1.6%
Rite Aid Corp. (a)	4,811,550	13,424,224
Education Services 1.9%
Apollo Group, Inc., Class A (a)	237,395	16,653,259
Electric Utilities 4.9%
American Electric Power Co., Inc.	478,370	22,272,907
DPL, Inc.	681,230	20,198,470
		42,471,377
Electronic Manufacturing Services 2.5%
Flextronics International Ltd. (Singapore) (a)	1,780,376	21,471,335
Health Care Distributors 2.7%
Owens & Minor, Inc.	541,630	22,981,361
Health Care Equipment 3.2%
Beckman Coulter, Inc.	381,080	27,742,624
Health Care Facilities 2.7%
HEALTHSOUTH Corp. (a)	1,087,510	22,837,710
Health Care Services 1.8%
Omnicare, Inc.	660,730	15,071,251
Housewares & Specialties 3.8%
Fortune Brands, Inc.	221,557	16,031,865
Newell Rubbermaid, Inc.	642,690	16,632,817
		32,664,682

See Notes to Financial Statements
9

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Independent Power Producers & Energy Traders 1.0%
Constellation Energy Group, Inc.	86,353	$8,853,773
Industrial Machinery 2.6%
Pentair, Inc.	648,130	22,561,405
Insurance Brokers 2.6%
Marsh & McLennan Cos., Inc.	858,156	22,715,389
Integrated Oil & Gas 3.5%
Hess Corp.	295,280	29,781,941
Internet Retail 1.5%
Orbitz Worldwide, Inc. (a)	1,538,873	13,080,421
Investment Banking & Brokerage 2.4%
Bear Stearns Cos., Inc.	231,880	20,463,410
IT Consulting & Other Services 2.1%
Perot Systems Corp., Class A (a)	1,330,170	17,957,295
Movies & Entertainment 2.1%
Live Nation, Inc. (a)	1,231,234	17,877,518
Multi-Utilities 2.6%
Wisconsin Energy Corp.	464,140	22,608,259
Office Electronics 1.9%
Zebra Technologies Corp., Class A (a)	467,400	16,218,780
Office Services & Supplies 2.3%
Pitney Bowes, Inc.	523,020	19,895,681
Oil & Gas Exploration & Production 2.7%
Newfield Exploration Co. (a)	438,020	23,083,654
Oil & Gas Storage & Transportation 2.4%
El Paso Corp.	1,187,210	20,467,500
Packaged Foods & Meats 2.7%
ConAgra Foods, Inc.	961,020	22,862,666
Paper Products 2.4%
Domtar Corp. (a)	2,714,200	20,872,198
Personal Products 2.7%
Estee Lauder Cos., Inc., Class A	539,060	23,508,407

See Notes to Financial Statements
10

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Property & Casualty Insurance 7.6%
ACE Ltd. (Cayman Islands)	384,710	$23,767,384
Allied World Assurance Holdings Ltd. (Bermuda)	394,556	19,794,874
Aspen Insurance Holdings Ltd. (Bermuda)	759,050	21,891,002
		65,453,260
Specialty Chemicals 4.6%
International Flavors & Fragrances, Inc.	407,370	19,606,718
Valspar Corp.	868,430	19,574,412
		39,181,130
Specialty Stores 1.7%
Office Depot, Inc. (a)	1,076,890	14,979,540
Thrifts & Mortgage Finance 2.9%
Hudson City Bancorp, Inc.	1,687,090	25,340,092
Total Common Stocks 93.9%		808,678,058
Investment Companies 2.1%
Market Vectors Gold Miners	117,900	5,405,715
streetTRACKS Gold Trust (a)	154,820	12,766,457
		18,172,172
Total Long-Term Investments 96.0% (Cost $818,622,495)		826,850,230
Repurchase Agreements 3.3%

Banc of America Securities ($7,975,298 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $7,977,291)	7,975,298
Citigroup Global Markets, Inc. ($7,089,153 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $7,090,768)	7,089,153
State Street Bank & Trust Co. ($13,251,549 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $13,254,420)	13,251,549
Total Repurchase Agreements 3.3% (Cost $28,316,000)	28,316,000
Total Investments 99.3% (Cost $846,938,495)	855,166,230
Other Assets in Excess of Liabilities 0.7%	5,905,895
Net Assets 100.0%	$861,072,125

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR—American Depositary Receipt

See Notes to Financial Statements
11

Van Kampen American Value Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $846,938,495)	$855,166,230
Cash	57
Receivables:
Investments Sold	6,402,329
Fund Shares Sold	3,573,019
Dividends	627,685
Interest	3,240
Other	122,829
Total Assets	865,895,389
Liabilities:
Payables:
Investments Purchased	1,821,597
Fund Shares Repurchased	1,766,183
Investment Advisory Fee	523,476
Distributor and Affiliates	357,725
Directors' Deferred Compensation and Retirement Plans	185,211
Accrued Expenses	169,072
Total Liabilities	4,823,264
Net Assets	$861,072,125
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,875,000,000 shares authorized)	$836,432,944
Accumulated Net Realized Gain	15,890,855
Net Unrealized Appreciation	8,227,735
Accumulated Undistributed Net Investment Income	520,591
Net Assets	$861,072,125
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $717,461,017 and 25,599,243 shares of beneficial interest issued and outstanding)	$28.03
Maximum sales charge (5.75%* of offering price)	1.71
Maximum offering price to public	$29.74
Class B Shares: Net asset value and offering price per share (Based on net assets of $72,904,386 and 2,844,550 shares of beneficial interest issued and outstanding)	$25.63
Class C Shares: Net asset value and offering price per share (Based on net assets of $66,734,991 and 2,610,518 shares of beneficial interest issued and outstanding)	$25.56
Class I Shares: Net asset value and offering price per share (Based on net assets of $3,310,964 and 117,730 shares of beneficial interest issued and outstanding)	$28.12
Class R Shares: Net asset value and offering price per share (Based on net assets of $660,767 and 23,571 shares of beneficial interest issued and outstanding)	$28.03

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
12

Van Kampen American Value Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$6,221,888
Interest	1,019,572
Total Income	7,241,460
Expenses:
Investment Advisory Fee	3,086,499
Distribution (12b-1) and Service Fees
Class A	881,599
Class B	271,567
Class C	346,421
Class R	1,718
Transfer Agent Fees	761,995
Reports to Shareholders	76,098
Accounting and Administrative Expenses	71,269
Professional Fees	44,644
Registration Fees	44,354
Custody	19,962
Directors' Fees and Related Expenses	18,952
Other	26,315
Total Expenses	5,651,393
Less Credits Earned on Cash Balances	14,145
Net Expenses	5,637,248
Net Investment Income	$1,604,212
Realized and Unrealized Gain/Loss:
Net Realized Gain	$76,745,055
Unrealized Appreciation/Depreciation:
Beginning of the Period	116,060,367
End of Period	8,227,735
Net Unrealized Depreciation During the Period	(107,832,632)
Net Realized and Unrealized Loss	$(31,087,577)
Net Decrease in Net Assets from Operations	$(29,483,365)

See Notes to Financial Statements
13

Van Kampen American Value Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Income	$1,604,212	$2,055,972
Net Realized Gain	76,745,055	86,335,790
Net Unrealized Appreciation/Depreciation During the Period	(107,832,632)	75,243,302
Change in Net Assets from Operations	(29,483,365)	163,635,064
Distributions from Net Investment Income:
Class A Shares	(1,469,808)	(1,740,335)
Class B Shares	(112,479)	(179,916)
Class C Shares	-0-	(137,216)
Class I Shares	(5,238)	(2,128)
Class R Shares	(555)	(53)
	(1,588,080)	(2,059,648)
Distributions from Net Realized Gain:
Class A Shares	(114,687,896)	(25,049,708)
Class B Shares	(12,795,955)	(4,221,246)
Class C Shares	(11,657,685)	(3,219,392)
Class I Shares	(307,733)	(15,312)
Class R Shares	(105,420)	-0-
	(139,554,689)	(32,505,658)
Total Distributions	(141,142,769)	(34,565,306)
Net Change in Net Assets from Investment Activities	(170,626,134)	129,069,758
From Capital Transactions:
Proceeds from Shares Sold	171,454,409	287,151,119
Net Asset Value of Shares Issued Through Dividend Reinvestment	128,819,246	30,763,898
Cost of Shares Repurchased	(102,420,614)	(145,890,194)
Net Change in Net Assets from Capital Transactions	197,853,041	172,024,823
Total Increase in Net Assets	27,226,907	301,094,581
Net Assets:
Beginning of the Period	833,845,218	532,750,637
End of the Period (Including accumulated undistributed net investment income of $520,591 and $504,459, respectively)	$861,072,125	$833,845,218

See Notes to Financial Statements
14

Van Kampen American Value Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$34.55	$28.46	$24.91	$22.13	$17.33	$17.68
Net Investment Income/Loss (a)	0.08	0.15	0.07	–0– (b)	(0.02)	–0– (b)
Net Realized and Unrealized Gain/Loss	(1.19)	7.63	3.48	2.78	4.82	(0.35)
Total from Investment Operations	(1.11)	7.78	3.55	2.78	4.80	(0.35)
Less:
Distributions from Net Investment Income	0.07	0.10	–0–	–0–	–0–	–0–
Distributions from Net Realized Gain	5.34	1.59	–0–	–0–	–0–	–0–
Total Distributions	5.41	1.69	–0–	–0–	–0–	–0–
Net Asset Value, End of the Period	$28.03	$34.55	$28.46	$24.91	$22.13	$17.33
Total Return* (c)	–3.31%**	28.00%	14.25%	12.56%	27.70%	–2.04%
Net Assets at End of the Period (In millions)	$717.5	$674.6	$390.9	$246.7	$181.6	$135.0
Ratio of Expenses to Average Net Assets*	1.22%	1.25%	1.29%	1.37%	1.46%	1.49%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.48%	0.47%	0.25%	(0.01%)	(0.10%)	(0.03%)
Portfolio Turnover	32%**	80%	61%	82%	175%	124%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	1.37%	1.47%	1.52%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	(0.01%)	(0.11%)	(0.06%)

(a)  Based on average shares outstanding.

(b)  Amount is less than $.01.

(c)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

**  Non-Annualized

See Notes to Financial Statements
15

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2007		2007		2006		2005	2004	2003
Net Asset Value, Beginning of the Period	$32.11		$26.71		$23.35		$20.91	$16.49	$16.95
Net Investment Income/Loss (a)	0.01		(0.08)		0.04		(0.17)	(0.17)	(0.11)
Net Realized and Unrealized Gain/Loss	(1.10)		7.14		3.32		2.61	4.59	(0.35)
Total from Investment Operations	(1.09)		7.06		3.36		2.44	4.42	(0.46)
Less:
Distributions from Net Investment Income	0.05		0.07		–0–		–0–	–0–	–0–
Distributions from Net Realized Gain	5.34		1.59		–0–		–0–	–0–	–0–
Total Distributions	5.39		1.66		-0-		–0–	–0–	–0–
Net Asset Value, End of the Period	$25.63		$32.11		$26.71		$23.35	$20.91	$16.49
Total Return* (b)	–3.52	%(c)**	27.10	%(c)	14.39	%(c)	11.72%	26.74%	–2.77%
Net Assets at End of the Period (In millions)	$72.9		$88.1		$85.1		$139.6	$153.6	$145.7
Ratio of Expenses to Average Net Assets*	1.64	%(c)	1.97	%(c)	1.28	%(c)	2.13%	2.22%	2.25%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.05	%(c)	(0.26	%)(c)	0.16	%(c)	(0.78%)	(0.87%)	(0.79%)
Portfolio Turnover	32	%**	80%		61%		82%	175%	124%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		N/A		2.13%	2.23%	2.27%
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A		N/A		(0.78%)	(0.88%)	(0.81%)

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

**  Non-Annualized

See Notes to Financial Statements
16

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007		2006		2005	2004		2003
Net Asset Value, Beginning of the Period	$32.05	$26.67		$23.51		$21.05	$16.61		$16.97
Net Investment Loss (a)	(0.04)	(0.08)		(0.14)		(0.17)	(0.17)		(0.03)
Net Realized and Unrealized Gain/Loss	(1.11)	7.12		3.30		2.63	4.61		(0.33)
Total from Investment Operations	(1.15)	7.04		3.16		2.46	4.44		(0.36)
Less:
Distributions from Net Investment Income	–0–	0.07		–0–		–0–	–0–		–0–
Distributions from Net Realized Gain	5.34	1.59		–0–		–0–	–0–		–0–
Total Distributions	5.34	1.66		–0–		–0–	–0–		–0–
Net Asset Value, End of the Period	$25.56	$32.05		$26.67		$23.51	$21.05		$16.61
Total Return* (b)	–3.71%**	27.06	%(d)	13.39	%(d)	11.73%	26.73	%(d)	–2.18	%(c)(d)
Net Assets at End of the Period (In millions)	$66.7	$70.1		$56.7		$57.5	$62.1		$57.9
Ratio of Expenses to Average Net Assets*	1.97%	2.00	%(d)	2.03	%(d)	2.13%	2.21	%(d)	2.24	%(d)
Ratio of Net Investment Loss to Average Net Assets*	(0.28%)	(0.28	%)(d)	(0.54	%)(d)	(0.78%)	(0.86	%)(d)	(0.22	%)(c)(d)
Portfolio Turnover	32%**	80%		61%		82%	175%		124%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A		N/A		2.13%	2.22	%(d)	2.26	%(d)
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A		N/A		(0.78%)	(0.87	%)(d)	(0.24	%)(c)(d)

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .48% and .56% respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

**  Non-Annualized

See Notes to Financial Statements
17

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2007	Year Ended June 30, 2007	February 7, 2006 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$34.65	$28.49	$27.92
Net Investment Income (a)	0.12	0.22	0.09
Net Realized and Unrealized Gain/Loss	(1.20)	7.65	0.48
Total from Investment Operations	(1.08)	7.87	0.57
Less:
Distributions from Net Investment Income	0.11	0.12	–0–
Distributions from Net Realized Gain	5.34	1.59	–0–
Total Distributions	5.45	1.71	–0–
Net Asset Value, End of the Period	$28.12	$34.65	$28.49
Total Return (b)	–3.22%*	28.35%	2.01%*
Net Assets at End of the Period (In millions)	$3.3	$0.9	$0.05
Ratio of Expenses to Average Net Assets	0.98%	1.01%	1.06%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.69%	0.87%
Portfolio Turnover	32%*	80%	61%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*  Non-Annualized

See Notes to Financial Statements
18

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class R Shares	Six Months Ended December 31, 2007,	March 20, 2007 (Commencement of Operations) to June 30, 2007
Net Asset Value, Beginning of the Period	$34.55	$31.71
Net Investment Income(a)	0.05	0.01
Net Realized and Unrealized Gain/Loss	(1.20)	2.84
Total from Investment Operations	(1.15)	2.85
Less:
Distributions from Net Investment Income	0.03	0.01
Distributions from Net Realized Gain	5.34	–0–
Total Distributions	5.37	0.01
Net Asset Value, End of the Period	$28.03	$34.55
Total Return (b)	–3.44%*	9.00%*
Net Assets at End of the Period (In millions)	$0.7	$0.1
Ratio of Expenses to Average Net Assets	1.47%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.10%
Portfolio Turnover	32%*	80%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*  Non-Annualized

See Notes to Financial Statements
19

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen American Value Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund commenced operations on October 18, 1993. The Fund began offering the current Class B Shares on August 1, 1995. Class B Shares held prior to May 1, 1995 were renamed Class C Shares. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

20

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Tax Policy It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$846,986,132
Gross tax unrealized appreciation	$90,050,451
Gross tax unrealized depreciation	(81,870,353)
Net tax unrealized appreciation on investments	$8,180,098

E.  Distribution of Income and Gains The Fund declares and pays dividends quarterly from net investment income, as necessary. Net realized gains, if any are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the fiscal year ended June 30, 2007 was as follows:

Distributions paid from:

Ordinary income	$2,059,648
Long-term capital gain	32,505,658
$34,565,306

21

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$47,570,538
Undistributed long-term capital gain	31,879,594

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $14,145 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.72%
Over $1 billion	.65%

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $8,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $47,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $686,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $97,605 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and

22

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Advisor, totaling $11,089.

For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $402,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $38,300. Sales charges do not represent expenses of the Fund.

At December 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 3,154 shares of Class R.

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	4,499,631	$148,488,943	7,920,479	$248,439,948
Class B	342,488	10,505,897	875,882	25,766,440
Class C	292,307	8,707,204	404,055	12,007,506
Class I	91,922	2,761,927	25,218	806,312
Class R	28,418	990,438	4,084	130,913
Total Sales	5,254,766	$171,454,409	9,229,718	$287,151,119
Dividend Reinvestment:
Class A	3,793,148	$107,029,692	778,092	$24,229,523
Class B	456,974	11,785,358	131,615	3,808,691
Class C	384,032	9,881,151	94,120	2,720,057
Class I	1,200	33,984	181	5,615
Class R	3,157	89,061	-0-	12
Total Dividend Reinvestment	4,638,511	$128,819,246	1,004,008	$30,763,898
Repurchases:
Class A	(2,218,412)	$(72,682,019)	(2,911,176)	$(91,418,772)
Class B	(697,421)	(21,629,906)	(1,450,656)	(41,679,368)
Class C	(252,685)	(7,653,733)	(437,401)	(12,771,760)
Class I	(2,480)	(74,849)	-0-	-0-
Class R	(11,499)	(380,107)	(589)	(20,294)
Total Repurchases	(3,182,497)	$(102,420,614)	(4,799,822)	$(145,890,194)

23

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $2,200 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $321,497,751 and $259,300,005, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

The Fund invests in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

There were no transactions in futures contracts for the six months ended December 31, 2007.

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

24

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $25,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

25

Van Kampen American Value Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
One Parkview Plaza-Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

453, 553, 653, 658, 353
MSAVSAN 2/08

IU08-00668P-Y12/07

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

Emerging Markets Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Emerging Markets Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	NOT A DEPOSIT

Performance Summary as of 12/31/07

	A Shares since 7/6/94		B Shares since 8/1/95		C Shares since 7/6/94		I Shares since 4/6/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	9.80%	9.32%	10.98%	10.98%	9.02%	9.02%	32.49%
10-year	14.75	14.07	14.10	14.10	13.96	13.96	—
5-year	37.49	35.89	36.43	36.34	36.45	36.45	—
1-year	40.52	32.42	39.48	34.48	39.52	38.52	40.84
6-month	20.20	13.30	19.73	15.20	19.73	18.82	20.33

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

The six months ended December 31, 2007 saw a continuation of strong performance in emerging market equities. While most developed market indexes were flat or down during the period, the emerging markets were up 18.58 percent in U.S. dollar terms, as measured by the MSCI Emerging Markets Index. The emerging markets bounced back from a sharp sell off in August to post their fifth consecutive calendar year of double-digit returns in 2007. In fact, for the full year, the asset class returned 39.39 percent as measured by the MSCI Emerging Markets Index. These gains occurred despite the considerable volatility caused by growing concerns over a U.S. credit crisis and increased risk aversion in the emerging markets. India led the emerging markets for the six-month period, followed by Egypt, China and Brazil. The worst performing markets were Argentina, Hungary and Mexico, all of which had negative returns for the period.

Performance Analysis

All share classes of Van Kampen Emerging Markets Fund outperformed the MSCI Emerging Markets Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the MSCI Emerging Markets Index was largely driven by stock selection and an overweight allocation to China. The Fund's underweight allocations to Taiwan, Korea and South Africa further bolstered relative gains, as did our stock selection in South Africa, Korea and Russia. On the other hand, stock selection and an overweight allocation to Mexico were the primary detractors from relative performance. Stock selection in Brazil and an overweight allocation to Poland also had a negative impact on performance for the period.

During the second half of the year, we shifted the Fund's portfolio from an overweight to an underweight allocation to the Latin America region, owing to reduced positions in Mexico and Brazil. In Mexico, we sold the Fund's entire position in the media sector, given recent changes in the regulatory environment.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	Class I	MSCI Emerging Markets Index
20.20%	19.73%	19.73%	20.33%	18.58%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

The government introduced several laws that, in our view, will likely hurt the competitiveness and earnings growth potential of media companies. While we remain positive on the long-term outlook for Brazil, as its equity market has been a strong performer, it faces some short-term risks, with the chief one being an inflation outlook that could potentially put a stop to interest rate reductions.

At the end of the period, the Fund's relative overweight allocations were in India, China, Poland, Turkey and Russia, and the Fund remained underweight in Taiwan, South Korea, Israel and Malaysia. Even with the credit difficulties and consumer slowdown in the U.S., we remain positive on the asset class, as we believe the secular growth case for emerging markets remains intact. That said, inflation remains a major risk, with high energy costs, higher food prices and rising domestic demand placing upward pressure on overall inflation in some emerging market economies. This may drive some policy makers to introduce monetary tightening policies, which would in turn cause a cyclical slowdown in the emerging markets' bull run of the past several years. Given this view, we have positioned the portfolio in those key markets and stocks which we believe are more likely to weather potential volatility and are positioned for long-term growth in virtually all market conditions.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top Ten Holdings as of 12/31/07
Gazprom - ADR	4.3%
Companhia Vale do Rio Doce - ADR	3.3
China Mobile Hong Kong, Ltd.	3.0
Petroleo Brasileiro, SA - ADR	2.6
America Movil, SA de CV, Ser L - ADR	2.3
MTN Group, Ltd.	2.0
China Construction Bank, Class H	1.7
China Coal Energy Co., Class H	1.6
AU Optronics Corp.	1.5
Sberbank	1.5
Top Five Industries as of 12/31/07
Diversified Banks	19.5%
Wireless Telecommunication Services	11.8
Integrated Oil & Gas	8.8
Steel	5.1
Diversified Metals & Mining	4.6
Summary of Investments by Country Classification as of 12/31/07
Brazil	12.3%
Republic of Korea (South Korea)	11.7
Russia	11.4
China	11.3
India	10.7
South Africa	5.3
Republic of China (Taiwan)	5.1
Mexico	4.8
Hong Kong	4.8
Turkey	3.6
Poland	3.6
Indonesia	3.5
Bermuda	2.4
Luxembourg	2.0
Oman	0.9
United States	0.8
Austria	0.7
Philippines	0.7
Egypt	0.6
(continued on next page)

4

Summary of Investments by Country Classification as of 12/31/07
(continued from previous page)
Malaysia	0.6%
Qatar	0.5
Czech Republic	0.4
Cayman Islands	0.1
Total Common and Preferred Stocks	97.8
Investment Companies	0.4
Total Long-Term Investments	98.2
Repurchase Agreements	1.4
Total Investments	99.6
Foreign Currency	0.1
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$1,202.02	$10.18
Hypothetical (5% annual return before expenses)	1,000.00	1,015.89	9.32
Class B
Actual	1,000.00	1,197.26	14.36
Hypothetical (5% annual return before expenses)	1,000.00	1,012.07	13.15
Class C
Actual	1,000.00	1,197.28	14.36
Hypothetical (5% annual return before expenses)	1,000.00	1,012.07	13.15
Class I
Actual	1,000.00	1,203.30	9.25
Hypothetical (5% annual return before expenses)	1,000.00	1,016.74	8.47

*  Expenses are equal to the Fund's annualized expense ratio of 1.84%, 2.60%, 2.60% and 1.67% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 94.4%
Austria 0.7%
Raiffeisen International Bank Holding, AG	42,366	$6,383,061
Bermuda 2.4%
Central European Media Enterprises, Ltd., Class A (a)	65,500	7,596,690
Cosco Pacific, Ltd.	1,390,000	3,636,768
GOME Electrical Appliances Holdings, Ltd.	3,767,000	9,527,694
		20,761,152
Brazil 9.7%
Banco do Brasill, SA	245,540	4,139,329
Banco Itau, SA—ADR	168,962	4,369,357
Companhia Siderurgica Nacional, SA	70,040	6,275,356
Companhia Vale do Rio Doce—ADR	1,036,828	29,010,448
Cyrela Brazil Realty, SA	331,608	4,436,325
Gerdau, SA—ADR	73,146	2,121,966
Lojas Arapua, SA—GDR (a)(b)(c)(d)	24,635	0
Perdigao, SA	7,700	188,462
Petroleo Brasileiro, SA—ADR	234,868	23,220,858
Uniao de Bancos Brasileiros, SA	80,260	1,119,820
Uniao de Bancos Brasileiros, SA—GDR (a)	74,421	10,392,148
		85,274,069
Cayman Islands 0.1%
Belle International Holdings, Ltd.	332,000	497,814
China 11.3%
Bank of China, Ltd., Class H	15,188,000	7,217,105
China Coal Energy Co., Class H	4,551,000	14,010,887
China Communications Construction Co., Ltd., Class H	2,724,000	7,076,118
China Construction Bank, Class H	17,580,000	14,767,182
China COSCO Holdings Co., Ltd., Class H	3,208,000	8,732,998
China Petroleum & Chemical Corp., Class H	7,250,000	10,764,886
Datang International Power Generation Co., Ltd., Class H	2,430,000	2,123,590
Dongfeng Motor Group Co., Ltd., Class H	7,623,000	5,320,198
Harbin Power Equipment Co., Ltd., Class H	2,592,000	8,228,713
Industrial & Commercial Bank of China, Ltd., Class H	15,198,000	10,783,524
Maanshan Iron & Steel Co., Ltd., Class H	5,909,000	3,862,560
Ping An Insurance Co. of China, Ltd., Class H	584,000	6,187,729
Wing Fat Printing Co. (rights) (a)	11,910	0
		99,075,490
Czech Republic 0.4%
Komercni Banka, AS	14,000	3,368,713

See Notes to Financial Statements
9

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Egypt 0.6%
El Sewedy Cables Holding Co. (a)	257,900	$5,493,756
Hong Kong 4.8%
BYD Electronic International Co., Ltd. (a)	1,803,500	3,497,181
China Mobile Hong Kong, Ltd.	1,497,000	25,942,128
China Overseas Land & Investment, Ltd.	422,000	866,393
China Resources Power Holdings Co., Ltd.	1,897,000	6,559,815
Shanghai Industrial Holdings, Ltd.	1,191,000	5,157,874
Sino-Ocean Land Holdings, Ltd. (a)	102,000	124,905
		42,148,296
India 10.7%
Aban Offshore, Ltd.	38,700	4,853,425
ABB, Ltd. India	149,800	5,730,972
Bharat Heavy Electricals, Ltd.	117,476	7,672,287
Bharti Airtel, Ltd. (a)	169,500	4,260,303
Deccan Chronicle Holdings, Ltd.	598,480	3,297,558
Glenmark Pharmaceuticals, Ltd.	320,650	4,840,721
GVK Power & Infrastructure, Ltd. (a)	130,000	2,632,231
HCL Technologies, Ltd.	379,800	3,166,464
HDFC Bank, Ltd.	130,300	5,683,200
HDFC Bank, Ltd.—ADR	45,000	5,870,250
Housing Development Finance Corp., Ltd.	52,500	3,798,405
India Cements, Ltd.	264,792	2,077,034
Infosys Technologies, Ltd.	117,744	5,257,811
Maruti Udyog, Ltd.	134,400	3,370,121
Praj Industries, Ltd.	297,000	1,806,604
Reliance Communications, Ltd.	204,000	3,848,087
Reliance Industries, Ltd.	145,700	10,646,298
Steel Authority Of India, Ltd.	390,500	2,802,246
Television Eighteen India, Ltd.	84,000	1,179,623
UTI Bank, Ltd.	308,000	7,569,555
Zee Entertainment Enterprises, Ltd.	400,800	3,318,170
		93,681,365
Indonesia 3.5%
Astra International Tbk	1,607,300	4,627,187
Bank Central Asia Tbk	3,818,500	2,938,106
Bank Mandiri	2,799,000	1,031,769
Bank Rakyat Indonesia	3,550,000	2,770,037
Bumi Resources Tbk	13,348,000	8,423,262
International Nickel Indonesia Tbk	388,000	3,947,350
Tambang Batubara Bukit Asam Tbk	1,865,000	2,358,129
Telekomunikasi Indonesia	4,488,500	4,853,677
		30,949,517

See Notes to Financial Statements
10

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Luxembourg 2.0%
Evraz Group, SA—GDR	71,440	$5,533,433
Millicom International Cellular, SA (a)	40,507	4,777,396
Tenaris, SA—ADR	162,691	7,277,168
		17,587,997
Malaysia 0.6%
Hap Seng Plantations Holdings Bhd (a)	134,000	128,854
IOI Corp. Bhd	2,020,750	4,694,616
		4,823,470
Mexico 4.8%
America Movil, SA de CV, Ser L—ADR	333,242	20,457,726
Corporacion GEO, SA de CV, Ser B (a)	657,036	1,890,266
Empresas ICA, SA de CV (a)	323,000	2,130,487
Grupo Financiero Banorte, SA de CV	1,406,100	5,810,277
Grupo Mexico, SA de CV, Ser B	338,700	2,128,842
Urbi, Desarrollos Urbanos, SA de CV (a)	663,994	2,293,558
Wal-Mart de Mexico, SA de CV, Ser V	1,695,461	5,910,804
Wal-Mart de Mexico, SA de CV, Ser V—ADR	50,545	1,762,125
		42,384,085
Oman 0.9%
Bank Muscat, SAOG—GDR	366,283	8,149,797
Philippines 0.7%
Ayala Corp.	137,156	1,854,922
Philippine Long Distance Telephone Co.	24,500	1,875,786
PNOC Energy Development Corp.	13,801,500	2,174,325
		5,905,033
Poland 3.6%
Bank Handlowy w Warszawie, SA	60,135	2,424,620
Bank Millennium, SA	1,066,593	4,993,919
Bank Pekao, SA	82,612	7,551,130
Bank Zachodni WBK, SA	41,251	4,173,997
Budimex, SA (a)	37,274	1,387,241
Getin Holding, SA (a)	128,619	758,551
PBG, SA (a)	8,657	1,071,422
Polimex Mostostal, SA	472,025	1,625,117
Polski Koncern Naftowy Orlen, SA (a)	75,300	1,573,821
TVN, SA	589,988	5,975,273
		31,535,091
Qatar 0.5%
Commercial Bank of Qatar	91,342	4,641,681
Republic of China (Taiwan) 5.1%
Asustek Computer, Inc.	1,262,962	3,765,761

See Notes to Financial Statements
11

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Republic of China (Taiwan) (Continued)
AU Optronics Corp.	6,777,519	$13,093,927
Epistar Corp.	772,000	3,287,262
Formosa Plastics Corp.	2,483,000	6,933,548
Foxconn Technology Co., Ltd.	436,900	3,525,077
Innolux Display Corp.	433,000	1,452,146
Innolux Display Corp.—GDR (a)	192,749	1,310,693
MediaTek, Inc.	52,640	677,399
Siliconware Precision Industries Co.	1,140,000	2,028,884
Taiwan Cement Corp.	2,818,000	3,870,855
Tripod Technology Corp.	118,094	423,718
TXC Corp.	250,097	437,080
Yang Ming Marine Transport	4,420,633	3,392,914
		44,199,264
Republic of Korea (South Korea) 11.2%
Amorepacific Corp.	2,800	2,109,480
Cheil Communications, Inc.	10,084	3,033,154
Cheil Industries, Inc.	38,134	2,102,377
Doosan Infracore Co., Ltd.	71,368	2,242,786
GS Engineering & Construction Corp.	26,473	4,340,744
Hite Brewery Co., Ltd.	18,598	2,822,736
Hyundai Heavy Industries Co., Ltd.	16,318	7,593,927
Hyundai Mipo Dockyard Co., Ltd.	16,192	4,896,241
Hyundai Motor Co.	67,240	5,124,761
Korean Air Lines Co., Ltd.	39,305	3,177,532
LG Chem, Ltd.	40,510	3,861,170
LG Electronics, Inc.	50,757	5,345,658
LG Philips LCD Co., Ltd. (a)	137,758	7,287,410
NHN Corp. (a)	27,261	6,462,893
ORION Corp.	5,805	1,540,113
POSCO	6,790	4,109,479
Samsung Electronics Co., Ltd.	10,880	6,394,840
Samsung Fire & Marine Insurance Co., Ltd.	18,390	4,957,886
Shinhan Financial Group Co., Ltd.	103,212	5,922,007
SK Energy Co., Ltd. (a)	12,903	2,481,837
SSCP Co., Ltd. (a)	69,489	2,333,045
STX Pan Ocean Co., Ltd. (a)	2,096,500	5,235,798
Woongjin Coway Co., Ltd.	143,510	4,623,490
		97,999,364
Russia 11.4%
Eurasia Drilling Co., Ltd.—GDR (a)	161,016	4,387,686
Gazprom—ADR	670,916	37,780,495
Mechel—ADR	63,635	6,181,504
Mobile TeleSystems—ADR	80,029	8,146,152

See Notes to Financial Statements
12

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Russia (Continued)
OAO TMK—GDR (d)	117,709	$5,287,853
OAO TMK—GDR	12,850	577,262
Sberbank	3,106,673	13,032,493
Sberbank—GDR (a)	9,608	5,255,576
Sberbank—GDR	150	80,079
Severstal—GDR	203,467	4,720,434
Vimpel-Communications—ADR	232,106	9,655,610
Wimm-Bill-Dann Foods OJSC—ADR	38,892	5,096,408
		100,201,552
South Africa 5.0%
ArcelorMittal South Africa, Ltd.	336,147	6,709,540
Barloworld, Ltd.	114,430	1,801,751
Exxaro Resources, Ltd.	322,900	4,868,983
Freeworld Coatings, Ltd. (a)	114,430	176,642
Group Five, Ltd.	444,000	3,569,675
MTN Group, Ltd.	926,568	17,354,079
Murray & Roberts Holdings, Ltd.	379,082	5,648,661
Raubex Group, Ltd.	493,016	3,426,510
Standard Bank Group, Ltd.	18,200	266,267
		43,822,108
Turkey 3.6%
Akcansa Cimento, AS	232,189	1,404,559
Aksigorta, AS	404,567	2,375,141
Koc Holding, AS (a)	364,447	1,967,485
Tefken Holding, AS (a)	186,000	1,023,416
Turkcell Iletisim Hizmetleri, AS	609,087	6,672,813
Turkcell Iletisim Hizmetleri, AS—ADR	11,300	311,541
Turkiye Garanti Bankasi, AS	839,546	7,489,786
Turkiye Halk Bankasi, AS (a)	318,158	3,299,565
Turkiye Is Bankasi, Ser C	207,016	1,292,607
Yapi ve Kredi Bankasi, AS (a)	1,626,917	5,707,261
		31,544,174
United States 0.8%
CTC Media, Inc. (a)	234,388	7,078,518
Total Common Stocks 94.4%		827,505,367
Preferred Stocks 3.4%
Brazil 2.6%
All America Latina Logistica	297,123	3,805,967
Banco Itau Holding Financiera, SA	155,940	4,039,373
Banco Nacional, SA (a) (b) (c)	19,271,000	0
Companhia Energetica de Sao Paulo (a)	90,401	2,176,418

See Notes to Financial Statements
13

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Brazil (Continued)
Companhia Vale do Rio Doce	10,916	$305,988
Gerdau, SA	67,575	1,958,654
Itausa-Investimentos Itau, SA	414,520	2,705,364
Lojas Arapua, SA (a) (b) (c)	31,632,300	0
Net Servicos de Comunicacao, SA (a)	262,407	3,145,081
Petroleo Brasileiro, SA	105,724	5,108,335
		23,245,180
Republic of Korea (South Korea) 0.5%
Samsung Electronics Co., Ltd.	9,717	4,406,623
South Africa 0.3%
Allied Electronics Corp., Ltd. (a)	348,121	2,190,289
Total Preferred Stocks 3.4%		29,842,092
Investment Companies 0.4%
Morgan Stanley Growth Fund (a) (e)	2,195,167	3,603,844
Total Long-Term Investments 98.2% (Cost $634,716,307)		860,951,303
Repurchase Agreements 1.4%
Banc of America Securities ($3,444,903 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $3,445,764)		3,444,903
Citigroup Global Markets, Inc. ($3,062,136 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $3,062,833)		3,062,136
State Street Bank & Trust Co. ($5,723,961 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $5,725,202)		5,723,961
Total Repurchase Agreements (Cost $12,231,000)		12,231,000
Total Investments 99.6% (Cost $646,947,307)		873,182,303
Foreign Currency 0.1% (Cost $787,326)		800,230
Other Assets in Excess of Liabilities 0.3%		3,006,796
Net Assets 100.0%		$876,989,329

See Notes to Financial Statements
14

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $607,767,159 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors.

(a)  Non-income producing security as this stock currently does not declare income dividends.

(b)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)  Security has been deemed illiquid.

(d)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  The Fund is advised by an affiliate which earns a management fee as adviser to the Fund.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See Notes to Financial Statements
15

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Diversified Banks	$171,355,825	19.5%
Wireless Telecommunication Services	103,301,622	11.8
Integrated Oil & Gas	76,874,574	8.8
Steel	44,581,160	5.1
Diversified Metals & Mining	39,955,622	4.6
Coal & Consumable Fuels	24,792,279	2.8
Construction & Engineering	24,627,314	2.8
Heavy Electrical Equipment	24,264,202	2.8
Electronic Equipment Manufacturers	23,432,424	2.7
Broadcasting & Cable TV	21,214,837	2.4
Automobile Manufacturers	18,442,267	2.1
Marine	17,361,710	2.0
Semiconductors	16,795,006	1.9
Industrial Conglomerates	16,115,883	1.8
Oil & Gas Refining & Marketing	14,701,955	1.7
Commodity Chemicals	13,304,406	1.5
Oil & Gas Equipment & Services	13,142,283	1.5
Independent Power Producers & Energy Traders	13,034,149	1.5
Construction & Farm Machinery & Heavy Trucks	12,490,168	1.4
Computer & Electronics Retail	9,527,694	1.1
Homebuilding	8,620,149	1.0
IT Consulting & Other Services	8,424,276	1.0
Hypermarkets & Super Centers	7,672,929	0.9
Construction Materials	7,352,448	0.8
Property & Casualty Insurance	7,333,027	0.8
Movies & Entertainment	7,078,518	0.8
Computer Storage & Peripherals	6,528,601	0.7
Internet Software & Services	6,462,893	0.7
Life & Health Insurance	6,187,729	0.7
Electrical Components & Equipment	5,493,756	0.6
Consumer Electronics	5,345,658	0.6
Packaged Foods & Meats	5,284,870	0.6
Integrated Telecommunication Services	4,853,677	0.6
Oil & Gas Drilling	4,853,425	0.6
Pharmaceuticals	4,840,722	0.6
Agricultural Products	4,823,470	0.6
Regional Banks	4,641,681	0.5
Other Diversified Financial Services	4,627,260	0.5
Housewares & Specialties	4,623,490	0.5
Oil & Gas Exploration & Production	4,387,686	0.5
Industrial Machinery	4,049,390	0.5
Railroads	3,805,967	0.4
Thrifts & Mortgage Finance	3,798,405	0.4
Marine Ports & Services	3,636,768	0.4
Computer Hardware	3,525,076	0.4
Electronic Manufacturing Services	3,497,181	0.4

See Notes to Financial Statements
16

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (continued)

Industry	Value	Percent of Net Assets
Publishing	$3,297,558	0.4%
Airlines	3,177,532	0.4
Advertising	3,033,154	0.4
Brewers	2,822,736	0.3
Personal Products	2,109,480	0.2
Apparel, Accessories & Luxury Goods	2,102,378	0.2
Multi-Sector Holdings	1,854,922	0.2
Real Estate Management & Development	991,297	0.1
Apparel Retail	497,814	0.1
	$860,951,303	98.2%

See Notes to Financial Statements
17

Van Kampen Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $646,947,307)	$873,182,303
Foreign Currency (Cost $787,326)	800,230
Cash	40
Receivables:
Investments Sold	8,795,242
Fund Shares Sold	3,686,602
Dividends	786,687
Interest	1,399
Other	1,167,632
Total Assets	888,420,135
Liabilities:
Payables:
Investments Purchased	5,836,046
Capital Gain Tax	1,826,203
Fund Shares Repurchased	1,786,182
Investment Advisory Fee	896,991
Distributor and Affiliates	554,779
Accrued Expenses	283,197
Directors' Deferred Compensation and Retirement Plans	247,408
Total Liabilities	11,430,806
Net Assets	$876,989,329
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$669,549,600
Net Unrealized Appreciation	224,403,943
Accumulated Net Investment Loss	(6,669,195)
Accumulated Net Realized Loss	(10,295,019)
Net Assets	$876,989,329
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $482,873,086 and 18,407,951 shares of beneficial interest issued and outstanding)	$26.23
Maximum sales charge (5.75%* of offering price)	1.60
Maximum offering price to public	$27.83
Class B Shares: Net asset value and offering price per share (Based on net assets of $108,790,441 and 4,678,326 shares of beneficial interest issued and outstanding)	$23.25
Class C Shares: Net asset value and offering price per share (Based on net assets of $102,230,021 and 4,374,715 shares of beneficial interest issued and outstanding)	$23.37
Class I Shares: Net asset value and offering price per share (Based on net assets of $183,095,781 and 6,948,273 shares of beneficial interest issued and outstanding)	$26.35

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
18

Van Kampen Emerging Markets Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $512,666)	$5,978,112
Interest	234,732
Total Income	6,212,844
Expenses:
Investment Advisory Fee	5,127,703
Distribution (12b-1) and Service Fees
Class A	729,904
Class B	517,307
Class C	470,795
Transfer Agent Fees	722,090
Custody	525,990
Accounting and Administrative Expenses	90,580
Reports to Shareholders	74,272
Professional Fees	50,852
Registration Fees	34,568
Directors' Fees and Related Expenses	17,631
Other	19,709
Total Expenses	8,381,401
Less Credits Earned on Cash Balances	32,152
Net Expenses	8,349,249
Net Investment Loss	$(2,136,405)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$132,714,937
Foreign Currency Transactions	150,017
Forward Foreign Currency Contracts	(1,125,402)
Net Realized Gain	131,739,552
Unrealized Appreciation/Depreciation:
Beginning of the Period	207,836,700
End of the Period:
Investments (Includes Capital Gain Tax of $(1,826,203))	224,408,793
Foreign Currency Translation	(4,850)
224,403,943
Net Unrealized Appreciation During the Period	16,567,243
Net Realized and Unrealized Gain	$148,306,795
Net Increase in Net Assets from Operations	$146,170,390

See Notes to Financial Statements
19

Van Kampen Emerging Markets Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Loss	$(2,136,405)	$(2,090,608)
Net Realized Gain	131,739,552	132,808,643
Net Unrealized Appreciation During the Period	16,567,243	106,909,483
Change in Net Assets from Operations	146,170,390	237,627,518
Distributions from Net Investment Income:
Class A Shares	-0-	(770,093)
Class B Shares	-0-	-0-
Class C Shares	-0-	-0-
Class I Shares	-0-	(3,859)
	-0-	(773,952)
Distributions from Net Realized Gain:
Class A Shares	(108,126,409)	(42,072,676)
Class B Shares	(27,356,608)	(7,962,828)
Class C Shares	(25,485,698)	(6,549,318)
Class I Shares	(41,654,464)	(110,804)
	(202,623,179)	(56,695,626)
Total Distributions	(202,623,179)	(57,469,578)
Net Change in Net Assets from Investment Activities	(56,452,789)	180,157,940
From Capital Transactions:
Proceeds from Shares Sold	419,485,538	278,127,472
Net Asset Value of Shares Issued Through Dividend Reinvestment	143,833,141	37,448,475
Cost of Shares Repurchased	(390,035,280)	(199,487,360)
Net Change in Net Assets from Capital Transactions	173,283,399	116,088,587
Total Increase in Net Assets	116,830,610	296,246,527
Net Assets:
Beginning of the Period	760,158,719	463,912,192
End of the Period (Including accumulated net investment loss of $6,669,195 and $4,532,790, respectively)	$876,989,329	$760,158,719

See Notes to Financial Statements
20

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$28.08	$20.87	$15.34	$11.53	$8.65	$8.50
Net Investment Income/Loss (a)	(0.04)	(0.04)	0.03	0.07	0.06	-0- (c)
Net Realized and Unrealized Gain	5.76	9.53	5.60	3.78	2.82	0.15
Total from Investment Operations	5.72	9.49	5.63	3.85	2.88	0.15
Less:
Distributions from Net Investment Income	-0-	0.04	0.10	0.04	-0-	-0-
Distributions from Net Realized Gain	7.57	2.24	-0-	-0-	-0-	-0-
Total Distributions	7.57	2.28	0.10	0.04	-0-	-0-
Net Asset Value, End of the Period	$26.23	$28.08	$20.87	$15.34	$11.53	$8.65
Total Return* (b)	20.20%**	47.70%	36.73%	33.42%	33.29%	1.65%
Net Assets at End of the Period (In millions)	$482.9	$579.4	$332.7	$182.3	$129.9	$53.3
Ratio of Expenses to Average Net Assets*	1.84%	1.96%	2.14%	2.15%	2.15%	2.29%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.29%)	(0.16%)	0.16%	0.53%	0.53%	0.01%
Portfolio Turnover	53%**	87%	73%	60%	89%	86%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	2.26%	2.51%	2.82%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	N/A	N/A	0.42%	0.17%	(0.52%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	1.84%	1.96%	2.14%	2.15%	2.15%	2.15%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements
21

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$25.70	$19.36	$14.27	$10.77	$8.15	$8.07
Net Investment Loss (a)	(0.16)	(0.20)	(0.11)	(0.03)	(0.03)	(0.05)
Net Realized and Unrealized Gain	5.28	8.78	5.20	3.53	2.65	0.13
Total from Investment Operations	5.12	8.58	5.09	3.50	2.62	0.08
Less Distributions from Net Realized Gain	7.57	2.24	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$23.25	$25.70	$19.36	$14.27	$10.77	$8.15
Total Return* (b)	19.73%**	46.62%	35.67%	32.50%	32.15%	0.99%
Net Assets at End of the Period (In millions)	$108.8	$92.8	$73.0	$63.5	$55.8	$28.0
Ratio of Expenses to Average Net Assets*	2.60%	2.72%	2.89%	2.90%	2.90%	3.04%
Ratio of Net Investment Loss to Average Net Assets*	(1.11%)	(0.92%)	(0.61%)	(0.26%)	(0.24%)	(0.71%)
Portfolio Turnover	53%**	87%	73%	60%	89%	86%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	3.01%	3.26%	3.57%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	(0.37%)	(0.60%)	(1.24%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.60%	2.72%	2.89%	2.90%	2.90%	2.90

**  Non-annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
22

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$25.80	$19.42	$14.32	$10.81	$8.18	$8.10
Net Investment Loss (a)	(0.16)	(0.20)	(0.11)	(0.03)	(0.02)	(0.05)
Net Realized and Unrealized Gain	5.30	8.82	5.21	3.54	2.65	0.13
Total from Investment Operations	5.14	8.62	5.10	3.51	2.63	0.08
Less Distributions from Net Realized Gain	7.57	2.24	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$23.37	$25.80	$19.42	$14.32	$10.81	$8.18
Total Return* (b)	19.73%**	46.69%	35.61%	32.47%	32.15%	0.99%
Net Assets at End of the Period (In millions)	$102.2	$81.5	$58.2	$42.3	$34.6	$13.9
Ratio of Expenses to Average Net Assets*	2.60%	2.72%	2.89%	2.90%	2.90%	3.04%
Ratio of Net Investment Loss to Average Net Assets*	(1.11%)	(0.92%)	(0.61%)	(0.25%)	(0.21%)	(0.71%)
Portfolio Turnover	53%**	87%	73%	60%	89%	86%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	3.01%	3.26%	3.57%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	(0.36%)	(0.57%)	(1.24%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.60%	2.72%	2.89%	2.90%	2.90%	2.90%

**  Non-annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
23

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2007	Year Ended June 30, 2007	April 6, 2006 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$28.15	$20.89	$22.84
Net Investment Income/Loss (a)	(0.11)	0.09	0.05
Net Realized and Unrealized Gain/Loss	5.88	9.49	(2.00)
Total from Investment Operations	5.77	9.58	(1.95)
Less:
Distributions from Net Investment Income	-0-	0.08	-0-
Distributions from Net Realized Gain	7.57	2.24	-0-
Total Distributions	7.57	2.32	-0-
Net Asset Value, End of the Period	$26.35	$28.15	$20.89
Total Return (b)	20.33%*	48.13%	–8.54%*
Net Assets at End of the Period (In millions)	$183.1	$6.4	$0.01
Ratio of Expenses to Average Net Assets	1.67%	1.68%	1.90%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.75%)	0.38%	0.99%
Portfolio Turnover	53%*	87%	73%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

See Notes to Financial Statements
24

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Emerging Markets Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. The Fund commenced operations on July 6, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are not readily available are valued at the mean of the last reported bid and asked prices obtained from reputable brokers. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully

25

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainly in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $3,989,618. At June 30, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $47,975,379, which will expire according to the following schedule:

Amount	Expiration
$5,794,259	June 30, 2008
31,533,824	June 30, 2009
10,136,235	June 30, 2010
511,061	June 30, 2011

Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$647,329,259
Gross tax unrealized appreciation	$242,416,677
Gross tax unrealized depreciation	(16,563,633)
Net tax unrealized appreciation on investments	$225,853,044

26

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2007 were as follows:

Distributions paid from:
Ordinary income	$773,952
Long-term capital gain	56,695,626
$57,469,578

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,091,485
Undistributed long-term capital gain	98,256,187

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $32,152 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government

27

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	1.25%
Next $500 million	1.20%
Next $1.5 billion	1.15%
Over $2.5 billion	1.00%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Company (the "Subadviser") to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 47% of its investment advisory fee to the Subadviser.

The Adviser has agreed to waive all expenses in excess of 2.15% of Class A average net assets, 2.90% of Class B average net assets, 2.90% of Class C average net assets, and 1.90% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended December 31, 2007, the Adviser did not waive any of its advisory fees.

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $6,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $47,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $640,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

28

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $158,182 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $130,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $64,500. Sales charges do not represent expenses of the Fund.

At December 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 444 Shares of Class I.

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	4,815,629	$149,114,408	10,129,810	$241,250,754
Class B	633,106	17,856,320	881,492	19,512,077
Class C	718,996	19,828,891	531,473	11,804,820
Class I	7,085,505	232,685,919	227,644	5,559,821
Total Sales	13,253,236	$419,485,538	11,770,419	$278,127,472
Dividend Reinvestment:
Class A	3,705,573	$97,827,126	1,068,830	$24,935,683
Class B	1,095,367	25,642,670	341,427	7,316,749
Class C	850,492	20,012,094	241,564	5,196,043
Class I	13,245	351,251	-0-	-0-
Total Dividend Reinvestment	5,664,677	$143,833,141	1,651,821	$37,448,475
Repurchases:
Class A	(10,746,097)	$(351,398,337)	(6,507,702)	$(155,661,523)
Class B	(662,077)	(17,816,136)	(1,380,635)	(30,430,247)
Class C	(353,714)	(9,658,775)	(610,639)	(13,371,377)
Class I	(377,704)	(11,162,032)	(905)	(24,213)
Total Repurchases	(12,139,592)	$(390,035,280)	(8,499,881)	$(199,487,360)

29

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

4.  Redemption Fee

The Fund will assess a 2% redemption fee on proceeds of Fund Shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $53,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $440,577,983 and $486,208,621, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,220,000 and $2,868,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's effective yield, foreign currency exposure, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

30

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

31

Van Kampen Emerging Markets Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment Company
23 Church Street
16-01 Capital Square
Singapore 049481

Distributor

Van Kampen Funds Inc.
One Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

32

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

455, 555, 655, 670
MSEM SAN 2/08
IU08-00799P-Y12/07

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

Equity Growth
Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Equity Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED OFFER NO BANK GUARANTEE MAY LOSE VALUE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY NOT A DEPOSIT

Performance Summary as of 12/31/07

	A Shares since 5/28/98		B Shares since 5/28/98		C Shares since 5/28/98		I Shares since 8/12/05
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	4.81%	4.16%	4.16%	4.16%	4.07%	4.07%	16.07%
5-year	14.36	13.01	13.68	13.50	13.59	13.59	—
1-year	21.77	14.74	21.78	16.78	20.89	19.89	22.14
6-month	10.24	3.92	10.27	5.27	9.77	8.77	10.34

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended December 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 1000® Growth Index is generally representative of the U.S. market for large capitalization stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

For the six months ended December 31, 2007, equities overall declined as investors succumbed to the ongoing pressures caused by the deterioration of the housing and mortgage markets. In spite of investors' optimism earlier in the year that the impact of the declining subprime mortgage industry (which provides loans to less creditworthy customers) would be confined to a small part of the overall market, this hope was dashed early in the reporting period, when the subprime mortgage market suffered a complete collapse under the weight of rising loan defaults and home foreclosures. This, in turn, led to the demise of several hedge funds invested in mortgage-backed securities and the bankruptcies of a number of mortgage lenders. Credit significantly tightened during this period and liquidity decreased, stemming the flow of cash that had underpinned the frenetic pace of deal making and merger and acquisition activities over the past several years. Consumer spending, another key factor in the economy's recent growth, decreased considerably as house values continued to drop and oil and gasoline prices rose higher. In response to rising volatility, the Federal Open Market Committee (the "Fed") began a series of cuts to the target federal funds rate and the discount rate (the rate at which member banks borrow from the central bank). Although each announced rate reduction temporarily boosted investor sentiment, the broad market declined in the fourth quarter, reflecting investors' concerns about the health of the financial markets in 2008.

For the six-month period, the broad stock market's return was in negative territory. Growth stocks (which comprise the Russell 1000® Growth Index and generally represent the Fund's universe of investable stocks) were the only asset class that yielded a positive return for the period, handily surpassing the broad market returns. In this volatile market environment, investors generally favored growth stocks in their belief that these securities to have greater potential for above-average growth in a slower paced economic environment. They also preferred large capitalization securities due to larger companies' perceived earnings stability, as well as these companies' ability to tap into international markets for growth.

2

Performance Analysis

All share classes of Van Kampen Equity Growth Fund outperformed the Russell 1000® Growth Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	Class I	Russell 1000® Growth Index
10.24%	10.27%	9.77%	10.34%	3.41%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

We use intensive fundamental research to seek high-quality growth companies. Our investment discipline favors companies that have sustainable competitive advantages, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward profile. Because we emphasize secular growth, short-term market events are not as meaningful in the stock selection process. As a result of our management strategy, sector allocations are a result of bottom-up stock selection and are not intentional top-down decisions.

For the period, the largest positive contributor to the Fund's performance was the consumer discretionary sector. Here, investment in the commercial services, consumer electronics, consumer products and hotel/motel segments significantly added to relative returns and more than made up for slightly negative impact of an overweight allocation. Stock selection in the materials and processing sector, specifically a single holding in the agriculture fishing and ranching segment, and an overweight allocation also greatly bolstered relative performance. Additionally, stock selection in the auto and transportation sector, particularly in transportation and logistics companies, was advantageous to the Fund's performance.

Conversely, the main detractor from performance was the financial services sector, where a single holding in a financial information services company and an overweight allocation significantly diminished relative returns. In the technology sector, weak stock selection in the semiconductors and communication technology segments unfortunately offset gains made through selection in computer technology companies, and an underweight allocation in the sector also hindered relative returns. Finally, an underweight position in the consumer staples sector was also disadvantageous to the Fund's performance.

At the close of the period, internet software and services represented the largest sector weight and overweight in the portfolio, followed by the communications equipment and fertilizers and agricultural chemicals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/07
Monsanto Co.	7.0%
Google, Inc., Class A	6.3
China Merchants Holdings International Co., Ltd.	4.7
UnitedHealth Group, Inc.	4.5
Ultra Petroleum Corp.	4.1
Sears Holdings Corp.	4.0
American Express Co.	3.8
Corning, Inc.	3.8
Brookfield Asset Management, Inc., Class A	3.7
Apple, Inc.	3.5
Summary of Investments by Industry Classification as of 12/31/07
Internet Software & Services	9.0%
Communications Equipment	7.2
Fertilizers & Agricultural Chemicals	7.0
Wireless Telecommunication Services	6.0
Oil & Gas Exploration & Production	5.5
Computer Hardware	5.3
Marine Ports & Services	4.7
Managed Health Care	4.5
Diversified Banks	4.3
Department Stores	4.0
Consumer Finance	3.8
Real Estate Management & Development	3.7
Hotels, Resorts & Cruise Lines	2.9
Leisure Products	2.4
Specialized Finance	2.3
Hypermarkets & Super Centers	2.3
Multi-Line Insurance	2.2
Property & Casualty Insurance	2.1
Internet Retail	2.0
Apparel Retail	1.9
Diversified Commercial & Professional Services	1.8
Air Freight & Logistics	1.7
Semiconductors	1.7
Advertising	1.5
Footwear	1.5
Casinos & Gaming	1.4
Construction Materials	1.1
(continued on next page)

4

Summary of Investments by Industry Classification as of 12/31/07
(continued from previous page)
Reinsurance	0.9%
Motorcycle Manufacturers	0.8
Total Long-Term Investments	95.5
Total Repurchase Agreements	3.5
Total Investments	99.0
Foreign Currency	0.0 *
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

*  Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$1,102.39	$6.13
Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.89
Class B
Actual	1,000.00	1,102.71	5.13
Hypothetical (5% annual return before expenses)	1,000.00	1,020.26	4.93
Class C
Actual	1,000.00	1,097.70	10.12
Hypothetical (5% annual return before expenses)	1,000.00	1,015.48	9.73
Class I
Actual	1,000.00	1,103.45	4.81
Hypothetical (5% annual return before expenses)	1,000.00	1,020.56	4.62

*  Expenses are equal to the Fund's annualized expense ratio of 1.16%, 0.97%, 1.92% and 0.91% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 95.5%
Advertising 1.5%
Omnicom Group, Inc.	100,928	$4,797,108
Air Freight & Logistics 1.7%
C.H. Robinson Worldwide, Inc.	102,332	5,538,208
Apparel Retail 1.9%
Abercrombie & Fitch Co., Class A	76,605	6,126,102
Casinos & Gaming 1.4%
Wynn Resorts, Ltd.	41,419	4,644,313
Communications Equipment 7.2%
3Com Corp. (a)	1,380,373	6,239,286
Cisco Systems, Inc. (a)	174,866	4,733,622
Corning, Inc.	503,115	12,069,729
		23,042,637
Computer Hardware 5.3%
Apple, Inc. (a)	56,589	11,209,149
Dell, Inc. (a)	238,443	5,844,238
		17,053,387
Construction Materials 1.1%
Martin Marietta Materials, Inc.	27,530	3,650,478
Consumer Finance 3.8%
American Express Co.	235,608	12,256,328
Department Stores 4.0%
Sears Holdings Corp. (a)	126,949	12,955,145
Diversified Banks 4.3%
ICICI Bank, Ltd. (India)	263,823	8,250,712
ICICI Bank, Ltd.—ADR (India)	89,711	5,517,226
		13,767,938
Diversified Commercial & Professional Services 1.8%
Corporate Executive Board Co.	94,714	5,692,311
Fertilizers & Agricultural Chemicals 7.0%
Monsanto Co.	199,945	22,331,857
Footwear 1.5%
NIKE, Inc., Class B	73,756	4,738,085

See Notes to Financial Statements
9

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Hotels, Resorts & Cruise Lines 2.9%
Ctrip.com International, Ltd.—ADR (Cayman Islands)	163,682	$9,406,805
Hypermarkets & Super Centers 2.3%
Costco Wholesale Corp.	104,583	7,295,710
Internet Retail 2.0%
Amazon.com, Inc. (a)	69,706	6,457,564
Internet Software & Services 9.0%
Baidu.com, Inc.—ADR (Cayman Islands) (a)	8,784	3,429,186
eBay, Inc. (a)	159,949	5,308,707
Google, Inc., Class A (a)	29,170	20,170,472
		28,908,365
Leisure Products 2.4%
ARUZE CORP. (Japan)	199,100	7,566,130
Managed Health Care 4.5%
UnitedHealth Group, Inc.	247,557	14,407,817
Marine Ports & Services 4.7%
China Merchants Holdings International Co., Ltd. (Hong Kong)	2,477,732	15,151,090
Motorcycle Manufacturers 0.8%
Harley-Davidson, Inc.	56,473	2,637,854
Multi-Line Insurance 2.2%
Loews Corp.	137,367	6,915,055
Oil & Gas Exploration & Production 5.5%
CNPC Hong Kong, Ltd. (Bermuda)	6,690,000	4,230,767
Ultra Petroleum Corp. (Canada) (a)	186,281	13,319,091
		17,549,858
Property & Casualty Insurance 2.1%
Berkshire Hathaway, Inc., Class B (a)	1,404	6,649,344
Real Estate Management & Development 3.7%
Brookfield Asset Management, Inc., Class A (Canada)	335,737	11,975,739
Reinsurance 0.9%
Greenlight Capital Re, Ltd., Class A (Cayman Islands) (a)	140,623	2,923,552
Semiconductors 1.7%
Marvell Technology Group, Ltd. (Bermuda) (a)	395,102	5,523,526

See Notes to Financial Statements
10

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Specialized Finance 2.3%
CME Group, Inc.	10,654	$7,308,644
Wireless Telecommunication Services 6.0%
America Movil, SA de CV, Ser L—ADR (Mexico)	153,089	9,398,134
Bharti Airtel, Ltd. (India) (a)	393,287	9,885,085
		19,283,219
Total Long-Term Investments 95.5% (Cost $229,159,223)		306,554,169
Repurchase Agreements 3.5%

Banc of America Securities ($3,212,539 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $3,213,342)	3,212,539
Citigroup Global Markets, Inc. ($2,855,590 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $2,856,240)	2,855,590
State Street Bank & Trust Co. ($5,337,871 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $5,339,028)	5,337,871
Total Repurchase Agreements (Cost $11,406,000)	11,406,000
Total Investments 99.0% (Cost $240,565,223)	317,960,169
Foreign Currency 0.0% (Cost $128)	128
Other Assets in Excess of Liabilities 1.0%	3,182,527
Net Assets 100.0%	$321,142,824

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $45,083,784 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR—American Depositary Receipt

See Notes to Financial Statements
11

Van Kampen Equity Growth Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $240,565,223)	$317,960,169
Foreign Currency (Cost $128)	128
Cash	616
Receivables:
Investments Sold	23,268,506
Fund Shares Sold	771,051
Dividends	47,792
Interest	1,305
Other	241,715
Total Assets	342,291,282
Liabilities:
Payables:
Investments Purchased	19,713,379
Fund Shares Repurchased	425,346
Capital Gain Tax	265,504
Investment Advisory Fee	135,053
Distributor and Affiliates	63,942
Directors' Deferred Compensation and Retirement Plans	323,610
Accrued Expenses	221,624
Total Liabilities	21,148,458
Net Assets	$321,142,824
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$369,988,268
Net Unrealized Appreciation	77,129,442
Accumulated Net Investment Loss	(723,959)
Accumulated Net Realized Loss	(125,250,927)
Net Assets	$321,142,824
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $216,256,738 and 15,105,070 shares of beneficial interest issued and outstanding)	$14.32
Maximum sales charge (5.75%* of offering price)	0.87
Maximum offering price to public	$15.19
Class B Shares: Net asset value and offering price per share (Based on net assets of $70,998,118 and 5,290,322 shares of beneficial interest issued and outstanding)	$13.42
Class C Shares: Net asset value and offering price per share (Based on net assets of $32,470,981 and 2,428,835 shares of beneficial interest issued and outstanding)	$13.37
Class I Shares: Net asset value and offering price per share (Based on net assets of $1,416,987 and 98,406 shares of beneficial interest issued and outstanding)	$14.40

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
12

Van Kampen Equity Growth Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $10,823)	$1,248,950
Interest	123,867
Total Income	1,372,817
Expenses:
Investment Advisory Fee	766,212
Transfer Agent Fees	438,308
Distribution (12b-1) and Service Fees
Class A	253,548
Class B	16,719
Class C	148,373
Reports to Shareholders	66,546
Accounting and Administrative Expenses	39,117
Registration Fees	26,075
Professional Fees	24,270
Custody	14,251
Directors' Fees and Related Expenses	11,982
Other	18,736
Total Expenses	1,824,137
Less Credits Earned on Cash Balances	11,021
Net Expenses	1,813,116
Net Investment Loss	$(440,299)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$16,022,459
Foreign Currency Transactions	(26,533)
Net Realized Gain	15,995,926
Unrealized Appreciation/Depreciation:
Beginning of the Period	63,047,328
End of the Period: Investments (Includes Capital Gain Tax of $(265,504))	77,129,442
Net Unrealized Appreciation During the Period	14,082,114
Net Realized and Unrealized Gain	$30,078,040
Net Increase in Net Assets from Operations	$29,637,741

See Notes to Financial Statements
13

Van Kampen Equity Growth Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Loss	$(440,299)	$(1,843,367)
Net Realized Gain	15,995,926	32,340,664
Net Unrealized Appreciation During the Period	14,082,114	23,452,936
Net Change in Net Assets from Investment Activities	29,637,741	53,950,233
From Capital Transactions:
Proceeds from Shares Sold	42,160,099	61,604,662
Cost of Shares Repurchased	(47,584,303)	(117,206,732)
Net Change in Net Assets from Capital Transactions	(5,424,204)	(55,602,070)
Total Increase/Decrease in Net Assets	24,213,537	(1,651,837)
Net Assets:
Beginning of the Period	296,929,287	298,581,124
End of the Period (Including accumulated net investment loss of $723,959 and $283,660, respectively)	$321,142,824	$296,929,287

See Notes to Financial Statements
14

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$12.99	$10.75	$9.65	$9.25	$8.06	$8.38
Net Investment Loss (a)	(0.02)	(0.05)	(0.05)	(0.04)	(0.04)	(0.02)
Net Realized and Unrealized Gain/Loss	1.35	2.29	1.15	0.44	1.23	(0.30)
Total from Investment Operations	1.33	2.24	1.10	0.40	1.19	(0.32)
Net Asset Value, End of the Period	$14.32	$12.99	$10.75	$9.65	$9.25	$8.06
Total Return* (b)	10.24%**	20.84%	11.40%	4.32%	14.76%	–3.82%
Net Assets at End of the Period (In millions)	$216.3	$194.4	$183.3	$156.2	$57.0	$34.4
Ratio of Expenses to Average Net Assets*	1.16%	1.23%	1.24%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets*	(0.26%)	(0.43%)	(0.49%)	(0.41%)	(0.49%)	(0.30%)
Portfolio Turnover	21%**	46%	75%	154%	135%	186%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	1.59%	1.67%	1.75%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	(0.50%)	(0.66%)	(0.55%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
15

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2007		2007		2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$12.17		$10.11		$9.15	$8.84	$7.76	$8.12
Net Investment Loss (a)	(0.01)		(0.10)		(0.13)	(0.10)	(0.11)	(0.08)
Net Realized and Unrealized Gain/Loss	1.26		2.16		1.09	0.41	1.19	(0.28)
Total from Investment Operations	1.25		2.06		0.96	0.31	1.08	(0.36)
Net Asset Value, End of the Period	$13.42		$12.17		$10.11	$9.15	$8.84	$7.76
Total Return* (b)	10.27	%**(c)	20.38	%(c)	10.49%	3.51%	13.92%	–4.55%
Net Assets at End of the Period (In millions)	$71.0		$72.8		$84.6	$108.1	$33.6	$28.7
Ratio of Expenses to Average Net Assets*	0.97	%(c)	1.74	%(c)	1.99%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(0.07	%)(c)	(0.95	%)(c)	(1.25%)	(1.19%)	(1.24%)	(1.05%)
Portfolio Turnover	21	%**	46%		75%	154%	135%	186%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		N/A	2.34%	2.42%	2.50%
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A		N/A	(1.28%)	(1.41%)	(1.30%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$12.18	$10.15	$9.19	$8.87	$7.79	$8.12
Net Investment Loss (a)	(0.06)	(0.13)	(0.13)	(0.09)	(0.11)	(0.06)
Net Realized and Unrealized Gain/Loss	1.25	2.16	1.09	0.41	1.19	(0.27)
Total from Investment Operations	1.19	2.03	0.96	0.32	1.08	(0.33)
Net Asset Value, End of the Period	$13.37	$12.18	$10.15	$9.19	$8.87	$7.79
Total Return* (b)	9.77%**	20.00%	10.45%	3.61%	13.86%	–4.06	%(c)
Net Assets at End of the Period (In millions)	$32.5	$28.4	$29.7	$30.4	$20.9	$15.7
Ratio of Expenses to Average Net Assets*	1.92%	1.99%	1.99%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.02%)	(1.19%)	(1.25%)	(1.11%)	(1.24%)	(0.81	%)(c)
Portfolio Turnover	21%**	46%	75%	154%	135%	186%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	2.34%	2.42%	2.50%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	N/A	(1.20%)	(1.41%)	(1.06	%)(c)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .21% and .24%, respectively.

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended September 30, 2007		Year Ended June 30, 2007	August 12, 2005 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$13.05		$10.77	$10.09
Net Investment Loss (a)	0.00	(c)	(0.02)	(0.03)
Net Realized and Unrealized Gain	1.35		2.30	0.71
Total from Investment Operations	1.35		2.28	0.68
Net Asset Value, End of the Period	$14.40		$13.05	$10.77
Total Return (b)	10.34	%*	21.17%	6.74%*
Net Assets at End of the Period (In millions)	$1.4		$1.3	$1.0
Ratio of Expenses to Average Net Assets	0.91%		0.98%	0.96%
Ratio of Net Investment Loss to Average Net Assets	(0.01%)		(0.14%)	(0.27%)
Portfolio Turnover	21	%*	46%	75%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

See Notes to Financial Statements
18

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Equity Growth Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium-and large capitalization companies. The Fund commenced operations on May 28, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

19

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax law which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $29,118,023. At June 30, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $140,658,520, which will expire according to the following schedule.

Amount	Expiration
$22,369,927	June 30, 2009
96,403,579	June 30, 2010
21,885,014	June 30, 2011

Due to a merger with another regulated investment company, a portion of the capital loss carryforward referred to above may be limited under Internal Revenue Code Section 382.

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$241,153,556
Gross tax unrealized appreciation	$88,130,853
Gross tax unrealized depreciation	(11,324,240)
Net tax unrealized appreciation on investments	$76,806,613

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized

20

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

There were no distributions paid during the year ended June 30, 2007. As of June 30, 2007, there were no distributable earning on a tax basis.

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $11,021 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.50%
Next $1 billion	.45%
Next $1 billion	.40%
Over $3 billion	.35%

The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average daily net assets, 2.25% of Class B average daily net assets, 2.25% of Class C average daily net assets, and 1.25% of Class I average daily net assets. For the six months ended December 31, 2007, the Adviser did not waive any of its advisory fees. This waiver is voluntary and can be discontinued at any time.

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $1,700 representing legal services provided by Skadden, Arps, Slate,Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $29,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $356,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

21

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended,may be invested in the shares of those funds selected by the directors. Investments in such funds of $229,395 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc. ("Morgan Stanley"), an affiliate of the Adviser, totaling $5,561.

For the six months ended December 31, 2007,Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $32,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $35,800. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	2,271,218	$31,045,401	4,035,914	$47,694,341
Class B	473,865	6,018,936	1,009,959	10,985,946
Class C	389,284	5,013,752	229,587	2,536,883
Class I	6,176	82,010	31,746	387,492
Total Sales	3,140,543	$42,160,099	5,307,206	$61,604,662
Repurchases:
Class A	(2,130,395)	$(28,831,651)	(6,130,049)	$(71,475,802)
Class B	(1,170,754)	(14,953,403)	(3,387,253)	(36,533,197)
Class C	(289,442)	(3,696,733)	(825,900)	(8,953,825)
Class I	(7,603)	(102,516)	(20,874)	(243,908)
Total Repurchases	(3,598,194)	$(47,584,303)	(10,364,076)	$(117,206,732)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $500, which are

22

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short term investments, were $64,390,616 and $77,330,420, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $39,200 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

9.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an

23

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

24

Van Kampen Equity Growth Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

468, 568, 668, 680
EQGSAN 2/08
IU08-00758P-Y12/07

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

Global Equity
Allocation Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Equity Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and therefore, the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/07

Average Annual Total Returns

	A Shares since 1/04/93		B Shares since 8/01/95		C Shares since 1/04/93
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	9.53%	9.10%	8.48%	8.48%	8.72%	8.72%
10-year	7.28	6.65	6.84	6.84	6.49	6.49
5-year	16.81	15.44	16.79	16.63	15.93	15.93
1-year	15.46	8.79	15.50	10.50	14.60	13.60
6-month	3.27	-2.65	3.26	-1.74	2.92	1.92

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

For the six-month period ended December 31, 2007, global equity markets as represented by the MSCI All Country World Index were up 1.62 percent, reflecting a difficult environment for equities around the world. In the U.S., consensus estimates for fourth quarter gross domestic product (GDP) now average around 1.1 percent, and we expect the estimates to continue falling, given the broad-based weakening across the U.S. economy and with the housing sector especially fragile. New housing starts fell to a cycle low not seen since 1995, and home prices continued to decline. The Institute of Supply Management (ISM) Manufacturing survey fell to 47.7, indicating falling manufacturing output. Job creation also stalled in December; although November's non-farm payroll figure was revised upward. More worrisome was the increase in the unemployment rate to 5 percent, but its magnitude may have been partially influenced by a five-year revision to the base figure. Inflationary pressures remained elevated at year end. However, inflation is a lagging indicator, and we believe it should not be a problem if the U.S. enters a recession.

European economic growth (excluding the U.K.) generally deteriorated as the year progressed, but ticked upward at year end. Inflationary pressures mounted due to energy and food price increases, and given these strong inflation readings, the European Central Bank (ECB) remained hawkish going into the new year. European financials are feeling the negative impact of the U.S. subprime problems and credit slump—but Europe only experienced pockets of housing overinvestment (notably in Ireland and Spain). The U.K. housing sector has been an issue – not due to overinvestment, but rather because of sharply rising prices from greater demand than supply. Home prices are falling again there, as is the pound sterling. This is negative in the medium term, but a weaker currency and looser monetary and fiscal conditions could set up the U.K. economy nicely for a rebound by the second half of 2008.

The Japanese economy was weak overall during the year. Housing starts recovered from their lows and construction expectations are moving up. While real income growth is flat to down, Japan's unemployment rate fell again and headline inflation rose. We believe this should be a positive for Japan, but caution is warranted as core inflation is still negative. Japanese equities were the worst performing major market in the year, although the yen has rebounded from its previous lows. We believe relative equity valuations have been getting more and more compelling here.

Performance Analysis

All share classes of Van Kampen Global Equity Allocation Fund outperformed the MSCI All Country World Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	MSCI All Country World Index
3.27%	3.26%	2.92%	1.62%

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

During the period, the Fund's returns were aided by allocations to Hong Kong and the emerging markets, but were hurt by above-benchmark allocations to Germany and Singapore and by underexposure to the consumer staples sector in the developed markets.

Global equities faced increasing headwinds in the fourth quarter of 2007, which continue to buffet markets in early 2008. The subprime mortgage crisis clearly spread to other areas of the financial markets (prime mortgages, asset backed paper, other collateralized debt obligations, and equity financings) and mindboggling write-offs were announced by many firms. The authorities have responded, but with less conviction than the markets crave—and credit spreads have remained wide.

Heated discussion continues as to whether or not the U.S. is in (or entering) a recession or in a mid-cycle slowdown. While seemingly pedantic, this is an important distinction. A recession would mean rising unemployment, sharp earnings drops and a negative global stock market bias. In this scenario, the emerging markets would be expected to correct. A mid-cycle slowdown would bring sideways employment and mildly negative to flat earnings, followed by economic resurgence and global equities would be expected to move up and out of their multi-month trading range.

While we remain in the mid-cycle slowdown camp, we are admittedly worried by recent poor stock market action, continued financial distress, falling earnings and poor economic numbers. Positive offsets to this are good corporate and consumer balance sheets/wealth, still-decent disposable income growth, and very low real bond yields combined with (hopefully more) prospective rate cuts.

We have positioned the Fund more defensively, as we have been doing for the past couple of quarters. We trimmed our emerging market and cyclical positions and have added to defensive sectors. With the exception of global financial and retailing sectors, we do not think a significant slowdown has been priced in. We remain watchful.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Top 10 Holdings as of 12/31/2007
Exxon Mobil Corp.	1.3%
General Electric Co.	1.0
Microsoft Corp.	0.9
Petroleo Brasileiro, SA	0.8
Procter & Gamble Co.	0.7
Companhia Vale do Rio Doce	0.5
Cisco Systems, Inc.	0.5
Total, SA, Class B	0.5
Nestle, SA	0.5
Chevron Corp.	0.5
Summary of Investments by Countries as of 12/31/07
United States	30.5%
Japan	7.4
United Kingdom	5.4
Germany	4.0
Canada	3.6
Brazil	3.1
France	2.9
Switzerland	2.5
Russia	2.2
Singapore	1.9
Australia	1.8
Turkey	1.8
India	1.8
Hong Kong	1.5
Sweden	1.5
Indonesia	1.5
Republic of Korea (South Korea)	1.2
Bermuda	1.0
Spain	0.9
Norway	0.8
Finland	0.8
Philippines	0.7
China	0.7
Austria	0.6
Malaysia	0.6

(continued on next page)

Summary of Investments by Countries as of 12/31/07

(continued from previous page)

Poland	0.6%
South Africa	0.6
Cayman Islands	0.5
Netherlands	0.5
Hungary	0.4
Belgium	0.4
Italy	0.4
Netherlands Antilles	0.4
Greece	0.4
Denmark	0.3
Morocco	0.3
Mexico	0.2
Luxembourg	0.1
Portugal	0.1
Thailand	0.1
Colombia	0.0	*
Ireland	0.0	*
Panama	0.0	*
Total Common and Preferred Stocks	86.0
Investment Companies	0.0	*
Total Long Term Investments	86.0
Total Repurchase Agreements	12.7
Total Investments	98.7
Foreign Currency	0.2
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Top ten holdings are as a percentage of net assets. Summary of investments by countries are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$1,032.69	$8.69
Hypothetical (5% annual return before expenses)	1,000.00	1,016.59	8.62
Class B
Actual	1,000.00	1,032.64	8.69
Hypothetical (5% annual return before expenses)	1,000.00	1,016.59	8.62
Class C
Actual	1,000.00	1,029.17	12.50
Hypothetical (5% annual return before expenses).	1,000.00	1,012.82	12.40

*  Expenses are equal to the Fund's annualized expense ratio of 1.70%, 1.70% and 2.45% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratio for Class B Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 83.3%
Australia 1.8%
AGL Energy, Ltd.	3,387	$39,547
Alumina, Ltd.	16,559	91,735
Amcor, Ltd.	12,858	77,789
AMP, Ltd.	9,685	84,279
Ansell, Ltd.	1,216	12,830
APA Group	588	1,869
Asciano Group	2,755	16,864
Australia and New Zealand Banking Group, Ltd.	10,815	259,334
BHP Billiton, Ltd.	33,334	1,168,963
BlueScope Steel, Ltd.	11,355	95,633
Boral, Ltd.	8,518	45,611
Brambles Industries PLC	7,210	72,664
Caltex Australia, Ltd.	7,354	124,331
Coca-Cola Amatil, Ltd.	3,835	31,789
Commonwealth Bank of Australia	8,701	449,420
CSL, Ltd.	1,884	59,875
CSR, Ltd.	14,100	38,269
Fairfax	7,520	30,807
Foster's Group, Ltd.	14,867	85,318
Insurance Australia Group, Ltd.	12,377	44,587
Leighton Holdings, Ltd.	1,573	83,860
Lend Lease Corp., Ltd.	3,086	46,725
Macquarie Group, Ltd.	1,522	100,878
Macquarie Infrastructure Group, Ltd.	17,128	45,383
Mayne Nickless, Ltd.	6,557	22,903
National Australia Bank, Ltd.	11,606	382,879
Newcrest Mining, Ltd.	4,743	136,697
OneSteel, Ltd.	8,110	43,609
Orica, Ltd.	5,577	154,870
Origin Energy, Ltd.	52,686	408,205
PaperlinX, Ltd.	6,583	15,306
QBE Insurance Group, Ltd.	5,056	147,327
Rio Tinto, Ltd.	2,971	346,864
Santos, Ltd.	38,691	480,202
Stockland Trust Group (REIT)	12	88
Suncorp-Metway, Ltd.	4,015	59,440
Tabcorp Holdings, Ltd.	2,955	38,256
Telstra Corp., Ltd.	15,720	64,511
Toll Holdings, Ltd.	2,787	27,913
Transurban Group	5,550	33,210
Wesfarmers, Ltd.	2,802	99,283
Wesfarmers, Ltd. (a)	1,112	39,739
Westpac Banking Corp., Ltd.	12,305	299,833

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Australia (Continued)
Woodside Petroleum, Ltd.	21,858	$961,318
Woolworths, Ltd.	7,634	226,598
		7,097,411
Austria 0.6%
Andritz, AG	840	50,357
Boehler-Udderholm, AG	493	49,563
Erste Bank Der Oester Spark, AG	2,831	201,213
Flughafen Wein, AG	315	36,386
IMMOFINANZ Immobilien Anlagen	10,188	102,662
Mayr-Melnhof Karton, AG	256	27,679
Oesterreichish Elektrizitaets, AG, Class A	2,290	159,485
OMV, AG	8,080	650,161
Raiffeisen International Bank—Holding, AG	1,854	279,332
Telekom Austria, AG	14,093	390,555
Voestalpine, AG	2,052	146,913
Wiener Stadtische	670	53,930
Wienerberger Baustoffindustrie, AG	1,739	96,062
		2,244,298
Belgium 0.4%
AGFA-Gevaert, NV	970	14,838
Bekaert, SA	82	11,043
Belgacom, SA	1,951	95,700
Dexia	10,638	267,368
Fortis, AG	13,886	360,858
InBev NV	4,014	331,147
KBC Bankverzekerin Holdings	1,463	204,331
Solvay, SA	633	88,153
UCB, SA	1,639	73,920
Umicore	263	64,862
		1,512,220
Bermuda 1.0%
Accenture Ltd., Class A	3,400	122,502
Bunge, Ltd.	5,116	595,554
Cheung Kong Infrastructure	5,000	18,611
China Water Affairs Group, Ltd. (a)	598,299	368,577
Chow Sang Sang Holdings International, Ltd.	19,696	33,866
Cosco Pacific, Ltd.	64,000	167,448
Covidien, Ltd.	4,950	219,235
Esprit Holdings, Ltd.	13,500	199,948
Everest Re Group, Ltd.	700	70,280
Foster Wheeler, Ltd. (a)	2,000	310,040
Ingersoll-Rand Co., Ltd., Class A	8,200	381,054
Investco, Ltd	2,638	82,765

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Bermuda (Continued)
Johnson Electric Holdings, Ltd.	22,000	$12,048
Kerry Properties, Ltd.	5,223	41,887
Li & Fung, Ltd.	71,900	286,861
Marvell Technology Group, Ltd. (a)	3,600	50,328
Nabors Industries, Ltd. (a)	2,300	62,997
NWS Holdings, Ltd.	46,541	148,298
REXCAPITAL Financial Holdings, Ltd. (a)	305,894	54,421
Shangri-La Asia, Ltd.	15,004	47,076
Sinofert Holdings, Ltd.	228,000	211,620
Tyco Electronics, Ltd.	4,450	165,229
Tyco International, Ltd.	4,950	196,267
Weatherford International, Ltd. (a)	2,554	175,204
Yue Yuen Industrial Holdings, Ltd.	5,000	17,886
		4,040,002
Brazil 0.7%
Ambev Cia De Bebid Companhia de Bebidas das
Americas	1,460	100,187
Banco do Brasil, SA	23,500	396,164
Companhia Brasileira de Distribuicao—ADR	450	16,632
Companhia Siderurgica Nacional, SA	2,761	247,377
Cyrela Brazil Realty, SA	12,800	171,241
Cyrela Commercial Properties, SA Empreendimentos e Participacoes (a)	2,560	17,340
Empresa Brasileira de Aeronautica, SA (a)	13,051	148,364
Gol-Linhas Aereas Inteligentes, SA—ADR	13,600	337,552
Lojas Renner, SA	8,700	174,117
Perdigao, SA	10,600	259,441
Souza Cruz (Cia) Npv	2,871	76,967
Uniao de Bancos Brasileiros, SA—GDR (a)	4,100	572,524
		2,517,906
Canada 3.6%
Agrium, Inc.	3,250	236,007
Bank of Montreal	5,800	331,034
Bank of Nova Scotia	10,600	540,015
Barrick Gold Corp.	11,485	486,188
BCE, Inc.	5,264	211,477
Biovail Corp.	2,400	32,488
Bombardier, Inc., Class B (a)	15,200	91,790
Brookfield Asset Management, Inc., Class A	6,100	219,104
CAE, Inc.	3,000	40,458
Cameco Corp.	4,500	179,145
Cameco Corp.	4,900	196,457
Canadian Imperial Bank of Commerce	4,300	307,376

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Canada (Continued)
Canadian Natural Resources, Ltd.	8,800	$647,149
Canadian Pacific Railway, Ltd.	3,050	198,461
Canadian Tire Corp., Class A	1,300	97,735
Celestica, Inc. (a)	19,600	114,985
Cognos, Inc. (a)	3,700	214,139
Enbridge, Inc.	4,100	166,210
EnCana Corp.	19,032	1,301,647
George Weston, Ltd.	1,800	98,759
Goldcorp, Inc.	4,228	144,796
Husky Energy, Inc.	6,800	307,221
IGM Financial, Inc.	675	34,217
Imperial Oil, Ltd.	9,700	536,819
Kinross Gold Corp. (a)	3,800	70,460
Magna International, Inc., Class A	1,900	154,356
Manulife Financial Corp.	7,712	317,013
Manulife Financial Corp.	1,344	54,768
MDS, Inc., Class B (a)	5,600	108,885
MI Developments, Inc., Class A	750	21,088
National Bank of Canada	1,300	68,876
Nexen, Inc.	11,400	370,779
Nortel Networks Corp. (a)	23,666	359,204
Petro-Canada	8,300	447,819
Potash Corp. of Saskatchewan, Inc.	7,800	1,134,021
Power Corp. of Canada	5,200	211,435
Rogers Communication, Inc., Class B	8,900	405,705
Royal Bank of Canada	13,100	673,483
Sino-Forest Corp. (a)	13,700	297,612
Sun Life Financial, Inc.	3,389	191,298
Suncor Energy, Inc.	8,200	896,562
Talisman Energy, Inc.	25,600	477,009
Teck Cominco, Ltd., Class B	7,886	283,095
Thomson Corp.	3,600	146,962
TransAlta Corp.	1,800	60,824
TransCanada Corp.	4,244	174,327
Yamana Gold, Inc.	2,682	35,028
		13,694,286
Cayman Islands 0.5%
ACE, Ltd.	2,500	154,450
Agile Property Holdings, Ltd.	99,893	179,450
ASM Pacific Technology, Ltd.	1,000	7,305
Chaoda Modern Agriculture Holdings, Ltd.	50,625	45,784
China Infrastructure Machinery Holdings, Ltd.	77,000	121,113
China Mengniu Dairy Co., Ltd.	14,000	51,115

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Cayman Islands (Continued)
China Resources Land, Ltd.	50,000	$109,044
Hopewell Highway Infrastructure, Ltd.	118,500	101,555
Hutchison Telecommunications International, Ltd.	19,000	28,572
Li Ning Co., Ltd.	28,000	102,913
New World China Land, Ltd.	93,200	84,011
Noble Corp.	400	22,604
Prime Success International Group, Ltd.	95,800	71,576
Seagate Technology	2,600	66,300
Transocean, Inc. (a)	5,928	848,593
XL Capital, Ltd., Class A	1,500	75,465
		2,069,850
China 0.7%
Air China, Ltd., Class H	26,000	38,054
Aluminum Corp. of China, Ltd., Class H	26,000	52,957
Angang Steel Co., Ltd., Class H	12,000	32,073
Anhui Expressway Co., Ltd., Class H	127,932	117,569
Bank of Communications, Ltd., Class H	57,000	78,093
Beijing Capital International Airport Co., Ltd., Class H	16,000	26,664
China Communications Construction Co., Ltd., Class H	110,000	285,746
China Construction Bank, Class H	443,246	372,326
China COSCO Holdings Co., Ltd., Class H	18,750	51,042
China Life Insurance Co., Ltd., Class H	67,000	340,990
China Petroleum & Chemical Corp., Class H	166,000	246,479
China Shipping Container Lines Co., Ltd., Class H	71,350	41,126
China Shipping Development Co., Ltd., Class H	17,979	46,887
China Telecom Corp., Ltd., Class H	136,000	106,164
Datang International Power Generation Co., Ltd., Class H	42,000	36,704
Guangshen Railway Co., Ltd., Class H	20,000	14,428
Huaneng Power International, Inc., Class H	38,000	39,732
Jiangsu Expressway Co., Ltd., Class H	18,000	19,424
Jiangxi Copper Co., Ltd., Class H	14,000	33,981
Maanshan Iron & Steel Co., Ltd., Class H	18,000	11,766
PetroChina Co., Ltd., Class H	156,000	275,293
PICC Property & Casualty Co., Ltd., Class H	24,000	33,869
Ping An Insurance Co. of China, Ltd., Class H	11,500	121,847
Sinopec Shangai Petrochemical Co., Ltd., Class H	30,000	18,334
Wing Fat Printing (rights) (a)	50	0
Yanzhou Coal Minining Co., Ltd., Class H	22,000	42,731
Zhejiang Expressway Co., Ltd., Class H	22,000	34,640
		2,518,919
Colombia 0.0%
Bancolombia, SA—ADR	5,500	187,110

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Denmark 0.3%
Danske Bank, A/S	9,468	$367,036
DSV, A/S	2,000	43,473
GN Store Nord, A/S (GN Great Nordic) (a)	29,668	231,724
Novo-Nordisk, A/S, Ser B	5,648	368,685
Novozymes, A/S, Ser B	581	65,574
Vestas Wind Systems, A/S (a)	2,300	245,873
		1,322,365
Finland 0.8%
Cargotec Corp.	635	29,194
Fortum Oyj	6,597	295,317
Kesko Oyj, Ser B	6,931	380,317
Kone Oyj, Class B	1,270	88,257
Metso Oyj	8,043	434,071
Neste Oil Oyj	2,949	103,413
Nokia Oyj	27,410	1,055,407
Outokumpu Oyj	4,356	132,793
Rautaruukki Oyj	507	21,578
Sampo Oyj, Class A	7,929	207,372
Stora Enso Oyj, Ser R	6,653	98,735
TietoEnator Oyj	4,204	93,702
UPM-Kymmene Oyj	5,849	117,188
Uponor Oyj	484	12,091
Wartsila Oyj	782	59,137
		3,128,572
France 2.9%
Accor, SA	1,899	150,620
Air Liquide	2,869	425,092
Alcatel-Lucent, SA—ADR	14,791	108,270
Alcatel-Lucent, SA	13,036	94,772
Alstom	3,516	747,168
Arkema (a)	355	23,155
Atos Origin (a)	43	2,205
Axa	5,930	236,111
BNP Paribas, SA	6,346	682,163
Bouygues, SA	2,521	209,022
Business Objects, SA (a)	289	17,622
Cap Gemini, SA	1,516	94,208
Carrefour, SA	1,380	106,988
Casino Guichard	172	18,717
CNP Assurances	429	55,624
Compagnie de Saint-Gobain	1,966	186,336
Credit Agricole, SA	4,699	157,631
Dassault Systemes, SA	262	15,430

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
France (Continued)
Essilor International, SA	4,074	$259,276
France Telecom, SA	13,482	483,827
Gecina, SA (REIT)	370	58,008
Hermes International	1,058	134,710
Imerys, SA	308	25,222
Klepierre (REIT)	1,002	50,875
Lafarge, SA	2,550	461,594
Lagardere SCA	1,149	85,675
L'Oreal, SA	2,721	388,423
LVMH Moet-Hennessy Louis Vuitton, SA	4,811	578,236
Michelin (C.G.D.E.)	563	64,545
Neopost, SA	288	29,573
Peugeot, SA	626	47,063
PPR, SA	336	53,719
Publicis Groupe	745	28,973
Renault, SA	631	88,538
Safran, SA	630	12,830
Sanofi-Aventis	6,427	587,431
Schneider Electric, SA	1,391	185,993
Societe BIC, SA	411	29,355
Societe Generale	2,216	316,700
Societe Television Francaise	2,279	60,700
Sodexho Alliance, SA	1,107	67,864
Suez, SA (a)	4,575	310,117
Suez, SA (a)	602	40,454
Thales, SA	813	48,138
Thomson, SA	1,376	19,447
Total, SA, Class B	23,501	1,950,339
Unibail (REIT)	489	106,442
Valeo, SA	574	23,506
Vallourec, SA	867	233,400
Veolia Environnement	5,649	513,036
Vinci, SA	1,852	136,043
Vivendi Universal, SA	4,327	197,170
Zodiac, SA	135	8,585
		11,016,941
Germany 3.8%
Adidas-Salomon, AG	3,253	242,208
Allianz, AG	4,111	879,305
Altana, AG	771	18,643
BASF, AG	5,021	742,049
Bayer, AG	8,328	759,301
Beiersdorf, AG	2,152	166,077

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Germany (Continued)
Celesio, AG	1,700	$104,843
Commerzbank, AG	6,397	242,129
Continental, AG	1,413	183,235
DaimlerChrysler, AG	8,813	853,648
Deutsche Bank, AG	2,178	281,725
Deutsche Boerse, AG	2,276	449,239
Deutsche Lufthansa, AG	2,467	65,330
Deutsche Post, AG	7,771	265,598
Deutsche Postbank, AG	559	49,421
Deutsche Telekom, AG	45,188	988,323
E.ON, AG	7,601	1,613,889
Fresenius Medical Care, AG & Co.	4,050	216,637
Heidelberger Druckmaschinen, AG	564	18,797
Hochtief, AG	591	78,648
Hypo Real Estate Holding, AG	2,431	126,470
Infineon Technologies, AG (a)	4,077	47,672
KarstadtQuelle, AG (a)	872	20,658
Linde, AG	2,244	295,548
MAN, AG	1,695	278,909
Merck	1,157	148,627
Metro, AG	5,698	475,567
Muenchener Rueckversicherungs	2,078	401,701
Puma, AG	132	52,460
RWE, AG	5,649	791,590
SAP, AG	29,431	1,520,604
Siemens, AG	8,717	1,368,476
Suedzucker, AG	5,210	122,628
ThyssenKrupp, AG	3,943	220,066
TUI, AG (a)	2,527	70,181
Volkswagen, AG	1,692	384,923
		14,545,125
Greece 0.4%
Alpha Bank A.E.	7,228	263,898
EFG Eurobank Ergasias, SA	6,050	213,577
National Bank of Greece, SA	7,981	549,789
OPAP, SA	2,900	115,782
Piraeus Bank, SA	7,075	275,595
Titan Cement Co., SA	600	27,274
		1,445,915
Hong Kong 1.5%
Bank of East Asia, Ltd.	20,856	141,072
BOC Hong Kong Holdings, Ltd.	52,000	143,707
Cathay Pacific Airways, Ltd.	14,000	36,379

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Hong Kong (Continued)
Cheung Kong Holdings, Ltd.	22,000	$401,149
China Merchants Holdings International Co., Ltd.	13,449	82,239
China Mobile Hong Kong, Ltd.	48,500	840,476
China Overseas Land & Investment, Ltd.	36,000	73,910
China Overseas Land & Investment, Ltd. (warrants, expiring 08/27/08) (a)	12,000	6,503
China Resources Enterprise, Ltd.	40,000	167,715
China Resources Power Holdings Co., Ltd.	12,000	41,496
China Travel International Investment Hong Kong, Ltd.	284,000	184,402
Citic Pacific, Ltd.	12,000	65,807
CLP Holdings, Ltd.	25,400	172,698
CNOOC, Ltd.	125,000	209,828
Denway Motors, Ltd.	50,000	31,556
Guangdong Investment, Ltd.	536,000	301,619
Hang Lung Properties, Ltd.	77,500	355,373
Hang Seng Bank, Ltd.	9,700	198,216
Henderson Land Development Co., Ltd.	11,000	102,103
Hong Kong & China Gas Co., Ltd.	61,831	188,476
Hong Kong Electric Holdings, Ltd.	19,500	112,131
Hong Kong Exchanges & Clearing, Ltd.	14,500	407,058
Hopewell Holdings	9,000	41,379
Hutchison Whampoa, Ltd.	30,000	337,597
Hysan Development Co., Ltd.	9,101	25,845
Lenovo Group, Ltd.	36,000	31,830
Link (REIT)	23,465	50,853
MTR Corp., Ltd.	20,620	75,150
New World Development Co., Ltd.	33,482	117,947
Pacific Century CyberWorks, Ltd.	51,400	30,405
Shanghai Industrial Holdings, Ltd.	5,000	21,654
Sino Land Co., Ltd.	10,836	37,872
Sun Hung Kai Properties, Ltd.	29,000	609,347
Swire Pacific, Ltd., Class A	13,500	185,007
Techtronic Industries Co.	12,500	12,341
Television Broadcasts, Ltd.	4,000	23,678
Wharf Holdings, Ltd.	18,000	92,905
		5,957,723
Hungary 0.4%
Gedeon Richter Rt.	926	220,829
Magyar Olaj-es Gazipari Rt.	4,015	565,577
Magyar Telekom Rt.	27,175	140,743
OTP Bank Rt.	14,514	730,277
		1,657,426

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
India 1.8%
Asea Brown Boveri India, Ltd.	1,580	$60,447
Associated Cement Co., Ltd.	551	14,238
Bajaj Auto, Ltd.	646	43,008
Bharat Forge, Ltd.	2,069	18,553
Bharat Heavy Electricals, Ltd.	8,836	577,074
Bharti Airtel, Ltd. (a)	20,500	515,258
Cipla, Ltd.	3,813	20,413
Dish TV India, Ltd. (a)	3,384	8,750
Dr. Reddy's Laboratories, Ltd.	2,116	39,183
Gail India, Ltd.	5,396	74,032
GlaxoSmithKline Pharmaceuticals, Ltd.	339	8,799
Glenmark Pharmaceuticals, Ltd.	2,545	38,421
Grasim Industries, Ltd.	742	69,778
HDFC Bank, Ltd.	6,429	280,409
Hero Honda Motors, Ltd.	1,707	30,109
Hindalco Industries, Ltd.	11,314	61,038
Hindustan Lever, Ltd.	17,009	92,194
Housing Development Finance Corp., Ltd.	3,749	271,242
ICICI Bank, Ltd.	13,021	407,214
ICICI Bank, Ltd.—ADR	1,900	116,850
I-Flex Solutions, Ltd. (a)	516	19,626
Indian Hotels Co., Ltd.	3,020	12,217
Infosys Technologies, Ltd.	8,156	364,203
ITC, Ltd.	22,983	122,136
IVRCL Infrastructures & Projects, Ltd.	25,500	358,413
Larsen & Toubro, Ltd.	2,155	226,749
Mahanagar Telephone Nigam, Ltd.	3,990	19,418
Mahindra & Mahindra, Ltd.	2,164	47,173
Maruti Udyog, Ltd.	1,469	36,836
Oil & Natural Gas Corp., Ltd.	5,023	156,659
Ranbaxy Laboratories, Ltd.	3,105	33,468
Reliance Communications, Ltd.	20,929	394,787
Reliance Energy, Ltd.	1,275	68,798
Reliance Industries, Ltd.	13,382	977,823
Satyam Computer Services, Ltd.	9,698	110,607
State Bank of India	249	15,628
Sun Pharma Advanced Research Co., Ltd. (a)	1,349	5,471
Sun Pharmaceuticals Industries, Ltd.	985	29,967
Tata Consultancy Services, Ltd.	2,688	73,235
Tata Motors, Ltd.	3,997	74,993
Tata Steel, Ltd.	2,804	67,313
Unitech, Ltd.	58,620	724,310
UTI Bank, Ltd.	2,310	56,772
Wipro, Ltd.	4,187	55,636

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
India (Continued)
Wire and Wireless India, Ltd. (a)	2,943	$7,338
Zee Entertainment Enterprises, Ltd.	4,288	35,500
Zee News, Ltd. (a)	2,661	5,621
		6,847,707
Indonesia 1.5%
Aneka Tambang Tbk	192,500	90,571
Astra International Tbk	235,500	677,971
Bank Central Asia Tbk	1,094,500	842,152
Bank Danamon Indonesia Tbk	113,000	95,484
Bank Mandiri	722,500	266,328
Bank Rakyat Indonesia	548,000	427,600
Bumi Resources Tbk	1,805,000	1,139,046
Gudang Garam Tbk	38,500	34,848
Indocement Tunggal Prakarsa Tbk	68,000	58,963
Indofood Sukses Makmur Tbk	322,500	87,472
Indosat Tbk	151,500	139,568
International Nickel Indonesia Tbk	14,000	142,430
Kalbe Farma Tbk	338,000	45,024
Perusahaan Gas Negara	118,500	191,874
Semen Gresik (Persero) Tbk	85,000	50,375
Telekomunikasi Indonesia	646,000	698,558
Unilever Indonesia Tbk	94,000	67,071
United Tractors Tbk	550,000	632,738
		5,688,073
Ireland 0.0%
Experian Group, Ltd.	2,806	22,301
Italy 0.4%
Assicurazioni Generali S.p.A	8,589	385,032
Banca Intesa S.p.A	37,936	297,531
Banche Popolari Unite, SCPA	2,428	66,835
Bulgari S.p.A	8,480	117,985
Mediobanca S.p.A	561	11,511
Meinl European Land, Ltd. (a)	3,344	46,196
UniCredito Italiano S.p.A.	65,287	543,348
		1,468,438
Japan 7.4%
77th Bank, Ltd.	5,000	31,201
Acom Co., Ltd.	353	7,172
Advantest Corp.	2,500	70,428
Aeon Co., Ltd.	4,606	67,233
Aeon Credit Service Co., Ltd.	500	7,392
Aiful Corp.	350	6,161

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Ajinomoto Co., Inc.	6,800	$76,972
Alps Electric Co., Ltd.	2,472	31,974
Amada Co., Ltd.	3,527	31,083
Asahi Breweries, Ltd.	2,900	49,141
Asahi Glass Co., Ltd.	14,600	193,610
Asahi Kasei Corp.	13,900	92,654
Asatsu-DK, Inc.	750	20,876
Astellas Pharma, Inc.	4,805	209,628
Bank of Kyoto, Ltd.	5,000	59,079
Bank of Yokohama, Ltd.	25,000	176,783
Benesse Corp.	704	29,926
Bridgestone Corp.	9,964	175,490
Canon, Inc.	10,204	466,224
Casio Computer Co., Ltd.	4,600	53,537
Central Glass Co.	2,000	7,608
Central Japan Railway Co.	16	136,107
Chiba Bank, Ltd.	11,000	89,121
Chiyoda Corp.	4,000	45,719
Chubu Electric Power Co., Inc.	5,252	137,135
Chugai Pharmaceutical Co., Ltd.	3,358	47,971
Citizen Watch Co., Ltd.	4,700	45,694
Coca-Cola West Japan Co., Ltd.	500	11,088
COMSYS Holdings Corp.	3,000	24,555
Credit Saison Co., Ltd.	852	23,248
CSK Corp.	900	29,224
Dai Nippon Printing Co., Ltd.	5,300	77,206
Daicel Chemical Industries, Ltd.	2,000	11,952
Daiichi Sankyo Co., Ltd.	6,600	202,776
Daikin Industries, Ltd.	2,000	111,660
Dainippon Ink & Chemicals	10,000	49,965
DAITO Trust Construction Co., Ltd.	2,003	111,136
Daiwa House Industry Co., Ltd.	8,800	113,203
Daiwa Securities Group, Inc.	17,500	161,240
Denki Kagaku Kogyo KK	6,031	26,039
Denso Corp.	7,000	284,490
Dowa Mining Co., Ltd.	6,000	42,223
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	38	312,043
Ebara Corp.	5,800	19,879
Eisai Co., Ltd.	2,350	92,663
FamilyMart Co., Ltd.	1,003	31,346
Fanuc, Ltd.	2,100	204,869
Fast Retailing Co., Ltd.	1,050	74,702
Fuji Electric Holdings Co., Ltd.	6,000	20,924

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Fuji Photo Film Co., Ltd.	4,766	$202,022
Fuji Soft ABC, Inc.	700	11,068
Fuji Television Network, Inc.	10	16,583
Fujikura, Ltd.	3,000	15,296
Fujitsu, Ltd.	17,600	117,778
Fukuoka Financial Group, Inc.	10,000	59,644
Furukawa Electric Co., Ltd.	7,800	30,157
Hankyu Department Stores	2,000	15,493
Hino Motors, Ltd.	2,000	12,968
Hirose Electric Co., Ltd.	355	41,129
Hitachi Construction Machinery	900	26,838
Hitachi, Ltd.	32,500	238,113
Hokkaido Electric Power Co., Inc.	1,700	36,851
Hokuhoku Financial Group, Inc.	20,000	57,442
Honda Motor Co., Ltd.	18,212	602,114
Hoya Corp.	4,000	127,660
Ibiden Co., Ltd.	1,300	89,793
Index Corp.	24	7,099
Inpex Corp.	8	86,055
Isetan Co., Ltd.	3,403	46,025
Ishikawajima-Harima Heavy Industries Co., Ltd.	15,040	31,234
Ito En, Ltd.	700	13,328
Itochu Corp.	16,026	155,725
Itochu Techno-Science Corp.	700	23,491
J Front Retailing Co., Ltd. (a)	6,300	55,339
Japan Airlines System Corp. (a)	14,000	31,739
Japan Real Estate Investment Corp. (REIT)	10	123,598
Japan Retail Fund Investment Corp. (REIT)	13	91,532
Japan Tobacco, Inc.	42	249,035
JFE Holdings, Inc.	3,700	186,445
JGC Corp.	3,546	60,898
Joyo Bank, Ltd.	23,000	128,234
JSR Corp.	2,504	64,775
Kajima Corp.	16,600	54,360
Kaneka Corp.	4,000	33,202
Kansai Electric Power Co., Inc.	7,300	170,321
Kao Corp.	5,745	172,869
Kawasaki Heavy Industries, Ltd.	15,000	44,204
Kawasaki Kisen Kaisha, Ltd.	2,000	19,556
Keihin Electric Express Railway Co., Ltd.	6,000	36,711
Keio Electric Railway Co., Ltd.	3,500	21,266
Keyence Corp.	347	85,008
Kikkoman	2,500	34,411
Kinki Nippon Railway Co., Ltd.	18,628	57,782

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Kirin Brewery Co., Ltd.	4,626	$67,795
Kobe Steel, Ltd.	23,000	74,545
Kokuyo Co., Ltd.	900	8,122
Komatsu, Ltd.	11,600	313,641
Konami Co., Ltd.	1,550	50,604
Konica Corp.	4,755	83,692
Koyo Seiko Co., Ltd.	1,000	17,918
Kubota Corp.	16,930	115,892
Kuraray Co., Ltd.	5,265	63,561
Kurita Water Industries, Ltd.	6,200	188,551
Kyocera Corp.	1,700	148,746
Kyowa Hakko Kogyo Co., Ltd.	5,020	53,489
Kyushu Electric Power	3,452	85,068
Lawson, Inc.	903	31,971
Leopalace21 Corp.	2,900	77,778
Mabuchi Motor Co., Ltd.	356	21,493
Marubeni Corp.	45,229	317,680
Marui Co., Ltd.	6,503	64,300
Matsui Securities Co., Ltd.	2,200	17,340
Matsushita Electric Industrial Co., Ltd.	21,900	448,038
Matsushita Electric Works	3,500	38,805
Meiji Dairies Corp.	4,000	20,359
Meiji Seika Kaisha, Ltd.	7,000	29,717
Meitec Corp.	700	21,085
Millea Holdings, Inc.	8,604	290,804
Minebea Co., Ltd.	6,000	38,358
Mitsubishi Chemical Holdings, Corp.	16,500	126,471
Mitsubishi Corp.	13,231	360,400
Mitsubishi Electric Corp.	21,928	226,469
Mitsubishi Estate Co., Ltd.	19,500	467,432
Mitsubishi Heavy Industries, Ltd.	38,526	164,871
Mitsubishi Logistics Corp.	2,000	22,494
Mitsubishi Material Corp.	21,000	89,316
Mitsubishi Rayon Co., Ltd.	7,023	33,996
Mitsubishi Tokyo Financial Group, Inc.	116,971	1,088,745
Mitsui & Co., Ltd.	15,731	333,750
Mitsui & Co., Ltd.	2,500	31,757
Mitsui Chemicals, Inc.	7,000	45,819
Mitsui Fudosan Co., Ltd.	13,500	291,761
Mitsui Mining & Smelting Co., Ltd.	16,024	64,070
Mitsui Sumitomo Insurance Co., Ltd.	10,500	102,485
Mitsui Trust Holdings, Inc.	11,536	89,412
Mitsukoshi, Ltd.	8,529	38,654
Mizuho Financial Group, Inc.	122	578,774

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Murata Manufacturing Co., Inc.	2,000	$116,315
Namco Bandai Holdings, Inc.	400	6,335
NEC Corp.	19,600	90,546
NEC Electronics Corp. (a)	800	19,112
NET One Systems Co., Ltd.	14	15,747
NGK Insulators, Ltd.	5,320	143,543
NGK Spark Plug Co., Ltd.	2,530	44,167
Nidec Corp.	1,002	74,386
Nikon Corp.	3,500	119,393
Nintendo Co., Ltd.	703	426,825
Nippon Building Fund, Inc. (REIT)	11	153,997
Nippon Electric Glass Co., Ltd.	4,500	73,088
Nippon Express Co., Ltd.	9,500	48,575
Nippon Meat Packers, Inc.	2,300	23,163
Nippon Mining Holdings, Inc.	7,500	48,180
Nippon Oil Corp.	16,100	131,163
Nippon Sheet Glass Co., Ltd.	6,000	30,188
Nippon Steel Corp.	47,030	289,622
Nippon Telegraph & Telephone Corp.	29	143,520
Nippon Unipac Holding	17	51,083
Nippon Yusen Kabushiki Kaisha	13,429	106,921
Nishi-Nippon City Bank, Ltd.	23,000	57,066
Nissan Motor Co., Ltd.	26,104	282,636
Nisshin Seifun Group, Inc.	3,000	30,092
Nisshin Steel Co., Ltd.	3,000	10,500
Nisshinbo Industries, Inc.	1,572	19,194
Nissin Food Products Co., Ltd.	1,500	48,476
Nitto Denko Corp.	2,053	108,393
Nomura Holdings, Inc.	25,932	433,496
Nomura Research, Inc.	1,767	58,022
NSK, Ltd.	8,532	88,558
NTN Corp. (a)	6,035	52,323
NTT Data Corp.	17	75,745
NTT Docomo, Inc.	43	71,246
Obayashi Corp.	12,029	60,613
Obic Co., Ltd.	120	22,216
OJI Paper Co., Ltd.	16,600	81,502
Oki Electric Industry Co., Ltd. (a)	12,000	18,738
Okumura Corp.	6,000	28,918
Olympus Optical Co., Ltd.	2,400	98,331
Omron Corp.	2,604	61,635
Onward Kashiyama Co., Ltd.	2,546	26,014
Oracle Corp. Japan	700	30,911
Oriental Land Co., Ltd.	803	48,470

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Osaka Gas Co.	20,218	$79,684
Pioneer Electronic Corp.	2,400	21,614
Promise Co., Ltd.	490	12,066
Resona Holdings, Inc.	68	124,401
Ricoh Co., Ltd.	6,955	127,916
Rohm Co., Ltd.	1,603	139,523
Sanken Electric Co., Ltd.	2,000	10,618
Sanyo Electric Co., Ltd. (a)	26,400	36,464
Sapporo Holdings, Ltd.	2,000	16,064
SBI E*TRADE SECURITIES Co., Ltd.	34	32,058
Secom Co., Ltd.	1,143	62,576
Seiko Epson Corp.	1,667	36,243
Sekisui Chemical Co., Ltd.	7,524	50,780
Sekisui House, Ltd.	9,824	106,409
Seven & I Holdings Co., Ltd.	6,900	200,655
Sharp Corp.	8,600	154,070
Shimachu Co., Ltd.	1,000	28,282
Shimamura Co., Ltd.	450	38,020
Shimano, Inc.	1,300	46,805
Shimizu Corp.	10,300	44,835
Shin-Etsu Chemical Co., Ltd.	3,901	243,901
Shinko Securities	10,000	41,455
Shinsei Bank, Ltd.	18,000	66,176
Shionogi & Co., Ltd.	4,136	72,932
Shiseido Co., Ltd.	4,000	94,768
Shizuoka Bank, Ltd.	15,000	165,023
Showa Denko K.K.	7,000	25,104
Showa Shell Sekiyu K.K.	3,050	33,972
SMC Corp.	703	83,669
Softbank Corp.	9,750	200,687
Sompo Japan Insurance, Inc.	8,500	76,573
Sony Corp.	7,397	401,421
Stanley Electric Co., Ltd.	1,850	46,075
Sumitomo Chemical Co., Ltd.	15,700	139,627
Sumitomo Corp.	9,500	135,273
Sumitomo Electric Industries, Ltd.	7,000	111,504
Sumitomo Heavy Industries, Ltd.	5,000	45,939
Sumitomo Metal Industries, Ltd.	28,000	129,299
Sumitomo Metal Mining Co.	10,000	171,246
Sumitomo Mitsui Financial Group, Inc.	78	580,408
Sumitomo Osaka Cement Co., Ltd.	1,000	1,920
Sumitomo Realty & Development Co., Ltd.	6,000	147,578
Sumitomo Trust & Banking Co., Ltd.	25,025	166,618
Taiheiyo Cement Corp.	6,000	14,373

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Taisei Corp.	18,000	$48,515
Taisho Pharmaceutical Co.	1,616	31,121
Taiyo Yuden Co., Ltd.	2,000	32,146
Takara Holdings, Inc.	1,500	9,046
Takashimaya Co., Ltd.	5,040	60,733
Takeda Pharmaceutical Co., Ltd.	8,155	476,720
Takefuji Corp.	586	14,069
T&D Holdings, Inc.	2,700	139,753
TDK Corp.	1,303	96,637
Teijin, Ltd.	13,629	58,256
Terumo Corp.	2,150	113,266
THK Co., Ltd.	500	10,104
TIS, Inc.	752	12,906
Tobu Railway Co., Ltd.	13,300	62,214
Toho Co., Ltd.	1,550	34,722
Tohoku Electric Power Co., Ltd.	4,350	98,033
Tokyo Broadcasting System, Inc.	1,200	25,726
Tokyo Electric Power Co., Inc.	10,950	283,646
Tokyo Electron, Ltd.	2,550	155,764
Tokyo Gas Co., Ltd.	22,721	106,081
Tokyo Tatemono Co., Ltd.	6,000	56,480
Tokyu Corp.	9,800	64,591
TonenGeneral Sekiyu K.K.	4,500	44,355
Toppan Printing Co., Ltd.	6,300	62,059
Toray Industries, Inc.	14,000	108,771
Toshiba Corp.	44,042	328,420
Tosoh Corp.	7,500	32,187
Tostem Inax Holding Corp.	2,861	45,817
Toto, Ltd.	6,800	53,726
Toyo Seikan Kaisha, Ltd.	2,917	51,644
Toyobo, Ltd.	2,000	4,090
Toyoda Gosei Co., Ltd.	500	17,617
Toyota Industries Corp.	1,454	59,294
Toyota Motor Corp.	28,453	1,531,486
Trend Micro, Inc. (a)	1,188	42,586
Uni-Charm Corp.	600	37,778
Uniden Corp.	1,000	5,855
UNY Co., Ltd.	2,556	21,626
Ushio, Inc.	1,000	21,948
USS Co., Ltd.	705	43,740
Wacoal Corp.	2,000	26,141
West Japan Railway Co.	8	39,441
Yahoo! Japan Corp.	202	90,147
Yakult Honsha Co., Ltd.	1,829	42,192

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Yamada Denki Co., Ltd.	1,320	$150,246
Yamaha Corp.	2,104	48,012
Yamaha Motor Corp., Ltd.	1,100	26,685
Yamato Transport Co., Ltd.	5,518	79,653
Yamazaki Baking Co., Ltd.	2,500	24,458
Yokogawa Electric Corp.	3,046	33,408
		28,631,068
Luxembourg 0.1%
ArcelorMittal	7,151	549,847
Malaysia 0.6%
AMMB Holdings Bhd	52,000	59,524
Berjaya Sports Toto Bhd	30,900	46,944
British American Tobacco Malaysia Bhd	3,800	47,331
Bumiputra-Commerce Holdings Bhd	58,000	191,096
Bursa Malaysia Bhd	10,600	45,353
Gamuda Bhd	67,400	97,461
Genting Bhd	50,000	118,455
Hong Leong Bank Bhd	22,600	43,244
IJM Corp. Bhdd	119,100	308,495
IOI Corp. Bhd (a)	160,050	371,829
Kuala Lumpur Kepong Bhd	28,700	150,052
Malayan Banking Bhd	51,000	176,332
MISC Bhd	30,000	89,451
Petronas Gas Bhd	16,000	51,445
PLUS Expressways Bhd	43,900	43,289
Public Bank Bhd	27,600	91,406
Resorts World Bhd	68,500	80,035
Telekom Malaysia Bhd	26,300	88,622
Tenaga Nasional Bhd	31,000	89,688
YTL Corp. Bhd (rights, expiring 01/07/08) (a)	1,426	2,967
YTL Corp. Bhd	21,400	50,980
		2,243,999
Mexico 0.2%
Corporacion GEO, SA de CV, Ser B (a)	31,300	90,049
Desarrolladora Homex, SA de CV—ADR (a)	2,900	143,405
Grupo Financiero Banorte, SA de CV	79,700	329,336
Urbi, Desarrollos Urbanos, SA de CV (a)	15,900	54,922
Wal-Mart de Mexico SAB de CV, Ser V	48,700	169,780
		787,492
Morocco 0.3%
Attijariwafa Bank	500	198,287
Banque Marocaine du Commerce Exterieur	800	289,963

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Morocco (Continued)
HOLCIM	300	$98,500
Maroc Telecom	25,700	484,781
ONA, SA	700	144,209
Samir	700	72,375
Societe des Brasseries du Maroc	100	24,078
		1,312,193
Netherlands 0.5%
Aegon, NV	6,140	107,723
Akzo Nobel, NV	2,110	168,028
ASML Holding, NV (a)	4,541	142,701
Corio, NV (REIT)	244	19,640
DSM, NV	1,194	55,822
European Aeronautic Defence and Space Co.	1,792	56,889
Hagemeyer, NV	922	6,291
Heineken, NV	5,080	327,177
ING Groep, NV CVA	3,765	146,958
James Hardie Industries, NV	6,812	38,374
Oce, NV	271	4,880
QIAGEN, NV (a)	1,482	31,828
Reed Elsevier, NV	1,882	37,336
Royal KPN, NV	6,586	119,111
Royal Numico, NV	6	482
Royal Philips Electronics, NV	2,572	111,465
STMicroelectronics NV	7,248	103,181
TNT, NV	6,623	275,600
Unilever, NV CVA	4,243	155,347
Vedior, NV CVA	572	14,279
Wereldhave, NV (REIT)	99	10,770
Wolters Kluwer, NV	1,041	34,011
		1,967,893
Netherlands Antilles 0.4%
Schlumberger, Ltd.	14,900	1,465,713
Norway 0.8%
DnB Holding, ASA	4,357	66,078
Norsk Hydro, ASA	16,705	236,166
Norske Skogindustrier, ASA	900	7,366
Renewable Energy Corp., ASA (a)	4,800	239,958
Statoil, ASA	55,453	1,714,563
Tandberg, ASA	3,117	64,228
Telenor, ASA	12,700	300,216
Tomra Systems, ASA	599	4,203
Yara International, ASA	13,623	625,566
		3,258,344

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Panama 0.0%
Carnival Corp.	400	$17,796
Philippines 0.7%
Ayala Corp.	20,370	275,487
Ayala Land, Inc.	1,654,240	571,416
Banco de Oro Universal Bank	116,703	169,350
Bank of the Philippine Islands	166,060	244,974
Globe Telecom, Inc.	3,830	145,514
Manila Electric Co.	72,300	142,788
Megaworld Corp.	1,324,000	120,385
Metropolitan Bank & Trust Co.	52,600	69,503
Philippine Long Distance Telephone Co.	7,060	540,533
PNOC Energy Development Corp.	831,500	130,997
SM Investments Corp.	21,156	172,845
SM Prime Holdings, Inc.	579,171	142,269
		2,726,061
Poland 0.6%
Agora, SA	1,803	40,368
Bank Pekao, SA	7,880	720,269
Bank Przemyslowo-Handlowy BPH	459	19,258
Bank Zachodni WBK, SA	1,241	125,571
Grupa Kety, SA	325	20,886
KGHM Polska Miedz, SA	5,581	237,616
Polski Koncern Naftowy Orlen, SA (a)	14,417	301,325
Powszechna Kasa Oszczednosci Bank Polski, SA	18,599	398,058
Prokom Software, SA	618	33,234
Telekomunikacja Polska, SA	34,372	313,174
		2,209,759
Portugal 0.1%
Banco Comercial Portugues, SA	11,207	47,584
Brisa-Auto Estradas de Portugal, SA	4,407	64,500
Portugal Telecom, SGPS, SA	11,713	152,112
PT Multimedia-Servicos de Telecomunicacoes e
Multimedia, SGPS, SA	6,084	84,690
		348,886
Republic of Korea (South Korea) 1.1%
Daelim Industrial Co., Ltd. (a)	320	60,091
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,590	87,545
Doosan Heavy Industries & Construction Co., Ltd. (a)	110	14,813
Doosan Infracore Co., Ltd. (a)	310	9,742
GS Engineering & Construction Corp. (a)	140	22,956

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Republic of Korea (South Korea) (Continued)
Hana Financial Group, Inc.	1,528	$82,715
Hyundai Engineering & Construction Co., Ltd. (a)	200	18,603
Hyundai Heavy Industries Co., Ltd. (a)	780	362,989
Hyundai Mipo Dockyard Co., Ltd. (a)	50	15,119
Hyundai Mobis (a)	1,060	98,465
Hyundai Motor Co. (a)	2,300	175,297
Kia Motors Corp. (a)	4,160	44,398
Kookmin Bank (a)	3,860	283,713
Korea Electric Power Corp. (a)	3,860	163,113
Korean Air Lines Co., Ltd. (a)	180	14,552
KT Corp.	2,400	124,867
KT&G Corp. (a)	1,800	153,088
LG Chem, Ltd. (a)	220	20,969
LG Electronics, Inc. (a)	1,380	145,340
LG Philips LCD Co., Ltd. (a)	300	15,870
NHN Corp. (a)	122	28,923
POSCO	994	601,594
Samsung Corp. (a)	3,560	270,512
Samsung Electronics Co., Ltd.	299	175,741
Samsung Engineering Co., Ltd. (a)	110	10,852
Samsung Fire & Marine Insurance Co., Ltd.	510	137,494
Samsung SDI Co., Ltd. (a)	400	28,071
Samsung Securities Co., Ltd.	610	57,895
Shinhan Financial Group Co., Ltd. (a)	3,590	205,984
Shinsegae Co., Ltd. (a)	316	243,473
SK Corp. (a)	329	69,227
SK Energy Co., Ltd. (a)	650	125,025
SK Telecom Co., Ltd.	500	132,408
S-Oil Corp.	740	62,279
		4,063,723
Russia 2.2%
Gazprom—ADR	9,333	525,558
Gazprom—ADR	31,276	1,761,209
LUKOIL—ADR	13,689	1,175,253
Mining & Mettallurgical Co. Norilsk Nickel—ADR	4,434	1,191,695
Mobile TeleSystems—ADR	6,900	702,351
Novolipetsk Steel—GDR	3,900	159,510
Polyus Gold Co.—ADR	4,100	188,190
RAO Unified Energy Systems—GDR (a)	3,147	409,141
Rostelecom—ADR	1,200	83,460
Sberbank—GDR (a)	389	212,783
Severstal—GDR (a)	7,700	178,640
Surgutneftegaz—ADR	2,700	174,960
Surgutneftegaz—ADR	5,700	347,033

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Russia (Continued)
Tatneft—GDR	2,600	$314,600
Vimpel-Communications—ADR	18,000	748,800
Wimm-Bill-Dann Foods—ADR	1,700	222,768
		8,395,951
Singapore 1.9%
Ascendas (REIT)	41,000	69,756
CapitaLand, Ltd.	55,000	236,478
CapitaMall Trust (REIT)	35,800	85,130
Chartered Semiconductor Manufacturing (a)	66,000	44,057
City Developments, Ltd.	25,968	252,864
ComfortDelGro Corp., Ltd.	92,622	116,537
Cosco Corp., Ltd.	38,000	149,508
Creative Technology, Ltd.	3,598	15,762
DBS Group Holdings, Ltd.	57,574	815,919
Flextronics International, Ltd. (a)	11,300	136,278
Fraser & Neave, Ltd.	45,000	182,212
Hyflux, Ltd.	33,000	72,742
Jardine Cycle & Carriage, Ltd.	7,018	104,722
Keppel Corp., Ltd.	56,000	501,297
Keppel Land, Ltd.	20,000	100,639
K-REIT Asia (REIT)	2,000	2,959
Neptune Orient Lines, Ltd.	26,000	69,984
Olam International, Ltd.	38,000	74,702
Oversea-Chinese Bank Corp., Ltd.	110,404	637,091
Parkway Holdings, Ltd.	34,000	92,483
Raffles Education Corp., Ltd.	9,060	19,065
SembCorp Industries, Ltd. (a)	44,728	178,673
SembCorp Marine, Ltd.	43,400	121,007
Singapore Airlines, Ltd.	25,200	301,630
Singapore Exchange, Ltd.	41,796	382,057
Singapore Land, Ltd.	7,000	38,370
Singapore Post, Ltd.	73,000	56,662
Singapore Press Holdings, Ltd.	82,250	256,440
Singapore Technology Engineering, Ltd.	69,367	179,698
Singapore Telecomm	331,520	909,758
United Overseas Bank, Ltd.	59,960	829,939
United Overseas Land, Ltd.	28,156	87,645
Venture Corp., Ltd.	12,444	108,968
Verigy, Ltd. (a)	661	17,959
		7,248,991
South Africa 0.6%
Anglo Platinum, Ltd.	900	132,731
AngloGold Ashanti, Ltd.	1,800	77,181

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
South Africa (Continued)
AVI, Ltd.	4,000	$11,722
Barloworld, Ltd.	2,100	33,065
Bidvest Group, Ltd. (a)	2,500	44,047
Discovery Holdings, Ltd.	1,982	7,897
FirstRand, Ltd.	35,300	102,737
Freeworld Coatings, Ltd. (a)	2,100	3,242
Gold Fields, Ltd.	4,400	63,112
Harmony Gold Mining Co., Ltd. (a)	4,100	42,254
Impala Platinum Holdings, Ltd.	7,200	248,389
Imperial Holdings, Ltd.	1,700	25,942
JD Group, Ltd.	1,600	11,924
Massmart Holdings, Ltd.	2,300	24,140
Mittal Steel South Africa, Ltd.	2,600	51,896
Mondi, Ltd.	1,226	11,728
MTN Group, Ltd.	11,500	215,388
Nampak, Ltd.	8,800	27,639
Naspers, Ltd.	2,700	63,555
Nedbank Group, Ltd.	2,700	53,694
Pretoria Portland Cement Co., Ltd.	3,896	24,883
Sanlam, Ltd.	20,400	68,204
Sappi, Ltd.	2,900	41,404
Sasol, Ltd.	7,300	362,104
Standard Bank Group, Ltd.	15,700	229,692
Steinhoff International Holdings, Ltd. (a)	8,000	22,684
Telkom South Africa, Ltd.	2,100	42,375
Tiger Brands, Ltd.	2,200	54,068
Truworths International, Ltd.	4,100	16,193
Woolworths Holdings, Ltd.	7,600	17,785
		2,131,675
Spain 0.9%
Banco Bilbao Vizcaya Argentaria, SA—ADR	338	8,197
Banco Bilbao Vizcaya Argentaria, SA	19,703	483,929
Banco Popular Espanol, SA	3,420	57,707
Banco Santander Central Hispano, SA	38,035	821,717
Gamesa Corporacion Tecnologica, SA (a)	4,382	202,741
Iberdrola, SA (a)	6,756	102,273
Telefonica, SA	54,508	1,761,546
		3,438,110
Sweden 1.5%
Alfa Laval AB	300	16,689
Assa Abloy AB, Ser B	4,564	90,801
Atlas Copco AB, Ser A	52,204	770,707
Atlas Copco AB, Ser B	6,678	90,145

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Sweden (Continued)
Electrolux AB, Ser B	2,900	$48,324
Eniro AB	2,388	21,341
Ericsson, Ser B	314,803	735,995
Getinge AB, Ser B	14,504	387,349
Hennes & Mauritz AB, Ser B	4,300	259,889
Holmen AB, Ser B	700	25,798
Husqvarna AB, Ser A	870	10,281
Husqvarna AB, Ser B	2,900	34,228
Modern Times Group AB, Ser B	1,245	86,886
Nordea Bank AB	38,254	634,590
Sandvik AB	49,100	834,555
Scania AB, Ser B	5,600	132,370
Securitas AB, Ser B	3,800	52,529
Securitas Direct AB, Ser B (a)	3,800	15,184
Securitas Systems AB, Ser B	3,800	13,406
Skandinaviska Enskilda Banken AB, Ser A	6,616	167,321
Skanska AB, Ser B	5,319	99,341
SKF AB, Ser B	3,840	64,330
Ssab Svenskt Stal AB, Ser A	3,000	80,528
Svenska Cellulosa AB, Ser B	6,420	112,901
Svenska Handelsbanken, Ser A	10,774	341,738
Tele2 AB, Ser B	2,530	50,322
Teliasonera, AB	26,512	246,565
Volvo AB, Ser A	7,175	118,135
Volvo AB, Ser B	14,890	246,772
		5,789,020
Switzerland 2.5%
ABB, Ltd.—ADR	16,400	472,320
ABB, Ltd.	15,790	455,256
Ciba Specialty Chemicals, AG	500	23,023
Clariant, AG (a)	1,660	15,307
Compagnie Financiere Richemont, SA, Class A	19,638	1,339,791
Credit Suisse Group	5,759	346,274
Geberit, AG	300	40,900
Givaudan, SA	50	48,040
Holcim, Ltd.	3,345	355,420
Kudelski, SA	360	7,027
Kuehne & Nagel International, AG	595	56,726
Logitech International, SA (a)	2,316	84,090
Lonza Group, AG	270	32,476
Nestle, SA	4,233	1,939,618
Nobel Biocare Holding, AG	1,516	401,039
Novartis, AG	16,601	904,393

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Switzerland (Continued)
OC Oerlikon Corp., AG (a)	68	$28,246
Roche Holding, AG	4,987	859,017
Schindler Holding, AG	800	51,139
Straumann, AG	725	199,093
Swatch Group, AG	460	26,893
Swatch Group, AG, Class B	2,596	778,306
Swiss RE	617	43,281
Swisscom, AG	219	85,079
Syngenta, AG (a)	2,427	615,791
UBS, AG	9,184	426,499
Zurich Financial Services, AG	434	127,720
		9,762,764
Thailand 0.1%
Banpu PCL	19,400	226,984
Turkey 1.8%
Akbank, TAS	137,230	1,014,705
Aksigorta, AS	11,390	66,869
Anadolu Efes Biracilik ve Malt Sanayii, AS	29,266	346,826
Arcelik, AS	14,890	103,258
Dogan Sirketler Grubu Holding, AS (a)	68,124	128,661
Dogan Yayin Holding, AS (a)	30,010	120,850
Eregli Demir ve Celik Fabrikalari, TAS	46,983	411,656
Ford Otomotiv Sanayi, AS	14,337	147,642
Haci Omer Sabanci Holding, AS	59,324	325,666
Hurriyet Gazetecilik ve Matbaacilik, AS (a)	11,274	34,517
Koc Holding, AS (a)	44,029	237,693
Migros Turk, TAS	12,524	243,506
Trakya Cam Sanayii, AS	2,030	4,844
Tupras-Turkiye Petrol Rafinerileri, AS	15,940	464,652
Turk Hava Yollari Anonim Ortakligi (a)	4,165	30,477
Turk Sise ve Cam Fabrikalari, AS	51,709	104,014
Turkcell Iletisim Hizmetleri, AS	67,946	744,378
Turkiye Garanti Bankasi, AS	119,895	1,069,611
Turkiye Is Bankasi, Ser C	151,321	944,848
Turkiye Vakiflar Bankasi TAO, Class D	52,215	183,858
Yapi ve Kredi Bankasi, AS (a)	80,646	282,908
		7,011,439
United Kingdom 5.4%
3i Group PLC	4,481	89,056
Aegis Group PLC	4,518	10,447
Amec PLC	1,974	32,744
Anglo American PLC	9,440	572,101

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
ARM Holdings PLC	14,280	$35,007
Arriva PLC	656	10,282
AstraZeneca Group PLC	10,662	458,130
Aviva PLC	19,334	256,798
BAE Systems PLC	21,114	206,783
Balfour Beatty PLC	3,597	35,267
Barclays PLC	35,453	359,123
Barratt Developments PLC	989	9,040
BBA Group PLC	2,643	10,731
Berkeley Group Holdings PLC (a)	616	16,690
BG Group PLC	24,396	561,679
Biffa PLC	2,926	19,115
Billiton PLC	17,275	532,104
BP PLC	127,294	1,556,752
British Airways PLC (a)	4,367	26,670
British American Tobacco PLC	14,186	558,602
British Land Co., PLC (REIT)	2,624	48,911
British Sky Broadcasting Group PLC	10,245	125,587
BT Group PLC	70,606	381,005
Bunzl PLC	2,473	34,671
Burberry Group PLC	13,808	155,442
Cadbury Schweppes PLC	11,575	144,287
Capita Group PLC	1,092	15,270
Carnival PLC	1,267	55,619
Centrica PLC	18,329	130,258
Close Brothers Group PLC	2,534	47,626
Cobham PLC	7,765	32,089
Compass Group PLC	15,355	93,623
CSR PLC (a)	1,370	16,231
Daily Mail & General Trust	2,027	19,857
Diageo PLC	27,200	582,229
Dixons Group PLC	6,592	12,866
Electrocomponents PLC	3,621	14,908
EMAP PLC	1,412	25,666
Enterprise Inns PLC	5,554	53,501
Fiberweb PLC	1,415	1,042
FirstGroup PLC	2,304	37,187
Friends Provident PLC	12,632	40,838
Galiform PLC (a)	3,953	7,061
GKN PLC	2,721	15,157
GlaxoSmithKline PLC	37,555	953,027
Group 4 Securicor PLC	1,945	9,396
Hammerson PLC (REIT)	1,443	29,352
Hays PLC	2,718	6,213

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
HBOS PLC	21,109	$306,095
Home Retail Group	2,806	18,037
HSBC Holdings PLC	65,831	1,104,285
ICAP PLC	828	11,917
IMI PLC	2,883	22,384
Imperial Tobacco Group PLC	7,360	400,710
Intercontinental Hotels Group PLC	2,699	47,109
International Personal Finance PLC (a)	436	1,655
International Power PLC	2,513	22,559
Invensys PLC (a)	1,907	8,503
Johnson Matthey PLC	6,561	244,348
Kelda Group PLC	2,683	57,737
Kesa Electricals PLC	1,287	5,931
Kingfisher PLC	4,354	12,538
Ladbrokes PLC	4,205	26,856
Land Securities Group PLC (REIT)	2,349	69,852
Legal & General Group PLC	50,339	130,227
Liberty International PLC (REIT)	1,254	26,687
Lloyds TSB Group PLC	35,408	330,157
Logica PLC (a)	7,283	16,981
London Stock Exchange PLC	366	14,353
Man Group PLC	11,164	128,414
Marks & Spencer Group PLC	5,708	63,227
Meggitt PLC	3,472	22,852
Misys PLC	2,670	9,721
Mondi PLC (a)	3,063	25,696
National Express Group PLC	611	14,923
National Grid PLC	19,127	316,231
Next PLC	898	28,803
Pearson PLC	4,717	68,547
Persimmon PLC	1,019	16,228
Provident Financial PLC	218	3,587
Prudential Corp., PLC	14,950	210,143
Punch Taverns PLC	1,987	30,077
Reckitt Benckiser Group PLC	8,067	466,022
Reed Elsevier PLC	7,436	100,050
Rentokil Initial PLC	3,088	7,375
Resolution PLC	339	4,797
Reuters Group PLC	8,735	110,205
Rexam PLC	3,287	27,196
Rio Tinto Corp., PLC	7,515	787,329
Rolls-Royce Group PLC (a)	12,400	134,028
Royal Bank of Scotland Group PLC	55,551	499,411
Royal Dutch Shell PLC, Class A	27,204	1,146,047

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Royal Dutch Shell PLC, Class B	19,015	$795,274
SABMiller PLC	13,288	373,871
Sage Group PLC	9,594	43,692
Sainsbury(J) PLC	8,103	68,195
Schroders PLC	2,488	64,019
Scottish & Southern Energy PLC	6,124	198,924
Segro PLC (REIT)	1,915	17,782
Serco Group PLC	791	7,231
Severn Trent PLC	1,950	58,971
Signet Group PLC	5,791	7,972
Smith & Nephew PLC	31,620	363,534
Smiths Group PLC	2,480	49,714
Stagecoach Group PLC	1,277	7,159
Tanjong PLC	8,600	47,851
Tate & Lyle PLC	3,753	32,935
Taylor Woodrow PLC	4,667	18,655
Tesco PLC	39,795	375,772
Tomkins PLC	5,994	21,190
Unilever PLC	7,356	275,864
United Business Media PLC	1,638	21,002
United Utilities PLC	1,489	22,294
Vodafone Group PLC	439,438	1,637,790
Whitbread PLC	1,539	42,654
William Hill PLC	3,222	33,416
Wolseley PLC	3,940	57,770
WPP Group PLC	35,387	453,049
Xstrata PLC	3,698	260,400
Yell Group PLC	3,757	29,785
		20,932,635
United States 30.5%
3M Co.	7,600	640,832
Abbott Laboratories	14,300	802,945
Abercrombie & Fitch Co., Class A	700	55,979
AbitibiBowater, Inc. (a)	485	10,074
Activision, Inc. (a)	3,200	95,040
Adobe Systems, Inc. (a)	8,600	367,478
Advance Auto Parts, Inc.	1,200	45,588
Advanced Medical Optics, Inc. (a)	800	19,624
Advanced Micro Devices, Inc. (a)	4,243	31,822
AES Corp. (a)	3,000	64,170
Aetna, Inc.	4,500	259,785
Affiliated Computer Services, Inc., Class A (a)	1,100	49,610
AFLAC, Inc.	3,700	231,731
AGCO Corp. (a)	9,185	624,396

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Agilent Technologies, Inc. (a)	4,404	$161,803
AGL Resources, Inc.	1,700	63,988
Air Products & Chemicals, Inc.	3,000	295,890
Airgas, Inc.	1,300	67,743
Alcoa, Inc.	10,100	369,155
Alliance Data Systems Corp. (a)	800	59,992
Alliant Energy Corp.	2,000	81,380
Alliant Techsystems, Inc. (a)	900	102,384
Allstate Corp.	4,000	208,920
Altera Corp.	2,800	54,096
Altria Group, Inc.	17,917	1,354,167
Amazon.com, Inc. (a)	3,000	277,920
AMB Property Corp. (REIT)	800	46,048
AMBAC Financial Group, Inc.	1,000	25,770
Ameren Corp.	1,000	54,210
American Eagle Outfitters, Inc.	1,950	40,501
American Electric Power Co., Inc.	1,900	88,464
American Express Co.	4,400	228,888
American International Group, Inc.	13,205	769,851
American Tower Corp., Class A (a)	1,700	72,420
AmeriCredit Corp. (a)	1,400	17,906
Ameriprise Financial, Inc.	1,200	66,132
Ametek, Inc.	1,350	63,234
Amgen, Inc. (a)	13,500	626,940
Amphenol Corp., Class A	2,400	111,288
Anadarko Petroleum Corp.	8,700	571,503
Analog Devices, Inc.	2,600	82,420
Anheuser-Busch Cos., Inc.	9,100	476,294
AnnTaylor Stores Corp. (a)	600	15,336
AON Corp.	2,500	119,225
Apache Corp.	4,570	491,458
Apollo Group, Inc., Class A (a)	200	14,030
Apple, Inc. (a)	8,200	1,624,256
Applera Corp.—Applied Biosystems Group	2,496	84,664
Applied Materials, Inc.	23,100	410,256
Aqua America, Inc.	1,900	40,280
Arch Coal, Inc.	1,400	62,902
Archer-Daniels-Midland Co.	4,200	195,006
Arrow Electronics, Inc. (a)	2,000	78,560
Arthur J. Gallagher & Co.	600	14,514
Associated Banc-Corp.	2,151	58,271
Astoria Financial Corp.	900	20,943
AT&T, Inc.	27,355	1,136,874
Autodesk, Inc. (a)	2,200	109,472

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Automatic Data Processing, Inc.	5,700	$253,821
Avis Budget Group, Inc. (a)	1,900	24,700
Avnet, Inc. (a)	2,100	73,437
Avon Products, Inc.	9,300	367,629
Baker Hughes, Inc.	3,200	259,520
Bank of America Corp.	37,435	1,544,568
Bank of Hawaii Corp.	300	15,342
Bank of New York Mellon Corp.	13,805	673,132
Barnes & Noble, Inc.	500	17,225
Baxter International, Inc.	5,400	313,470
BB & T Corp.	4,200	128,814
BEA Systems, Inc. (a)	4,900	77,322
Beckman Coulter, Inc.	800	58,240
Becton, Dickinson & Co.	2,700	225,666
Bed Bath & Beyond, Inc. (a)	3,400	99,926
Best Buy Co., Inc.	400	21,060
Biogen Idec, Inc. (a)	4,235	241,056
BJ Services Co.	1,900	46,094
BMC Software, Inc. (a)	2,800	99,792
Boeing Co.	7,200	629,712
BorgWarner, Inc.	1,800	87,138
Boston Scientific Corp. (a)	10,652	123,883
Brinker International, Inc.	3,225	63,081
Brinks Co.	900	53,766
Bristol Myers Squibb Co.	20,800	551,616
Broadcom Corp., Class A (a)	3,600	94,104
Broadridge Financial Solutions, Inc.	1,700	38,131
Brown & Brown, Inc.	700	16,450
Burlington Northern Santa Fe Corp.	9,000	749,070
CA, Inc.	6,092	151,995
Cablevision Systems Corp., Class A (a)	3,100	75,950
Cadence Design Systems, Inc. (a)	7,400	125,874
Cameron International Corp. (a)	2,400	115,512
Campbell Soup Co.	2,400	85,752
Capital One Financial Corp.	846	39,982
Cardinal Health, Inc.	5,000	288,750
Career Education Corp. (a)	1,000	25,140
CarMax, Inc (a)	2,400	47,400
Caterpillar, Inc.	7,300	529,688
CBS Corp., Class B	11,111	302,775
Centex Corp.	200	5,052
Cephalon, Inc. (a)	700	50,232
C.H. Robinson Worldwide, Inc.	2,300	124,476
Charles River Laboratories International, Inc. (a)	700	46,060

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Charles Schwab Corp.	20,400	$521,220
Cheesecake Factory, Inc. (a)	1,600	37,936
Chemtura Corp.	3,300	25,740
Chesapeake Energy Corp.	500	19,600
Chevron Corp.	19,265	1,798,002
Chico's FAS, Inc. (a)	1,700	15,351
ChoicePoint, Inc. (a)	933	33,980
Chubb Corp.	3,700	201,946
CIGNA Corp.	3,000	161,190
Cincinnati Financial Corp.	1,500	59,310
Cisco Systems, Inc. (a)	75,600	2,046,492
CIT Group, Inc.	1,100	26,433
Citadel Broadcasting Corp.	1,858	3,827
Citigroup, Inc.	45,349	1,335,075
Citrix Systems, Inc. (a)	1,600	60,816
City National Corp.	500	29,775
Clorox Co.	3,100	202,027
CME Group, Inc.	200	137,200
Coca-Cola Co.	16,200	994,194
Cognizant Technology Solutions Corp., Class A (a)	4,900	166,306
Colonial Bancgroup, Inc.	1,700	23,018
Comcast Corp., Class A (a)	27,194	496,562
Comerica, Inc.	1,900	82,707
Commerce Bancorp, Inc.	1,700	64,838
Community Health Systems, Inc. (a)	1,000	36,860
Computer Sciences Corp. (a)	2,000	98,940
ConAgra Foods, Inc.	5,500	130,845
CONSOL Energy, Inc.	2,600	185,952
Consolidated Edison, Inc.	1,200	58,620
Constellation Energy Group, Inc.	900	92,277
Con-way, Inc.	600	24,924
Corning, Inc.	16,650	399,433
Corporate Executive Board Co.	400	24,040
Costco Wholesale Corp.	3,300	230,208
Covance, Inc. (a)	900	77,958
Coventry Health Care, Inc. (a)	252	14,931
Cree, Inc. (a)	800	21,976
CSX Corp.	2,300	101,154
Cullen/Frost Bankers, Inc.	600	30,396
CVS Caremark Corp.	7,488	297,648
Danaher Corp.	8,100	710,694
Dean Foods Co. (a)	1,345	34,782
Deere & Co.	13,184	1,227,694
Dell, Inc. (a)	22,200	544,122

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Denbury Resources, Inc. (a)	3,800	$113,050
Dentsply International, Inc.	1,600	72,032
Developers Diversified Realty Corp. (REIT)	1,100	42,119
Devon Energy Corp.	6,546	582,005
Diebold, Inc.	900	26,082
Discovery Holding Co., Class A (a)	2,969	74,641
Dollar Tree Stores, Inc. (a)	1,350	34,992
Dominion Resources, Inc.	3,200	151,840
Domtar Corp. (a)	8,300	63,830
Dover Corp.	6,300	290,367
Dow Chemical Co.	7,366	290,368
DPL, Inc.	922	27,337
D.R. Horton, Inc.	1,100	14,487
DST Systems, Inc. (a)	800	66,040
DTE Energy Co.	900	39,564
Du Pont (E.I.) de Nemours & Co.	7,250	319,652
Duke Energy Corp.	5,716	115,292
Dun & Bradstreet Corp.	800	70,904
Eaton Corp.	3,600	349,020
Eaton Vance Corp.	1,800	81,738
eBay, Inc. (a)	10,000	331,900
Ecolab, Inc.	4,400	225,324
Edison International, Inc.	1,300	69,381
Edwards Lifesciences Corp. (a)	500	22,995
Electronic Arts, Inc. (a)	2,700	157,707
Electronic Data Systems Corp.	4,400	91,212
Eli Lilly & Co.	8,800	469,832
Embarq Corp.	590	29,223
EMC Corp. (a)	23,030	426,746
Emerson Electric Co.	10,100	572,266
Energizer Holdings, Inc. (a)	800	89,704
Energy East Corp.	1,800	48,978
ENSCO International, Inc.	1,100	65,582
Entergy Corp.	1,000	119,520
EOG Resources, Inc.	1,800	160,650
Equitable Resources, Inc.	1,000	53,280
E*TRADE Financial Corp. (a)	1,200	4,260
Exelon Corp.	3,000	244,920
Expeditors International Washington, Inc.	2,000	89,360
Express Scripts, Inc. (a)	600	43,800
Exterran Holdings, Inc. (a)	114	9,325
Exxon Mobil Corp.	53,311	4,994,708
F5 Networks, Inc. (a)	1,000	28,520
Fair Isaac Corp.	700	22,505

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Fastenal Co.	1,400	$56,588
Federal Home Loan Mortgage Corp.	400	13,628
Federal National Mortgage Association	800	31,984
FedEx Corp.	3,500	312,095
Fidelity National Financial, Inc., Class A	1,935	28,270
Fidelity National Information Services, Inc.	1,692	70,370
Fifth Third Bancorp	4,300	108,059
First American Corp.	1,000	34,120
FirstEnergy Corp.	1,500	108,510
Fiserv, Inc. (a)	2,100	116,529
Flowserve Corp.	900	86,580
Fluor Corp.	2,500	364,300
FMC Technologies, Inc. (a)	1,600	90,720
Foot Locker, Inc.	1,800	24,588
Ford Motor Co. (a)	21,500	144,695
Fortune Brands, Inc.	200	14,472
FPL Group, Inc.	1,700	115,226
Franklin Resources, Inc.	200	22,886
Freeport-McMoRan Copper & Gold, Inc.	4,609	472,146
GameStop Corp., Class A (a)	1,400	86,954
Gannett Co., Inc.	10,400	405,600
Gap, Inc. (The)	5,025	106,932
Genentech, Inc. (a)	5,000	335,350
General Dynamics Corp.	3,800	338,162
General Electric Co.	100,042	3,708,557
General Mills, Inc.	2,800	159,600
General Motors Corp.	5,300	131,917
Gen-Probe, Inc. (a)	600	37,758
Gentex Corp.	1,300	23,101
Genworth Financial, Inc., Class A	2,700	68,715
Genzyme Corp. (a)	2,600	193,544
Gilead Sciences, Inc. (a)	6,000	276,060
Goldman Sachs Group, Inc.	4,200	903,210
Google, Inc., Class A (a)	2,300	1,590,404
Graco, Inc.	1,200	44,712
Grant Prideco, Inc. (a)	1,400	77,714
Halliburton Co.	10,200	386,682
Hanover Insurance Group, Inc.	800	36,640
Harley-Davidson, Inc.	3,000	140,130
Harrah's Entertainment, Inc.	2,543	225,691
Harris Corp.	1,600	100,288
Harsco Corp.	1,800	115,326
Hartford Financial Services Group, Inc.	1,700	148,223
HCC Insurance Holdings, Inc.	1,250	35,850

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Health Net, Inc. (a)	2,300	$111,090
Helmerich & Payne, Inc.	1,200	48,084
Henry Schein, Inc. (a)	1,100	67,540
Hewlett-Packard Co.	26,800	1,352,864
Hillenbrand Industries, Inc.	800	44,584
H.J. Heinz Co.	3,600	168,048
HNI Corp.	800	28,048
Hologic, Inc. (a)	780	53,539
Home Depot, Inc.	6,500	175,110
Honeywell International, Inc.	8,700	535,659
Hospira, Inc. (a)	1,480	63,107
Hospitality Properties Trust (REIT)	800	25,776
H&R Block, Inc.	7,500	139,275
Hubbell, Inc., Class B	1,100	56,760
Hugoton Royalty Trust	200	4,486
IBM Corp.	15,000	1,621,500
Idearc, Inc.	1,060	18,614
Illinois Tool Works, Inc.	13,000	696,020
IndyMac Bancorp, Inc.	500	2,975
Integrated Device Technology, Inc. (a)	4,200	47,502
Intel Corp.	41,200	1,098,392
IntercontinentalExchange, Inc. (a)	200	38,500
International Game Technology	4,400	193,292
International Paper Co.	7,065	228,765
International Rectifier Corp. (a)	1,300	44,161
Intersil Corp., Class A	2,400	58,752
Intuit, Inc. (a)	3,100	97,991
Intuitive Surgical, Inc. (a)	300	97,350
Invitrogen Corp. (a)	600	56,046
ITT Industries, Inc.	700	46,228
Jabil Circuit, Inc.	100	1,527
Jacobs Engineering Group, Inc. (a)	4,700	449,367
J.B. Hunt Transport Services, Inc.	2,200	60,610
J.C. Penney Co., Inc.	400	17,596
JDS Uniphase Corp. (a)	2,550	33,915
Jeffries Group, Inc.	1,600	36,880
Johnson & Johnson	24,300	1,620,810
Johnson Controls, Inc.	6,900	248,676
Joy Global, Inc.	1,500	98,730
JPMorgan Chase & Co.	32,981	1,439,621
Juniper Networks, Inc. (a)	5,600	185,920
KeyCorp	3,800	89,110
Kimberly-Clark Corp.	6,200	429,908
KLA-Tencor Corp.	3,400	163,744

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Kohl's Corp. (a)	1,900	$87,020
Kraft Foods, Inc., Class A	9,467	308,908
Kroger Co.	2,200	58,762
L-3 Communications Holdings, Inc.	400	42,376
Laboratory Corp. of America Holdings (a)	1,700	128,401
Lam Research Corp. (a)	4,500	194,535
Lear Corp. (a)	800	22,128
Legg Mason, Inc.	1,250	91,437
Lehman Brothers Holdings, Inc.	4,578	299,584
Leucadia National Corp.	1,900	89,490
Lexmark International, Inc., Class A (a)	1,400	48,804
Liberty Global Inc., Class A (a)	2,024	79,321
Liberty Global Inc., Class C (a)	2,024	74,058
Liberty Media Corp.—Capital, Ser A (a)	1,399	162,970
Liberty Media Corp.—Interactive, Ser A (a)	7,599	144,989
Liberty Property Trust (REIT)	700	20,167
Limited Brands, Inc.	5,200	98,436
Lincare Holdings, Inc. (a)	1,200	42,192
Lincoln National Corp.	2,115	123,135
Linear Technology Corp.	2,300	73,209
Lockheed Martin Corp.	4,100	431,566
Lowe's Cos., Inc.	6,000	135,720
LSI Corp. (a)	6,000	31,860
Lubrizol Corp.	1,000	54,160
M & T Bank Corp.	169	13,785
Macerich Co. (REIT)	500	35,530
Mack-Cali Realty Corp. (REIT)	700	23,800
Macy's, Inc.	5,178	133,955
Manpower, Inc.	1,200	68,280
Marathon Oil Corp.	6,700	407,762
Marriott International, Inc., Class A	400	13,672
Marsh & McLennan Cos., Inc.	4,000	105,880
Marshall & Ilsley Corp.	198	5,243
Martin Marietta Materials, Inc.	700	92,820
Masco Corp.	6,000	129,660
Maxim Integrated Products, Inc.	2,500	66,200
MBIA, Inc.	1,700	31,671
McAfee, Inc. (a)	1,600	60,000
McDonald's Corp.	9,000	530,190
McKesson Corp.	2,783	182,314
MDU Resources Group, Inc.	2,100	57,981
MeadWestvaco Corp.	5,400	169,020
Medco Health Solutions, Inc. (a)	2,273	230,482
Medtronic, Inc.	9,800	492,646

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
MEMC Electronic Materials, Inc. (a)	4,900	$433,601
Merck & Co., Inc.	17,900	1,040,169
Merrill Lynch & Co., Inc.	6,700	359,656
Metavante Technologies, Inc. (a)	66	1,539
MetLife, Inc.	5,000	308,100
Microchip Technology, Inc.	4,400	138,248
Micron Technology, Inc. (a)	5,800	42,050
Microsoft Corp.	99,600	3,545,760
Millennium Pharmaceuticals, Inc. (a)	8,649	129,562
Mohawk Industries, Inc. (a)	700	52,080
MoneyGram International, Inc.	900	13,833
Monsanto Co.	12,067	1,347,763
Moody's Corp.	2,600	92,820
Mosaic Co. (a)	2,600	245,284
Motorola, Inc.	26,600	426,664
MSC Industrial Direct, Co., Inc., Class A	900	36,423
National City Corp.	4,413	72,638
National Fuel Gas Co.	200	9,336
National Semiconductor Corp.	2,500	56,600
National-Oilwell Varco, Inc. (a)	734	53,920
Network Appliance, Inc. (a)	4,100	102,336
New York Community Bancorp, Inc.	2,293	40,311
Newfield Exploration Co. (a)	1,200	63,240
Newmont Mining Corp.	6,100	297,863
News Corp., Class A	7,245	148,450
News Corp., Class B	4,848	103,020
NII Holdings, Inc., Class B (a)	600	28,992
NiSource, Inc.	2,049	38,706
Noble Energy, Inc.	1,700	135,184
Norfolk Southern Corp.	3,200	161,408
Northeast Utilities	1,500	46,965
Northern Trust Corp.	2,400	183,792
Northrop Grumman Corp.	3,800	298,832
Novellus Systems, Inc. (a)	300	8,271
NSTAR	400	14,488
Nucor Corp.	4,600	272,412
NVIDIA Corp. (a)	3,900	132,678
Nymex Holdings, Inc.	300	40,083
NYSE Euronext	500	43,885
NYSE Euronext	410	35,399
Occidental Petroleum Corp.	7,900	608,221
Office Depot, Inc. (a)	400	5,564
OGE Energy Corp.	1,400	50,806
Old Republic International Corp.	2,962	45,644

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Omnicare, Inc.	1,300	$29,653
Omnicom Group, Inc.	6,600	313,698
ONEOK, Inc.	1,300	58,201
Oracle Corp. (a)	44,914	1,014,158
O'Reilly Automotive, Inc. (a)	1,200	38,916
PACCAR, Inc.	4,162	226,746
Parker Hannifin Corp.	5,400	406,674
Patriot Coal Corp. (a)	600	25,044
Patterson—UTI Energy, Inc.	1,800	35,136
Paychex, Inc.	3,700	134,014
PDL BioPharma, Inc. (a)	1,100	19,272
Peabody Energy Corp.	6,000	369,840
Pentair, Inc.	1,300	45,253
Pepco Holdings, Inc.	2,000	58,660
PepsiCo, Inc.	14,400	1,092,960
PetSmart, Inc.	1,800	42,354
Pfizer, Inc.	51,960	1,181,051
PG&E Corp.	1,900	81,871
Pharmaceutical Product Development, Inc.	1,000	40,370
Pioneer Natural Resources Co.	1,300	63,492
Plains Exploration & Production Co. (a)	1,412	76,248
PMI Group, Inc.	1,300	17,264
PNC Financial Services Group, Inc.	3,604	236,603
Polo Ralph Lauren Corp., Class A	900	55,611
PPG Industries, Inc.	900	63,207
PPL Corp.	1,800	93,762
Praxair, Inc.	5,200	461,292
Precision Castparts Corp.	1,500	208,050
Pride International, Inc. (a)	1,400	47,460
Principal Financial Group, Inc.	2,000	137,680
Procter & Gamble Co.	36,277	2,663,457
Progress Energy, Inc.	1,200	58,116
Progressive Corp.	4,700	90,052
Protective Life Corp.	1,100	45,122
Prudential Financial, Inc.	4,330	402,863
Public Service Enterprise Group, Inc.	1,100	108,064
Pulte Homes, Inc.	200	2,108
QLogic Corp. (a)	2,500	35,500
QUALCOMM, Inc.	17,500	688,625
Quest Diagnostics, Inc.	2,200	116,380
Questar Corp.	1,600	86,560
Quicksilver Resources, Inc. (a)	400	23,836
Qwest Communications International, Inc. (a)	6,100	42,761
Radian Group, Inc.	1,300	15,184

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Raymond James Financial, Inc.	1,700	$55,522
Rayonier, Inc. (REIT)	900	42,516
Raytheon Co.	4,900	297,430
Regency Centers Corp. (REIT)	1,000	64,490
Regions Financial Corp.	6,850	162,003
Republic Services, Inc.	2,100	65,835
Rockwell Automation, Inc.	2,600	179,296
Rockwell Collins, Inc.	1,700	122,349
Rohm & Haas Co.	1,900	100,833
Ross Stores, Inc.	1,500	38,355
Ryland Group, Inc.	500	13,775
SAFECO Corp	1,000	55,680
Safeway, Inc.	1,800	61,578
Saks, Inc. (a)	1,600	33,216
SanDisk Corp. (a)	3,400	112,778
Sanmina-SCI Corp. (a)	7,300	13,286
Sara Lee Corp.	7,500	120,450
SCANA Corp.	1,078	45,438
Sears Holdings Corp. (a)	200	20,410
SEI Investments Co.	1,800	57,906
Sempra Energy	1,000	61,880
Sepracor, Inc. (a)	1,000	26,250
Sierra Pacific Resources	2,700	45,846
SLM Corp.	1,900	38,266
Smith International, Inc.	1,900	140,315
Smithfield Foods, Inc. (a)	1,200	34,704
Sonoco Products Co.	2,200	71,896
Southern Co.	3,500	135,625
Southwest Airlines Co.	2,900	35,380
Southwestern Energy Co. (a)	1,600	89,152
Sovereign Bancorp, Inc.	1,270	14,478
Spectra Energy Corp.	3,008	77,667
Sprint Nextel Corp.	10,500	137,865
SPX Corp.	2,700	277,695
St. Jude Medical, Inc. (a)	3,200	130,048
Stancorp Financial Group, Inc.	700	35,266
Staples, Inc.	7,975	183,983
Starbucks Corp. (a)	5,400	110,538
Starwood Hotels & Resorts Worldwide, Inc.	6,900	303,807
State Street Corp.	5,624	456,669
Stericycle, Inc. (a)	600	35,640
Stryker Corp.	2,300	171,856
Sun Microsystems, Inc. (a)	8,675	157,278
Sunoco, Inc.	400	28,976

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
SunTrust Banks, Inc.	3,000	$187,470
SUPERVALU, Inc.	255	9,568
Synopsys, Inc. (a)	2,800	72,604
Synthes, Inc.	3,296	407,403
Sysco Corp.	400	12,484
T. Rowe Price Group, Inc.	400	24,352
Target Corp.	4,700	235,000
TCF Financial Corp.	1,700	30,481
Teleflex, Inc.	800	50,408
Telephone & Data Systems, Inc.	800	50,080
Tellabs, Inc. (a)	302	1,975
Tenet Healthcare Corp. (a)	6,650	33,782
Teradyne, Inc. (a)	100	1,034
Texas Instruments, Inc.	10,800	360,720
Textron, Inc.	2,200	156,860
Thermo Fisher Scientific, Inc. (a)	448	25,841
Thomas & Betts Corp. (a)	1,000	49,040
Tidewater, Inc.	700	38,402
Time Warner, Inc.	30,000	495,300
Timken Co.	1,200	39,420
TJX Cos., Inc.	4,900	140,777
Toll Brothers, Inc. (a)	1,100	22,066
TravelCenters of America LLC (a)	80	1,000
Travelers Cos., Inc.	4,569	245,812
Tyson Foods, Inc., Class A	338	5,182
UDR, Inc. (REIT)	1,800	35,730
Union Pacific Corp.	2,200	276,364
United Parcel Service, Inc., Class B	7,600	537,472
United Technologies Corp.	10,300	788,362
UnitedHealth Group, Inc.	9,154	532,763
Universal Health Services, Inc., Class B	500	25,600
UnumProvident Corp.	1,800	42,822
Urban Outfitters, Inc. (a)	1,500	40,890
U.S. Bancorp	17,550	557,037
Valero Energy Corp.	6,244	437,267
Valspar Corp.	2,200	49,588
Varian Medical Systems, Inc. (a)	1,400	73,024
VeriSign, Inc. (a)	2,300	86,503
Verizon Communications, Inc.	16,000	699,040
Vertex Pharmaceuticals, Inc. (a)	1,000	23,230
Viacom, Inc., Class B (a)	10,811	474,819
Vishay Intertechnology, Inc. (a)	4,800	54,768
Vulcan Materials Co.	1,753	138,645
Wachovia Corp.	15,885	604,107

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Walgreen Co.	5,000	$190,400
Wal-Mart Stores, Inc.	7,300	346,969
Walt Disney Co.	24,200	781,176
Washington Mutual, Inc.	900	12,249
Washington Post Co., Class B	100	79,143
Waters Corp. (a)	500	39,535
Webster Financial Corp.	700	22,379
Weingarten Realty Investors (REIT)	1,100	34,584
WellPoint, Inc. (a)	4,500	394,785
Wells Fargo & Co.	29,500	890,605
Western Digital Corp. (a)	2,300	69,483
Western Union Co.	8,251	200,334
Weyerhaeuser Co.	3,950	291,273
Williams Cos., Inc.	1,100	39,358
Williams-Sonoma, Inc.	1,400	36,260
Wilmington Trust Corp.	1,200	42,240
Windstream Corp.	1,611	20,975
Wisconsin Energy Corp.	1,300	63,323
Wm. Wrigley Jr. Co.	150	8,783
W.R. Berkley Corp.	1,650	49,186
Wyeth	14,000	618,660
Wyndham Worldwide Corp.	3,600	84,816
Xcel Energy, Inc.	2,100	47,397
Xerox Corp.	8,700	140,853
Xilinx, Inc.	2,600	56,862
XTO Energy, Inc.	3,083	158,317
Yahoo!, Inc. (a)	15,400	358,204
Yum! Brands, Inc.	5,600	214,312
Zebra Technologies Corp., Class A (a)	600	20,820
Zimmer Holdings, Inc. (a)	2,460	162,729
		117,425,457
Total Common Stocks 83.3%		320,928,388
Preferred Stocks 2.7%
Australia 0.0%
BBI EPS, Ltd.	148	110
Brazil 2.4%
All America Latina Logistica, SA	29,400	376,596
AmBev	7,086	504,076
Aracruz Celulose, SA	13,138	97,583
Banco Bradesco, SA (a)	21,198	678,169

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Brazil (Continued)
Banco Itau Holding Financeira, SA	36,491	$945,240
Brasil Telecom Participacoes, SA	6,904	102,682
CEMIG	8,702	160,385
Companhia Vale do Rio Doce	73,808	2,068,924
Contax Participacoes, SA	330	9,449
Electrobras, SA (a)	6,595	84,130
Embratel Participacoes, SA	2,947,812	11,096
Gerdau, SA	10,275	297,820
Klabin, SA	19,318	71,108
Petroleo Brasileiro, SA	63,672	3,076,482
Sadia, SA (a)	53,982	308,459
Tele Norte Leste Participacoes, SA (a)	9,027	173,867
Usiminas, SA (a)	4,512	203,968
Vivo Participacoes, SA	12,458	68,316
Votorantim Celulose e Papel, SA (a)	2,796	83,341
		9,321,691
Germany 0.2%
Henkel KGaA	2,001	112,167
Porsche Automobil Holding SE	264	532,012
RWE, AG	385	46,665
Volkswagen, AG	1,007	146,247
		837,091
Japan 0.0%
Ito En, Ltd.	200	2,852
Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	243	110,200
Total Preferred Stocks 2.7%		10,271,944
Total Common and Preferred Stocks 86.0%		331,200,332
Investment Companies 0.0%
Bell Aliant Regional Communications Income Fund	457	13,620
CI Financial Income Fund	5,600	159,270
Total Investment Companies		172,890
Total Long-Term Investments 86.0% (Cost $243,528,612)		331,373,222

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Value
Repurchase Agreements 12.7%
Banc of America Securities ($13,771,161 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $13,774,604)	$13,771,161
Citigroup Global Markets, Inc. ($12,241,032 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $12,243,820)	12,241,032
State Street Bank & Trust Co. ($22,881,807 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $22,886,764)	22,881,807
Total Repurchase Agreements (Cost $48,894,000)	48,894,000
Total Investments 98.7% (Cost $292,422,612)	380,267,222
Foreign Currency 0.2% (Cost $919,560)	916,552
Other Assets in Excess of Liabilities 1.1%	4,107,316
Net Assets 100.0%	$385,291,090

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $184,828,380 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Futures contracts outstanding as of December 31, 2007:

Futures Contracts	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
Dax Index, March 2008 (Current Notional Value of $297,692 per contract)	7	$46,551
FTSE 100 Index, March 2008 (Current Notional Value of $128,493 per contract)	14	47,215
Hang Seng Stock Index, January 2008 (Current Notional Value of $178,970 per contract)	21	(41,540)
MSCI Taiwan Stock Index, January 2008 (Current Notional Value of $33,350 per contract)	231	331,189
S & P 500 Index, March 2008 (Current Notional Value of $369,300 per contract)	13	21,089
S & P Mini 500 Index Futures, March 2008 (Current Notional Value of $73,860 per contract)	281	86,345
Share Price Index 200, March 2008 (Current Notional Value of $139,347 per contract)	53	185,971
	620	676,820
Short Contracts:
Topix Index, March 2008 (Current Notional Value of $131,585 per contract)	28	253,902
	648	$930,722

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Forward foreign currency contracts outstanding as of December 31, 2007:
	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Australian Dollar
2,150,198 expiring 03/13/08	US $	$1,879,523	$299
Euro 1,447,432 expiring 03/13/08	US $	2,117,777	(11,105)
1,660,822 expiring 03/13/08	US $	2,429,995	(12,576)
7,903,891 expiring 03/13/08	US $	11,564,402	(61,273)
1,332,569 expiring 03/13/08	US $	1,949,719	28,287
4,375,257 expiring 03/13/08	US $	6,401,560	(36,456)
			(93,123)
Japanese Yen 1,401,241,784 expiring 03/13/08	US $	12,662,243	(19,394)
917,211,549 expiring 03/13/08	US $	8,275,636	(8,427)
447,705,930 expiring 03/13/08	US $	4,039,473	(8,501)
239,501,961 expiring 03/13/08	US $	2,160,931	27,854
			(8,467)
Pound Sterling 5,669,383 expiring 03/13/08	US $	11,263,19	(258,520)
3,429,516 expiring 03/13/08	US $	6,813,319	(155,423)
			(413,943)
Total Long Contracts			$(515,235)
Short Contracts:
Euro 1,125,227 expiring 03/13/08	US $	$1,646,351	$8,554
2,591,471 expiring 03/13/08	US $	3,791,653	20,634
72,705 expiring 03/13/08	US $	106,377	516
218,454 expiring 03/13/08	US $	319,626	1,805
737,236 expiring 03/13/08	US $	1,078,670	5,693
			37,202
Hong Kong Dollar 81,881,094 expiring 03/13/08	US $	10,529,801	4,645
Japanese Yen 1,343,241,093 expiring 03/13/08	US $	12,119,532	14,863
196,632,480 expiring 03/13/08	US $	1,774,137	2,930
226,332,878 expiring 03/13/08	US $	2,042,112	2,080
633,213,780 expiring 03/13/08	US $	5,713,237	12,386
1,212,003,250 expiring 03/13/08	US $	10,935,425	(252,266)
			(220,007)
Pound Sterling 957,304 expiring 03/13/08	US $	1,901,848	42,657
411,781 expiring 03/13/08	US $	818,072	19,283
			61,940
Total Short Contracts			$(116,220)
Total Forward Foreign Currency Contracts			$(631,455)

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Diversified Banks	$35,018,104	9.1%
Integrated Oil & Gas	26,768,089	7.0
Pharmaceuticals	12,325,925	3.2
Integrated Telecommunication Services	10,872,277	2.8
Industrial Conglomerates	8,607,322	2.2
Oil & Gas Exploration & Production	8,315,626	2.2
Wireless Telecommunication Services	7,890,590	2.1
Industrial Machinery	7,016,499	1.8
Steel	6,635,890	1.7
Diversified Metals & Mining	6,594,770	1.7
Communications Equipment	6,335,564	1.6
Real Estate Management & Development	6,190,876	1.6
Electric Utilities	5,930,051	1.5
Automobile Manufacturers	5,906,150	1.5
Computer Hardware	5,894,676	1.5
Construction & Farm Machinery & Heavy Trucks	5,860,081	1.5
Other Diversified Financial Services	5,283,601	1.4
Packaged Foods & Meats	4,930,473	1.3
Systems Software	4,913,684	1.3
Aerospace & Defense	4,777,386	1.2
Health Care Equipment	4,511,494	1.2
Fertilizers & Agricultural Chemicals	4,416,053	1.2
Household Products	4,333,197	1.1
Apparel, Accessories & Luxury Goods	3,481,336	0.9
Construction & Engineering	3,362,203	0.9
Multi-Utilities	3,268,685	0.9
Semiconductors	3,243,322	0.8
Life & Health Insurance	3,202,120	0.8
Multi-Line Insurance	3,168,905	0.8
Investment Banking & Brokerage	3,102,542	0.8
Oil & Gas Equipment & Services	3,099,079	0.8
Tobacco	2,996,884	0.8
Heavy Electrical Equipment	2,987,350	0.8
Oil & Gas Refining & Marketing	2,955,136	0.8
Diversified Chemicals	2,876,832	0.8
Application Software	2,817,483	0.7
Brewers	2,701,974	0.7
Railroads	2,697,708	0.7
Internet Software & Services	2,493,180	0.7
Coal & Consumable Fuels	2,428,101	0.6
Regional Banks	2,334,633	0.6
Property & Casualty Insurance	2,302,386	0.6
Movies & Entertainment	2,234,657	0.6
Soft Drinks	2,146,211	0.6

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Biotechnology	$2,141,892	0.6%
Asset Management & Custody Banks	1,973,751	0.5
Electronic Equipment Manufacturers	1,916,814	0.5
Hypermarkets & Super Centers	1,825,007	0.5
Food Retail	1,822,375	0.5
Broadcasting & Cable TV	1,814,716	0.5
Air Freight & Logistics	1,794,771	0.5
Trading Companies & Distributors	1,765,083	0.5
Specialized Finance	1,712,380	0.4
Publishing	1,686,776	0.4
Consumer Electronics	1,648,508	0.4
Semiconductor Equipment	1,633,845	0.4
Industrial Gases	1,545,565	0.4
Construction Materials	1,517,988	0.4
Agricultural Products	1,480,852	0.4
Managed Health Care	1,474,544	0.4
Specialty Chemicals	1,470,248	0.4
IT Consulting & Other Services	1,370,170	0.4
Electrical Components & Equipment	1,368,315	0.4
Gold	1,353,578	0.4
Restaurants	1,243,777	0.3
Paper Products	1,241,320	0.3
Data Processing & Outsourced Services	1,194,366	0.3
Apparel Retail	1,165,897	0.3
Auto Parts & Equipment	1,142,723	0.3
Oil & Gas Drilling	1,130,456	0.3
Diversified Capital Markets	1,102,125	0.3
Hotels, Resorts & Cruise Lines	1,067,350	0.3
Personal Products	1,017,939	0.3
Building Products	1,003,305	0.3
Computer Storage & Peripherals	998,041	0.3
Health Care Services	994,388	0.3
Gas Utilities	964,826	0.3
Homebuilding	959,245	0.3
Department Stores	931,050	0.2
Airlines	917,762	0.2
Office Electronics	873,959	0.2
Advertising	827,042	0.2
Casinos & Gaming	798,693	0.2
Home Entertainment Software	730,176	0.2
Multi Sector Holdings	690,644	0.2
Retail REIT's	672,502	0.2
Health Care Distributors	666,350	0.2
Marine	662,958	0.2

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Distillers & Vintners	$591,274	0.2%
Forest Products	588,885	0.2
Precious Metals & Minerals	569,310	0.2
Commodity Chemicals	560,185	0.2
Distributors	559,298	0.1
Electronic Manufacturing Services	540,272	0.1
Independent Power Producers & Energy Traders	536,609	0.1
Aluminum	534,733	0.1
Highways & Railtracks	517,814	0.1
Reinsurance	515,262	0.1
Drug Retail	488,048	0.1
Water Utilities	458,607	0.1
Oil & Gas Storage & Transportation	457,561	0.1
Thrifts & Mortgage Finance	440,258	0.1
Diversified Commercial & Professional Services	436,646	0.1
Tires & Rubber	423,270	0.1
Consumer Finance	400,392	0.1
Trucking	373,447	0.1
General Merchandise Stores	367,727	0.1
Home Improvement Retail	363,574	0.1
Health Care Supplies	344,138	0.1
Office	304,354	0.1
Specialty Stores	290,964	0.1
Internet Retail	277,920	0.1
Computer & Electronics Retail	277,057	0.1
Marine Ports & Services	272,181	0.1
Insurance Brokers	256,069	0.1
Paper Packaging	248,471	0.1
Motorcycle Manufacturers	239,932	0.1
Leisure Products	204,064	0.1
Health Care Facilities	188,725	0.1
Automotive Retail	176,644	0.0	*
Household Appliances	174,203	0.0	*
Investment Companies	172,890	0.0	*
Life Sciences Tools & Services	170,050	0.0	*
Technology Distributors	166,905	0.0	*
Catalog Retail	163,026	0.0	*
Specialized Consumer Services	154,459	0.0	*
Housewares & Specialties	152,714	0.0	*
Home Furnishing Retail	143,247	0.0	*
Footwear	141,922	0.0	*
Environmental & Facilities Services	139,399	0.0	*
Commercial Printing	139,265	0.0	*
Diversified REIT's	137,945	0.0	*
Industrial	133,586	0.0	*

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Photographic Products	$119,393	0.0	%*
Metal & Glass Containers	106,479	0.0	*
Human Resource & Employment Services	104,042	0.0	*
Education Services	88,161	0.0	*
Food Distributors	87,186	0.0	*
Independent Investment Management	82,765	0.0	*
Home Furnishings	74,764	0.0	*
Airport Services	73,781	0.0	*
Specialized REIT's	68,292	0.0	*
Office Services & Supplies	65,525	0.0	*
Leisure Facilities	48,470	0.0	*
Residential REIT's	35,730	0.0	*
Retail Regional Malls	34,584	0.0	*
Textiles	23,284	0.0	*
Health Care Technology	14,838	0.0	*
Noncaptive-Diversified Finance	9,449	0.0	*
	$331,373,222	86.0%

*  Amount is less than 0.1%

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Including repurchase agreements of $48,894,000) (Cost $292,422,612)	$380,267,222
Foreign Currency (Cost $919,560)	916,552
Cash	3,982,396
Receivables:
Variation Margin on Futures	930,722
Dividends	556,663
Investments Sold	403,248
Fund Shares Sold	292,929
Interest	5,594
Forward Foreign Currency Contracts	192,486
Other	328,095
Total Assets	387,875,907
Liabilities:
Forward Foreign Currency Contracts	823,941
Payables:
Fund Shares Repurchased	707,755
Investment Advisory Fee	292,886
Capital Gain Tax	222,435
Distributor and Affiliates	103,135
Directors' Deferred Compensation and Retirement Plans	195,468
Accrued Expenses	239,197
Total Liabilities	2,584,817
Net Assets	$385,291,090
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$314,166,178
Net Unrealized Appreciation	87,949,008
Accumulated Undistributed Net Investment Income	(778,634)
Accumulated Net Realized Loss	(16,045,462)
Net Assets	$385,291,090
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $274,811,518 and 13,568,464 shares of beneficial interest issued and outstanding)	$20.25
Maximum sales charge (5.75%* of offering price)	1.24
Maximum offering price to public	$21.49
Class B Shares: Net asset value and offering price per share (Based on net assets of $68,113,303 and 3,602,618 shares of beneficial interest issued and outstanding)	$18.91
Class C Shares: Net asset value and offering price per share (Based on net assets of $42,366,269 and 2,240,501 shares of beneficial interest issued and outstanding)	$18.91

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $106,472)	$3,299,761
Interest	513,168
Total Income	3,812,929
Expenses:
Investment Advisory Fee	1,895,605
Distribution (12b-1) and Service Fees
Class A	338,539
Class B	83,034
Class C	209,312
Transfer Agent Fees	458,358
Custody	198,582
Accounting and Administrative Expenses	105,004
Professional Fees	55,836
Registration Fees	43,110
Reports to Shareholders	32,598
Directors' Fees and Related Expenses	13,605
Other	18,619
Total Expenses	3,452,202
Investment Advisory Fee Reduction	67,127
Less Credits Earned on Cash Balances	5,562
Net Expenses	3,379,513
Net Investment Income	$433,416
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$37,023,446
Futures	(1,816,122)
Foreign Currency Transactions	437,540
Forward Foreign Currency Contracts	(1,403,496)
Net Realized Gain	34,241,368
Unrealized Appreciation/Depreciation:
Beginning of the Period	111,384,573
End of the Period:
Investments (Includes Capital Gain Tax of $(222,435))	87,622,175
Futures	930,722
Forward Commitments	(631,455)
Foreign Currency Translation	27,566
87,949,008
Net Unrealized Depreciation During the Period	(23,435,565)
Net Realized and Unrealized Gain	$10,805,803
Net Increase in Net Assets From Operations	$11,239,219

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Income	$433,416	$1,779,384
Net Realized Gain	34,241,368	42,911,918
Net Unrealized Appreciation/Depreciation During the Period	(23,435,565)	35,417,216
Change in Net Assets from Operations	11,239,219	80,108,518
Distributions from Net Investment Income:
Class A Shares	(3,915,524)	(2,153,758)
Class B Shares	(1,039,713)	(703,433)
Class C Shares	(382,058)	(90,017)
Total Distributions	(5,337,295)	(2,947,208)
Net Change in Net Assets from Investment Activities	5,901,924	77,161,310
From Capital Transactions:
Proceeds from Shares Sold	43,966,165	51,217,578
Net Asset Value of Shares Issued Through Dividend Reinvestment	5,104,049	2,764,108
Cost of Shares Repurchased	(39,402,003)	(96,465,262)
Net Change in Net Assets from Capital Transactions	9,668,211	(42,483,576)
Total Increase in Net Assets	15,570,135	34,677,734
Net Assets:
Beginning of the Period	369,720,955	335,043,221
End of the Period (Including accumulated undistributed net investment income of $(778,634) and $4,125,245, respectively)	$385,291,090	$369,720,955

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2007,	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$19.89	$15.84	$13.64	$12.60	$10.47	$11.15
Net Investment Income (a)	0.03	0.11	0.09	0.07	0.02	0.05
Net Realized and Unrealized Gain/Loss	0.62	4.10	2.23	0.99	2.19	(0.73)
Total from Investment Operations	0.65	4.21	2.32	1.06	2.21	(0.68)
Less Distributions from Net Investment Income	0.29	0.16	0.12	0.02	0.08	-0-
Net Asset Value, End of the Period	$20.25	$19.89	$15.84	$13.64	$12.60	$10.47
Total Return* (b)	3.27%**	26.70%	17.07%	8.45%	21.15%	–6.01%
Net Assets at End of the Period (In millions)	$274.8	$263.6	$218.8	$184.6	$179.8	$183.1
Ratio of Expenses to Average Net Assets*	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of Net Investment Income to Average Net Assets*	0.31%	0.61%	0.62%	0.56%	0.20%	0.56%
Portfolio Turnover	36%**	18%	35%	20%	35%	47%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.73%	1.76%	1.93%	1.90%	1.88%	1.81%
Ratio of Net Investment Income to Average Net Assets	0.28%	0.55%	0.39%	0.36%	0.02%	0.45%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2007,		2007		2006		2005		2004		2003
Net Asset Value, Beginning of the Period	$18.59		$14.82		$12.74		$11.75		$9.71		$10.40
Net Investment Income (a)	0.03		0.09		0.10		0.07		-0-	(c)	-0-	(c)
Net Realized and Unrealized Gain/Loss	0.58		3.85		2.10		0.92		2.04		(0.69)
Total from Investment Operations	0.61		3.94		2.20		0.99		2.04		(0.69)
Less Distributions from Net Investment Income	0.29		0.17		0.12		-0-		-0-		-0-
Net Asset Value, End of the Period	$18.91		$18.59		$14.82		$12.74		$11.75		$9.71
Total Return* (b)	3.26	%**(d)	26.73	%(d)	17.29	%(d)	8.43	%(d)	21.26	%(d)	–6.74	%(d)
Net Assets at End of the Period (In millions)	$68.1		$65.2		$81.9		$104.1		$117.7		$110.3
Ratio of Expenses to Average Net Assets*	1.70	%(d)	1.71	%(d)	1.58	%(d)	1.69	%(d)	1.86	%(d)	2.22	%(d)
Ratio of Net Investment Income to Average Net Assets*	0.31	%(d)	0.56	%(d)	0.67	%(d)	0.55	%(d)	0.04	%(d)	0.03	%(d)
Portfolio Turnover	36	%**	18%		35%		20%		35%		47%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.75	%(d)	1.78	%(d)	1.81	%(d)	1.89	%(d)	2.04	%(d)	2.33	%(d)
Ratio of Net Investment Income/Loss to Average Net Assets	0.26	%(d)	0.49	%(d)	0.44	%(d)	0.35	%(d)	(0.14	%)(d)	(0.08	%)(d)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect 12b-1 fees of less than 1% (See Footnote 7).

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2007,	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$18.54	$14.79	$12.73	$11.83	$9.84	$10.55
Net Investment Loss (a)	(0.04)	(0.02)	(0.02)	(0.03)	(0.06)	(0.02)
Net Realized and Unrealized Gain/Loss	0.58	3.81	2.09	0.93	2.05	(0.69)
Total from Investment Operations	0.54	3.79	2.07	0.90	1.99	(0.71)
Less Distributions from Net Investment Income	0.17	0.04	0.01	-0-	-0-	-0-
Net Asset Value, End of the Period	$18.91	$18.54	$14.79	$12.73	$11.83	$9.84
Total Return* (b)	2.92%**	25.66%	16.27%	7.61%	20.22%	–6.73%
Net Assets at End of the Period (In millions)	$42.4	$40.9	$34.3	$33.6	$38.4	$40.5
Ratio of Expenses to Average Net Assets*	2.45%	2.46%	2.45%	2.45%	2.45%	2.45%
Ratio of Net Investment Loss to Average Net Assets*	(0.44%)	(0.15%)	(0.16%)	(0.22%)	(0.58%)	(0.20%)
Portfolio Turnover	36%**	18%	35%	20%	35%	47%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.49%	2.52%	2.68%	2.65%	2.63%	2.56%
Ratio of Net Investment Loss to Average Net Assets	(0.48%)	(0.21%)	(0.39%)	(0.42%)	(0.76%)	(0.31%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Global Equity Allocation Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund's investment adviser and with stock selection within each country designed to replicate a broad market index. The Fund commenced operations on January 4, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of December 31, 2007, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date an interest income is recorded on an accrual basis. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $38,277,623. At June 30, 2007, the Fund had an accumulated capital loss carry forward of $48,249,422, which will expire according to the following schedule:

Amount	Expiration
$21,979,359	June 30, 2011
26,270,063	June 30, 2012

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$293,839,262
Gross tax unrealized appreciation	$99,570,661
Gross tax unrealized depreciation	(13,142,701)
Net tax unrealized appreciation on investments	$86,427,960

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2007 was as follows:

Distributions paid from:
Ordinary income	$3,392,847
Long-term capital gain	-0-
$3,392,847

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,336,473

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $5,562 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $750 million	1.00%
Next $500 million	0.95%
Over $1.25 billion	0.90%

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

For the six months ended December 31, 2007, the Adviser waived $67,127 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.70%, 1.70% and 2.45% for Classes A, B and C Shares, respectively.

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $3,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $30,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $395,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $110,040 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $33,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $27,900. Sales charges do not represent expenses of the Fund.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	1,364,986	$28,237,442	2,180,871	$38,669,926
Class B	643,313	12,505,743	489,952	8,240,413
Class C	169,059	3,222,980	254,887	4,307,239
Total Sales	2,177,358	$43,966,165	2,925,710	$51,217,578
Dividend Reinvestment:
Class A	183,112	$3,742,731	114,199	$2,019,349
Class B	52,988	1,011,019	40,063	661,709
Class C	18,350	350,299	5,018	83,050
Total Dividend Reinvestment	254,450	$5,104,049	159,280	$2,764,108
Repurchases:
Class A	(1,228,711)	$(25,114,843)	(2,858,725)	$(50,322,521)
Class B	(603,022)	(11,381,917)	(2,542,995)	(40,048,169)
Class C	(154,573)	(2,905,243)	(374,775)	(6,094,572)
Total Repurchases	(1,986,306)	$(39,402,003)	(5,776,495)	$(96,465,262)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $5,300, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $67,429,197 and $97,683,858, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

A.  Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions.

B.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures of equity indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended December 31, 2007, were as follows:

Contracts
Outstanding at June 30, 2007	218
Futures Opened	2,982
Futures Closed	(2,552)
Outstanding at December 31, 2007	648

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $416,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the losing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

Van Kampen Global Equity Allocation Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
One Parkview Plaza-Suite 100
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

450, 550, 650
MSGE SAN 2/08
IU08-00800P-Y12/07

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

Global Franchise Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 12/31/07

	A Shares since 9/25/98		B Shares since 9/25/98		C Shares since 9/25/98		I Shares since 10/13/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charges	w/o sales charges	w/max 5.00% sales charges	w/o sales charges	w/max 1.00% sales charges	w/o sales charges
Since Inception	15.57%	14.84%	14.81%	14.81%	14.78%	14.78%	13.56%
5-year	16.32	14.95	15.50	15.33	15.46	15.46	—
1-year	9.34	3.04	8.73	3.79	8.49	7.50	9.71
6-month	0.12	–5.64	–0.07	–4.61	–0.28	–1.19	0.24

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Figures shown above assume reinvestment of all dividends and capital gains.

MSCI World Index (with net dividends) is a free float-adjusted market capitalization index that is designed to measure global, developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

In the six-month period ended December 31, 2007, the global market, as represented by the MSCI World Index, was driven by strong performance in the utilities, energy and consumer staples sectors. Over the same period, the three worst performing sectors in the Index were financials, consumer discretionary and industrials. Of these, our investment philosophy prevents us from owning companies within the energy and utilities sectors, as well as most of the companies within the financials and industrials sectors.

In all market environments, we pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the Index. As a result, the Fund's short-term performance does not follow that of the markets.

Performance Analysis

Classes A, B, and I of Van Kampen Global Franchise Fund outperformed and Class C shares underperformed the MSCI World Index with net dividends for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	Class I	MSCI World Index with net dividends
0.12%	–0.07%	–0.28%	0.24%	–0.12%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The three stocks that contributed the most to absolute performance were tobacco companies British American Tobacco, Imperial Tobacco and Swedish Match. The stocks that detracted most from absolute returns were beverages maker C&C Group, financial information systems company Experian Group and education services provider Career Education.

2

During the six-month period, we initiated positions in two new stocks: consumer credit scoring and marketing services company Experian and credit rating company Moody's. We sold out of Altadis, Danone, Numico, New York Times and SMG.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high-quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the Fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/07
British American Tobacco PLC	9.3%
Imperial Tobacco Group PLC	6.2
Cadbury Schweppes PLC	4.9
Reckitt Benckiser PLC	4.9
Altria Group, Inc.	4.8
Swedish Match AB	4.4
Wolters Kluwer, NV - CVA	4.3
Reed Elsevier, NV	4.1
Unilever PLC	3.7
Kone Oyj, Class B	3.5
Summary of Investments by Country Classification as of 12/31/07
United Kingdom	39.6%
United States	26.7
Netherlands	8.4
France	5.5
Switzerland	4.9
Sweden	4.4
Finland	3.5
Japan	2.5
Ireland	1.8
Total Long-Term Investments	97.3
Total Repurchase Agreements	2.5
Total Investments	99.8
Foreign Currency	0.0 *
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

* Amount is less than 0.1%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the countries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07- 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$1,001.23	$5.89
Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.94
Class B
Actual	1,000.00	999.33	7.49
Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.56
Class C
Actual	1,000.00	997.24	9.59
Hypothetical (5% annual return before expenses)	1,000.00	1,015.53	9.68
Class I
Actual	1,000.00	1,002.40	4.73
Hypothetical (5% annual return before expenses)	1,000.00	1,020.41	4.77

*  Expenses are equal to the Fund's annualized expense ratio of 1.17%, 1.49%, 1.91% and 0.94% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratios for Class B and C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 97.3%
Finland 3.5%
Kone Oyj, Class B	1,185,756	$82,402,202
France 5.5%
Pernod Ricard, SA	282,444	65,051,156
Sanofi Aventis, SA	705,273	64,462,283
		129,513,439
Ireland 1.8%
C&C Group PLC	7,002,259	41,844,592
Japan 2.5%
Kao Corp.	1,914,000	57,592,852
Netherlands 8.4%
Reed Elsevier, NV	4,815,229	95,525,867
Wolters Kluwer, NV—CVA	3,039,705	99,311,808
		194,837,675
Sweden 4.4%
Swedish Match AB	4,324,421	102,897,069
Switzerland 4.9%
Nestle, SA (Registered)	141,780	64,965,528
Novartis, AG	915,871	49,895,035
		114,860,563
United Kingdom 39.6%
British American Tobacco PLC	5,528,237	217,685,266
Cadbury Schweppes PLC	9,127,332	113,776,211
Diageo PLC	2,688,085	57,539,694
Experian Group, Ltd.	7,223,980	57,412,623
GlaxoSmithKline PLC	2,443,957	62,019,883
Imperial Tobacco Group PLC	2,671,300	145,437,144
Reckitt Benckiser PLC	1,964,441	113,483,610
Unilever PLC	2,323,866	87,149,344
WPP Group PLC	5,312,298	68,011,798
		922,515,573
United States 26.7%
Altria Group, Inc.	1,476,094	111,563,184
Brown Forman Corp., Class B	724,651	53,703,886
Career Education Corp. (a)	1,632,189	41,033,231
Fortune Brands, Inc.	850,642	61,552,455
Harley Davidson, Inc.	1,015,815	47,448,719
Kellogg Co.	1,154,776	60,544,906

See Notes to Financial Statements
8

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Kimberly Clark Corp.	734,858	$50,955,054
Moody's Corp.	933,273	33,317,846
Pfizer, Inc.	2,723,371	61,902,223
Scotts Miracle Gro Co., Class A	1,216,895	45,536,211
Weight Watchers International, Inc.	1,209,758	54,656,866
		622,214,581
Total Long Term Investments 97.3% (Cost $1,637,932,221)		2,268,678,546

Repurchase Agreements 2.5%
Banc of America Securities ($16,299,282 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $16,303,357)	16,299,282
Citigroup Global Markets, Inc. ($14,488,251 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $14,491,551)	14,488,251
State Street Bank & Trust Co. ($27,082,467 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $27,088,335)	27,082,467
Total Repurchase Agreements (Cost $57,870,000)	57,870,000
Total Investments 99.8% (Cost $1,695,802,221)	2,326,548,546
Foreign Currency 0.0% (Cost $22,144)	22,670
Other Assets in Excess of Liabilities 0.2%	4,302,422
Net Assets 100.0%	$2,330,873,638

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $1,646,463,965 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non income producing security as this stock currently does not declare income dividends.

CVA—Certification Van Aandelen

See Notes to Financial Statements
9

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Forward foreign currency contracts outstanding as of December 31, 2007:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
British Pound, 224,720,000 expiring 01/24/08	US $	$447,019,718	$8,152,889

Summary of Long Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Tobacco	$577,582,663	24.8%
Packaged Foods & Meats	326,435,989	14.0
Pharmaceuticals	238,279,423	10.2
Household Products	222,031,515	9.5
Distillers & Vintners	218,139,328	9.4
Publishing	194,837,675	8.4
Industrial Machinery	82,402,202	3.5
Advertising	68,011,798	2.9
Housewares & Specialties	61,552,455	2.6
Diversified Commercial & Professional Services	57,412,624	2.5
Specialized Consumer Services	54,656,866	2.3
Motorcycle Manufacturers	47,448,719	2.0
Fertilizers & Agricultural Chemicals	45,536,211	2.0
Education Services	41,033,232	1.8
Specialized Finance	33,317,846	1.4
	$2,268,678,546	97.3%

See Notes to Financial Statements
10

Van Kampen Global Franchise Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $1,695,802,221)	$2,326,548,546
Foreign Currency (Cost $22,144)	22,670
Cash	668
Forward Foreign Currency Contracts	8,152,889
Receivables:
Dividends	2,780,457
Fund Shares Sold	1,069,069
Interest	6,621
Other	173,868
Total Assets	2,338,754,788
Liabilities:
Payables:
Fund Shares Repurchased	5,078,514
Investment Advisory Fee	1,451,702
Distributor and Affiliates	556,208
Accrued Expenses	593,504
Directors' Deferred Compensation and Retirement Plans	201,222
Total Liabilities	7,881,150
Net Assets	$2,330,873,638
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$1,611,383,021
Net Unrealized Appreciation	638,902,089
Accumulated Net Realized Gain	77,831,992
Accumulated Undistributed Net Investment Income	2,756,536
Net Assets	$2,330,873,638
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,445,395,944 and 54,961,402 shares of beneficial interest issued and outstanding)	$26.30
Maximum sales charge (5.75%* of offering price)	1.60
Maximum offering price to public	$27.90
Class B Shares: Net asset value and offering price per share (Based on net assets of $481,058,207 and 18,952,940 shares of beneficial interest issued and outstanding)	$25.38
Class C Shares: Net asset value and offering price per share (Based on net assets of $349,108,495 and 13,607,831 shares of beneficial interest issued and outstanding)	$25.65
Class I Shares: Net asset value and offering price per share (Based on net assets of $55,310,992 and 2,105,465 shares of beneficial interest issued and outstanding)	$26.27

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
11

Van Kampen Global Franchise Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $470,040)	$22,459,168
Interest	585,989
Total Income	23,045,157
Expenses:
Investment Advisory Fee	8,876,253
Distribution (12b-1) and Service Fees
Class A	1,933,834
Class B	1,408,656
Class C	1,784,568
Transfer Agent Fees	1,622,143
Accounting and Administrative Expenses	202,459
Reports to Shareholders	180,532
Custody	168,980
Professional Fees	76,287
Registration Fees	41,753
Directors' Fees and Related Expenses	31,965
Other	45,502
Total Expenses	16,372,932
Less Credits Earned on Cash Balances	9,396
Net Expenses	16,363,536
Net Investment Income	$6,681,621
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$129,671,341
Foreign Currency Transactions	183,304
Forward Foreign Currency Contracts	(7,954,418)
Net Realized Gain	121,900,227
Unrealized Appreciation/Depreciation:
Beginning of the Period	769,555,855
End of the Period:
Investments	630,746,325
Forward Foreign Currency Contracts	8,152,889
Foreign Currency Translation	2,875
638,902,089
Net Unrealized Depreciation During the Period	(130,653,766)
Net Realized and Unrealized Loss	$(8,753,539)
Net Decrease in Net Assets from Operations	$(2,071,918)

See Notes to Financial Statements
12

Van Kampen Global Franchise Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Income	$6,681,621	$37,424,639
Net Realized Gain	121,900,227	148,635,770
Net Unrealized Appreciation/Depreciation During the Period	(130,653,766)	299,065,114
Change in Net Assets from Operations	(2,071,918)	485,125,523
Distributions from Net Investment Income:
Class A Shares	(10,837,524)	(1,877,508)
Class B Shares	(1,061,742)	-0-
Class C Shares	(157,162)	-0-
Class I Shares	(544,825)	(840)
	(12,601,253)	(1,878,348)
Distributions from Net Realized Gain:
Class A Shares	(125,421,697)	(109,745,287)
Class B Shares	(43,319,768)	(38,181,616)
Class C Shares	(31,113,468)	(26,558,056)
Class I Shares	(4,690,003)	(1,131)
	(204,544,936)	(174,486,090)
Total Distributions	(217,146,189)	(176,364,438)
Net Change in Net Assets from Investment Activities	(219,218,107)	308,761,085
From Capital Transactions:
Proceeds from Shares Sold	131,120,848	203,093,408
Net Asset Value of Shares Issued Through Dividend Reinvestment	200,574,352	161,151,585
Cost of Shares Repurchased	(340,188,026)	(336,377,665)
Net Change in Net Assets from Capital Transactions	(8,492,826)	27,867,328
Total Increase/Decrease in Net Assets	(227,710,933)	336,628,413
Net Assets:
Beginning of the Period	2,558,584,571	2,221,956,158
End of the Period (Including accumulated undistributed net investment income of $2,756,536 and $8,676,168, respectively)	$2,330,873,638	$2,558,584,571

See Notes to Financial Statements
13

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$28.95	$25.43	$23.31	$21.04	$16.96	$17.23
Net Investment Income (a)	0.10	0.50	0.33	0.38	0.27	0.22
Net Realized and Unrealized Gain/Loss	(0.06)	5.08	3.35	2.13	3.87	(0.49)
Total from Investment Operations	0.04	5.58	3.68	2.51	4.14	(0.27)
Less:
Distributions from Net Investment Income	0.21	0.03	0.39	-0-	0.06	-0-
Distributions from Net Realized Gain	2.48	2.03	1.17	0.24	-0-	-0- (c)
Total Distributions	2.69	2.06	1.56	0.24	0.06	-0- (c)
Net Asset Value, End of the Period	$26.30	$28.95	$25.43	$23.31	$21.04	$16.96
Total Return (b)	0.12%*	22.80%	16.34%	12.02%	24.38%	–1.49%
Net Assets at End of the Period (In millions)	$1,445.4	$1,646.6	$1,399.1	$1,272.4	$913.6	$365.0
Ratio of Expenses to Average Net Assets	1.17%	1.18%	1.22%	1.28%	1.51%	1.62%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.83%	1.34%	1.70%	1.41%	1.40%
Portfolio Turnover	11%*	19%	20%	14%	10%	24%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

See Notes to Financial Statements
14

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2007		2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$27.93		$24.74	$22.73	$20.68	$16.74	$17.14
Net Investment Income (a)	0.06		0.28	0.14	0.20	0.11	0.11
Net Realized and Unrealized Gain/Loss	(0.07)		4.94	3.27	2.09	3.83	(0.51)
Total from Investment Operations	(0.01)		5.22	3.41	2.29	3.94	(0.40)
Less:
Distributions from Net Investment Income	0.06		-0-	0.23	-0-	-0-	-0-
Distributions from Net Realized Gain	2.48		2.03	1.17	0.24	-0-	-0- (c)
Total Distributions	2.54		2.03	1.40	0.24	-0-	-0- (c)
Net Asset Value, End of the Period	$25.38		$27.93	$24.74	$22.73	$20.68	$16.74
Total Return (b)	–0.07	%(d)*	21.91%	15.45%	11.16%	23.46%	–2.25%
Net Assets at End of the Period (In millions)	$481.1		$529.9	$485.2	$465.1	$378.2	$207.6
Ratio of Expenses to Average Net Assets	1.49	%(d)	1.93%	1.98%	2.03%	2.26%	2.38%
Ratio of Net Investment Income to Average Net Assets	0.41	%(d)	1.06%	0.57%	0.93%	0.59%	0.70%
Portfolio Turnover	11	%*	19%	20%	14%	10%	24%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

See Notes to Financial Statements
15

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2007		2007		2006		2005	2004	2003
Net Asset Value, Beginning of the Period	$28.21		$24.97		$22.92		$20.85	$16.88	$17.28
Net Investment Income/Loss (a)	-0-	(c)	0.29		0.14		0.20	0.12	0.11
Net Realized and Unrealized Gain/Loss	(0.07)		4.98		3.31		2.11	3.85	(0.51)
Total from Investment Operations	(0.07)		5.27		3.45		2.31	3.97	(0.40)
Less:
Distributions from Net Investment Income	0.01		-0-		0.23		-0-	-0-	-0-
Distributions from Net Realized Gain	2.48		2.03		1.17		0.24	-0-	-0- (c)
Total Distributions	2.49		2.03		1.40		0.24	-0-	-0- (c)
Net Asset Value, End of the Period	$25.65		$28.21		$24.97		$22.92	$20.85	$16.88
Total Return (b)	–0.28	%*(d)	21.91	%(d)	15.49	%(d)	11.17%	23.45%	–2.24%
Net Assets at End of the Period (In millions)	$349.1		$382.0		$337.7		$323.4	$254.6	$124.4
Ratio of Expenses to Average Net Assets	1.91	%(d)	1.93	%(d)	1.94	%(d)	2.03%	2.26%	2.38%
Ratio of Net Investment Income/Loss to Average Net Assets	(0.01	%)(d)	1.07	%(d)	0.60	%(d)	0.93%	0.62%	0.73%
Portfolio Turnover	11	%*	19%		20%		14%	10%	24%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

See Notes to Financial Statements
16

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2007		October 13, 2006 (Commencement of Operations) to June 30, 2007
Net Asset Value, Beginning of the Period	$28.95		$26.89
Net Investment Income (a)	0.09		0.39
Net Realized and Unrealized Gain/Loss	-0-	(c)	3.80
Total from Investment Operations	0.09		4.19
Less:
Distributions from Net Investment Income	0.29		0.10
Distributions from Net Realized Gain	2.48		2.03
Total Distributions	2.77		2.13
Net Asset Value, End of the Period	$26.27		$28.95
Total Return (b)	0.24	%*	16.45%*
Net Assets at End of the Period (In thousands)	$55,311.0		$18.6
Ratio of Expenses to Average Net Assets	0.94%		0.95%
Ratio of Net Investment Income to Average Net Assets	0.62%		2.03%
Portfolio Turnover	11	%*	19%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

See Notes to Financial Statements
17

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Franchise Fund (the "Fund") is organized as a separate non-diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgement of the Fund's investment adviser, have resilient business franchises and growth potential. The Fund commenced operations on September 25, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully

18

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,696,575,502
Gross tax unrealized appreciation	$729,332,255
Gross tax unrealized depreciation	(99,359,211)
Net tax unrealized appreciation on investments	$629,973,044

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2007 was as follows:

Distributions paid from:

Ordinary income	$5,831,651
Long-term capital gain	173,090,478
$178,922,129

19

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,402,272
Undistributed long-term capital gain	146,478,550

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.   Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $9,396 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.80%
Next $500 million	.75%
Over $1 billion	.70%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $28,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

20

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $93,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $1,440,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $107,273 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $19,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $127,400. Sales charges do not represent expenses of the Fund.

At December 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 370 shares of Class I.

For the six months ended December 31, 2007, the Fund Paid brokerage commissions to Morgan Stanley Co. Inc., an affiliate of the Adviser, totaling $3,956.

21

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	1,956,841	$54,916,815	5,785,565	$158,387,323
Class B	247,212	6,632,639	727,307	19,226,196
Class C	360,996	9,591,676	957,072	25,457,655
Class I	2,058,395	59,979,718	928	22,234
Total Sales	4,623,444	$131,120,848	7,470,872	$203,093,408
Dividend Reinvestment:
Class A	4,912,603	$128,955,826	3,981,874	$104,842,318
Class B	1,627,817	41,248,898	1,377,904	35,136,593
Class C	981,102	25,135,821	821,875	21,171,489
Class I	199,611	5,233,807	45	1,185
Total Dividend Reinvestment	7,721,133	$200,574,352	6,181,698	$161,151,585
Repurchases:
Class A	(8,782,519)	$(249,415,408)	(7,908,774)	$(216,639,321)
Class B	(1,896,387)	(51,465,095)	(2,742,303)	(72,785,167)
Class C	(1,276,826)	(35,104,117)	(1,757,095)	(46,943,877)
Class I	(153,185)	(4,203,406)	(329)	(9,300)
Total Repurchases	(12,108,917)	$(340,188,026)	(12,408,501)	$(336,377,665)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $10,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $260,273,533 and $500,038,203, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing

22

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the

23

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

24

Van Kampen Global Franchise Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment
Management Limited
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.
One Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

475, 575, 675, 676
GLFSAN 2/08

IU08-00801P-Y12/07

SEMIANNUAL REPORT

December 31, 2007

MUTUAL FUNDS

Van Kampen

Global Value Equity Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Value Equity Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain a prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 12/31/07

	A Shares since 10/29/97		B Shares since 10/29/97		C Shares since 10/29/97		I Shares since 12/13/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	6.50%	5.89%	5.91%	5.91%	5.77%	5.77%	7.73%
10-year	6.70	6.07	6.09	6.09	5.96	5.96	—
5-year	14.63	13.29	13.77	13.59	13.85	13.85	—
1-year	6.54	0.45	5.85	1.13	5.82	4.88	6.81
6-month	–3.20	–8.76	–3.49	–7.79	–3.55	–4.41	–3.09

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown, Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception return for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index (with net dividends) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2007

Market Conditions

The six-month period ended December 31, 2007 was a highly volatile and difficult time for equity markets worldwide. Investors had hoped that the impact from credit losses, increasingly tight liquidity, problems in the subprime sector and a sharply declining U.S. housing market would be contained to a relatively small portion of the overall markets. Early in the period, however, it was evident that problems had started to impact other areas of the U.S. economy. Despite an uptick in the gross domestic product (GDP) growth data for the third quarter, the U.S. economy began to demonstrate signs of slowdown by the end of the period.

European markets appeared fairly resilient throughout much of this period, although we believe we will soon see slowing economic growth in this region. The strong Euro, the impact of rising oil prices on consumer spending power and the turmoil in financial markets are likely to put pressure on growth in the near term. Meanwhile, Asia and the emerging markets continued to show impressive growth rates, as robust demand from China and other emerging markets fuelled the ongoing demand for raw materials. Investors have sought both direct and indirect exposure to China through commodities and energy stocks, on the assumption that China has effectively decoupled from the U.S. economy, and that economic growth in China will continue to remain strong. However, it is our view that valuations in China are becoming too expensive. In addition, we are unconvinced that a complete decoupling between the Chinese and U.S. economies will occur; instead, we feel that the two markets will continue to be linked and that China is unlikely to be completely immune to a global slowdown.

Performance Analysis

All share classes of Van Kampen Global Value Equity Fund underperformed the MSCI World Index with net dividends for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended December 31, 2007

Class A	Class B	Class C	Class I	MSCI World Index with net dividends
–3.20%	–3.49%	–3.55%	–3.09%	–0.12%

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

Relative to the MSCI World Index, the Fund's underperformance was primarily due to security selection in the financials sector as stocks within this sector sold off in the second half of 2007 amid rising concerns regarding the stability of the credit markets. Among the specific subsectors, mortgage-related stocks in the banks segment fell sharply following the aforementioned credit concerns. These securities are likely to remain in negative territory in the near-term given the heightened volatility and uncertainty in the credit market. Stocks in the diversified financial segment were also hard hit due to substantial write-downs and disclosures of significant additional subprime-related exposure. Consequently, we continue to monitor the Fund's holdings in the financials sector very closely.

Stock selection in the information technology sector was also a source of weakness for the Fund's performance. Returns in this sector were particularly hampered by the lackluster performance of one of the Fund's key holdings in the hardware equipment and services segment. However, upon further examination, we remain confident that our longer-term view on this company is still valid. Although selected names in the materials sector benefitted relative performance, the Fund's lack of exposure (due to the Fund's valuation criteria) to the stronger performing securities found within the MSCI World Index furthered hampered relative returns.

In contrast, there were several areas of strength which helped the Fund's relative performance for the period. The most significant contributor to relative returns came from the consumer discretionary sector, where security selection within the media segment greatly boosted performance. The Fund's returns in the telecommunication sector were driven by the strong performance of the Fund's European holdings. Lastly, an overweight allocation in the consumer staples sector also modestly contributed to overall performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Top 10 Holdings as of 12/31/07
Altria Group, Inc.	3.6%
Imperial Tobacco Group PLC	2.6
BNP Paribas, SA	2.6
Cadbury Schweppes PLC	2.5
Telefonica, SA	2.4
IBM Corp.	2.3
UnitedHealth Group, Inc.	2.3
Lafarge, SA	2.1
Chevron Corp.	2.1
Barclays PLC	2.0
Summary of Investments by Country Classification as of 12/31/07
United States	31.6%
United Kingdom	19.8
Japan	10.2
France	7.6
Netherlands	4.6
Spain	3.9
Switzerland	3.1
Bermuda	3.0
Germany	2.9
Australia	2.4
Norway	1.4
Italy	1.1
Sweden	1.0
Republic of Korea (South Korea)	0.9
Singapore	0.8
Ireland	0.7
Republic of China (Taiwan)	0.7
Total Common Stocks	95.7
Investment Companies	2.8
Total Long-Term Investments	98.5
Total Repurchase Agreements	0.6
Total Investment	99.1
Foreign Currency	0.0 *
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/07	12/31/07	7/1/07-12/31/07
Class A
Actual	$1,000.00	$968.00	$6.28
Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.44
Class B
Actual	1,000.00	965.07	10.03
Hypothetical (5% annual return before expenses)	1,000.00	1,014.93	10.28
Class C
Actual	1,000.00	964.48	9.97
Hypothetical (5% annual return before expenses)	1,000.00	1,014.98	10.23
Class I
Actual	1,000.00	969.07	5.05
Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.18

*  Expenses are equal to the Fund's annualized expense ratio of 1.27%, 2.03%, 2.02% and 1.02% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited)

Description	Number of Shares	Value
Common Stocks 95.7%
Australia 2.4%
Boral, Ltd.	308,731	$1,653,148
Foster's Group, Ltd.	414,672	2,379,694
Goodman Fielder, Ltd.	3,539,885	5,873,155
		9,905,997
Bermuda 3.0%
Covidien, Ltd.	98,420	4,359,022
Ingersoll-Rand Co., Ltd., Class A	87,716	4,076,162
Tyco International, Ltd.	97,055	3,848,231
		12,283,415
France 7.6%
BNP Paribas, SA	98,137	10,549,234
Lafarge, SA	47,527	8,603,213
Sanofi-Aventis	54,403	4,972,460
Total, SA	84,727	7,031,461
		31,156,368
Germany 2.9%
BMW, AG	71,720	4,428,788
DaimlerChrysler, AG	79,665	7,716,537
		12,145,325
Ireland 0.7%
Bank of Ireland	181,343	2,688,436
Italy 1.1%
ENI S.p.A.	123,104	4,485,494
Japan 10.2%
Astellas Pharma, Inc.	68,000	2,966,644
Canon, Inc.	103,600	4,733,517
Kao Corp.	199,000	5,987,971
Keihin Corp.	331,900	5,934,109
Kuraray Co., Ltd.	159,000	1,919,513
Mitsui Sumitomo Insurance Co., Ltd.	268,000	2,615,797
Nissan Motor Co., Ltd.	418,800	4,534,484
SANKYO Co., Ltd.	111,700	5,178,608
Sumitomo Electric Industries, Ltd.	293,900	4,681,559
Takeda Pharmaceutical Co., Ltd.	57,400	3,355,451
		41,907,653
Netherlands 4.6%
Aegon, NV	319,514	5,605,685
Koninklijke Royal Philips Electronics, NV	48,066	2,083,077
Unilever, NV—CVA	211,305	7,736,433
Wolters Kluwer, NV	114,750	3,749,058
		19,174,253

See Notes to Financial Statements
8

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
Norway 1.4%
Statoil, ASA	184,336	$5,699,522
Republic of China (Taiwan) 0.7%
Chunghwa Telecom Co., Ltd.—ADR	130,442	2,753,627
Republic of Korea (South Korea) 0.9%
SK Telecome Co., Ltd.—ADR	120,663	3,600,584
Singapore 0.8%
ComfortDelGro Corp., Ltd.	2,697,000	3,393,350
Spain 3.9%
Banco Bilbao Vizcaya Argentaria, SA	261,353	6,419,138
Telefonica, SA	302,241	9,767,585
		16,186,723
Sweden 1.0%
Ericsson, LM, Ser B	1,796,615	4,200,405
Switzerland 3.1%
Novartis, AG (Registered)	145,903	7,948,538
Syngenta, AG (Registered)	8,308	2,107,950
UBS, AG (Registered)	56,219	2,610,777
		12,667,265
United Kingdom 19.8%
Barclays PLC	830,576	8,413,353
Cadbury Schweppes PLC	825,733	10,293,125
GlaxoSmithKline PLC	154,993	3,933,231
Imperial Tobacco Group PLC	193,809	10,551,802
Old Mutual PLC	1,420,648	4,710,272
Reed Elsevier PLC	402,207	5,411,622
Rolls-Royce Group PLC (a)	419,907	4,538,664
Royal Bank of Scotland Group PLC	624,394	5,613,385
Royal Dutch Shell PLC—ADR	97,185	8,182,977
Vodafone Group PLC	1,353,736	5,045,389
William Morrison Supermarkets PLC	1,205,408	7,775,010
WPP Group PLC	563,451	7,213,699
		81,682,529

See Notes to Financial Statements
9

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Number of Shares	Value
United States 31.6%
Alcoa, Inc.	85,536	$3,126,341
Altria Group, Inc.	193,648	14,635,916
American Electric Power Co., Inc.	48,130	2,240,933
American International Group, Inc.	74,969	4,370,693
Arrow Electronics, Inc. (a)	112,533	4,420,296
AT&T, Inc.	64,175	2,667,113
Bank of New York Mellon Co.	132,144	6,443,341
Chevron Corp.	91,634	8,552,201
Citigroup, Inc.	145,682	4,288,878
Dominion Resources, Inc.	74,765	3,547,599
EMC Corp. (a)	278,258	5,156,121
Federal Home Loan Mortgage Corp.	128,828	4,389,170
Hewlett-Packard Co.	96,916	4,892,320
IBM Corp.	87,183	9,424,482
Illinois Tool Works, Inc.	76,184	4,078,891
Marsh & McLennan Cos., Inc.	195,040	5,162,709
Merrill Lynch & Co., Inc.	90,867	4,877,741
Peabody Energy Corp.	96,651	5,957,568
Pfizer, Inc.	132,261	3,006,292
Schering-Plough Corp.	149,328	3,978,098
UnitedHealth Group, Inc.	160,666	9,350,761
Verizon Communications, Inc.	93,590	4,088,947
Viacom, Inc., Class B (a)	42,847	1,881,840
Weyerhaeuser Co.	28,131	2,074,380
Wyeth	170,758	7,545,796
		130,158,427
Total Common Stocks 95.7%		394,089,373
Investment Companies 2.8%
iShares MSCI World	169,768	5,718,111
Kerry Group PLC, Ser A	185,798	5,872,508
		11,590,619
Total Long-Term Investments 98.5% (Cost $327,812,463)		405,679,992

See Notes to Financial Statements
10

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Description	Value
Repurchase Agreements 0.6%

Banc of America Securities ($719,906 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $720,086)	$719,906
Citigroup Global Markets, Inc. ($639,917 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at $640,062)	639,917
State Street Bank & Trust Co. ($1,196,177 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at $1,196,437)	1,196,177
Total Repurchase Agreements 0.6% (Cost $2,556,000)	2,556,000
Total Investments 99.1% (Cost $330,368,463)	408,235,992
Foreign Currency 0.0%* (Cost $153,544)	155,481
Other Assets in Excess of Liabilities 0.9%	3,601,441
Net Assets 100.0%	$411,992,914

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $248,700,962 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)  Non-income producing security as this stock currently does not declare income dividends.

*  Amount is less than 0.1%

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of December 31, 2007:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Pound Sterling 9,450,000 expiring 03/12/08	US $	$18,774,532	$458,108

See Notes to Financial Statements
11

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2007 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Pharmaceuticals	$37,706,510	9.2%
Integrated Oil & Gas	33,951,655	8.2
Diversified Banks	33,683,546	8.2
Tobacco	25,187,717	6.1
Packaged Foods & Meats	23,902,713	5.8
Integrated Telecommunication Services	19,277,272	4.7
Automobile Manufacturers	16,679,809	4.0
Computer Hardware	14,316,802	3.5
Investment Companies	11,590,619	2.8
Life & Health Insurance	10,315,957	2.5
Construction Materials	10,256,361	2.5
Managed Health Care	9,350,761	2.3
Publishing	9,160,680	2.2
Wireless Telecommunication Services	8,645,973	2.1
Industrial Machinery	8,155,054	2.0
Food Retail	7,775,010	1.9
Advertising	7,213,698	1.7
Asset Management & Custody Banks	6,443,341	1.6
Household Products	5,987,972	1.5
Coal & Consumable Fuels	5,957,568	1.4
Auto Parts & Equipment	5,934,109	1.4
Industrial Conglomerates	5,931,308	1.4
Leisure Products	5,178,608	1.3
Insurance Brokers	5,162,709	1.3
Computer Storage & Peripherals	5,156,121	1.2
Investment Banking & Brokerage	4,877,741	1.2
Office Electronics	4,733,517	1.1
Electrical Components & Equipment	4,681,559	1.1
Aerospace & Defense	4,538,664	1.1
Technology Distributors	4,420,296	1.1
Thrifts & Mortgage Finance	4,389,170	1.1
Multi-Line Insurance	4,370,693	1.1
Health Care Equipment	4,359,022	1.1
Other Diversified Financial Services	4,288,878	1.0
Communications Equipment	4,200,405	1.0
Multi-Utilities	3,547,599	0.9
Trucking	3,393,350	0.8
Aluminum	3,126,341	0.8
Property & Casualty Insurance	2,615,797	0.6
Diversified Capital Markets	2,610,777	0.6
Brewers	2,379,694	0.6
Electric Utilities	2,240,933	0.5
Fertilizers & Agricultural Chemicals	2,107,950	0.5
Forest Products	2,074,380	0.5
Commodity Chemicals	1,919,513	0.5
Movies & Entertainment	1,881,840	0.5
	$405,679,992	98.5%

See Notes to Financial Statements
12

Van Kampen Global Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (Unaudited)

Assets:
Total Investments (Cost $330,368,463)	$408,235,992
Foreign Currency (Cost $153,544)	155,481
Cash	31
Receivables:
Investments Sold	2,644,962
Dividend	604,114
Fund Shares Sold	259,710
Interest	292
Forward Foreign Currency Contracts	458,108
Other	933,194
Total Assets	413,291,884
Liabilities:
Payables:
Fund Shares Repurchased	400,468
Distributor and Affiliates	318,677
Investment Advisory Fee	233,901
Directors' Deferred Compensation and Retirement Plans	176,298
Accrued Expenses	169,626
Total Liabilities	1,298,970
Net Assets	$411,992,914
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$325,376,711
Net Unrealized Appreciation	78,342,087
Accumulated Net Realized Gain	6,997,085
Accumulated Undistributed Net Investment Income	1,277,031
Net Assets	$411,992,914
Maximum Offering Price Per Share:
Class A Shares: Net Asset value and redemption price per share (Based on net assets of $335,816,578 and 25,412,827 shares of beneficial interest issued and outstanding)	$13.21
Maximum sales charge (5.75%* of offering price)	0.81
Maximum offering price to public	$14.02
Class B Shares: Net asset value and offering price per share (Based on net assets of $43,257,493 and 3,361,039 shares of beneficial interest issued and outstanding)	$12.87
Class C Shares: Net asset value and offering price per share (Based on net assets of $30,529,340 and 2,389,792 shares of beneficial interest issued and outstanding)	$12.77
Class I Shares: Net asset value and offering price per share (Based on net assets of $2,389,503 and 181,092 shares of beneficial interest issued and outstanding)	$13.19

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
13

Van Kampen Global Value Equity Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $193,116)	$4,313,048
Interest	61,363
Total Income	4,374,411
Expenses:
Investment Advisory Fee	1,447,532
Distribution (12b-1) and Service Fees
Class A	436,811
Class B	240,904
Class C	160,388
Transfer Agent Fees	486,064
Reports to Shareholders	62,229
Accounting and Administrative Expenses	54,942
Professional Fees	42,406
Registration Fees	37,294
Custody	34,640
Directors' Fees and Related Expenses	16,734
Other	26,738
Total Expenses	3,046,682
Less Credits Earned on Cash Balances	3,270
Net Expenses	3,043,412
Net Investment Income	$1,330,999
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$28,345,440
Foreign Currency Transactions	233,531
Forward Foreign Currency Contracts	(746,457)
Net Realized Gain	27,832,514
Unrealized Appreciation/Depreciation:
Beginning of the Period	122,830,375
End of the Period:
Investments	77,867,529
Forward Foreign Currency Contracts	458,108
Foreign Currency Translation	16,450
78,342,087
Net Unrealized Depreciation During the Period	(44,488,288)
Net Realized and Unrealized Loss	$(16,655,774)
Net Decrease in Net Assets from Operations	$(15,324,775)

See Notes to Financial Statements
14

Van Kampen Global Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2007	For The Year Ended June 30, 2007
From Investment Activities:
Operations:
Net Investment Income	$1,330,999	$6,001,931
Net Realized Gain	27,832,514	29,307,204
Net Unrealized Appreciation/Depreciation During the Period	(44,488,288)	65,674,078
Change in Net Assets from Operations	(15,324,775)	100,983,213
Distributions from Net Investment Income:
Class A Shares	(4,959,959)	(4,417,466)
Class B Shares	(212,879)	-0-
Class C Shares	(245,524)	(198,407)
Class I Shares	(40,651)	(33,053)
	(5,459,013)	(4,648,926)
Distributions from Net Realized Gain:
Class A Shares	(34,189,357)	(12,057,255)
Class B Shares	(4,653,105)	(2,254,799)
Class C Shares	(3,259,678)	(1,181,441)
Class I Shares	(239,960)	(79,410)
	(42,342,100)	(15,572,905)
Total Distributions	(47,801,113)	(20,221,831)
Net Change in Net Assets from Investment Activities	(63,125,888)	80,761,382
From Capital Transactions:
Proceeds from Shares Sold	21,082,762	73,810,244
Net Asset Value of Shares Issued Through Dividend Reinvestment	46,081,646	19,498,851
Cost of Shares Repurchased	(47,322,071)	(98,675,395)
Net Change in Net Assets from Capital Transactions	19,842,337	(5,366,300)
Total Increase/Decrease in Net Assets	(43,283,551)	75,395,082
Net Assets:
Beginning of the Period	455,276,465	379,881,383
End of the Period (Including accumulated undistributed net investment income of $1,277,031 and $5,405,045, respectively)	$411,992,914	$455,276,465

See Notes to Financial Statements
15

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$15.42	$12.75	$11.47	$10.70	$8.60	$9.90
Net Investment Income (a)	0.06	0.22	0.18	0.14	0.06	0.07
Net Realized and Unrealized Gain/Loss	(0.54)	3.17	1.18	0.63	2.14	(1.37)
Total from Investment Operations	(0.48)	3.39	1.36	0.77	2.20	(1.30)
Less:
Distributions from Net Investment Income	0.22	0.19	0.08	-0-	0.10	-0-
Distributions from Net Realized Gain	1.51	0.53	-0-	-0-	-0-	-0-
Total Distributions	1.73	0.72	0.08	-0-	0.10	-0-
Net Asset Value, End of the Period	$13.21	$15.42	$12.75	$11.47	$10.70	$8.60
Total Return* (b)	–3.20%**	27.18%	11.89%	7.20%	25.64%	–13.13%
Net Assets at End of the Period (In millions)	$335.8	$365.3	$298.5	$133.2	$67.1	$52.6
Ratio of Expenses to Average Net Assets*	1.27%	1.25%	1.34%	1.46%	1.64%	1.67%
Ratio of Net Investment Income to Average Net Assets*	0.76%	1.58%	1.46%	1.23%	0.66%	0.88%
Portfolio Turnover	18%**	26%	29%	28%	43%	24%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	1.48%	1.67%	1.71%
Ratio of Net Investment Income to Average Net Assets	N/A	N/A	N/A	1.21%	0.63%	0.84%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$14.96	$12.31	$11.08	$10.41	$8.37	$9.71
Net Investment Income/Loss (a)	0.00 (b)	0.11	0.04	0.03	(0.02)	0.01
Net Realized and Unrealized Gain/Loss	(0.51)	3.07	1.19	0.64	2.08	(1.35)
Total from Investment Operations	(0.51)	3.18	1.23	0.67	2.06	(1.34)
Less:
Distributions from Net Investment Income	0.07	-0-	-0-	-0-	0.02	-0-
Distributions from Net Realized Gain	1.51	0.53	-0-	-0-	-0-	-0-
Total Distributions	1.58	0.53	-0-	-0-	0.02	-0-
Net Asset Value, End of the Period	$12.87	$14.96	$12.31	$11.08	$10.41	$8.37
Total Return* (c)	–3.49%**	26.24%	11.10%	6.44%	24.69%	–13.80%
Net Assets at End of the Period (In millions)	$43.3	$53.9	$52.5	$193.2	$221.5	$205.6
Ratio of Expenses to Average Net Assets*	2.03%	2.02%	2.09%	2.23%	2.40%	2.42%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.01%)	0.80%	0.33%	0.26%	(0.16%)	0.10%
Portfolio Turnover	18%**	26%	29%	28%	43%	24%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	N/A	2.25%	2.43%	2.46%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	N/A	N/A	0.24%	(0.19%)	0.06%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Amount is less than $.01.

(c)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2007		2007		2006	2005	2004		2003
Net Asset Value, Beginning of the Period	$14.91		$12.34		$11.12	$10.45	$8.40		$9.71
Net Investment Income/Loss (a)	0.00	(b)	0.12		0.07	0.03	(0.01)		0.04
Net Realized and Unrealized Gain/Loss	(0.52)		3.07		1.15	0.64	2.08		(1.35)
Total from Investment Operations	(0.52)		3.19		1.22	0.67	2.07		(1.31)
Less:
Distributions from Net Investment Income	0.11		0.09		-0-	-0-	0.02		-0-
Distributions from Net Realized Gain	1.51		0.53		-0-	-0-	-0-		-0-
Total Distributions	1.62		0.62		-0-	-0-	0.02		-0-
Net Asset Value, End of the Period	$12.77		$14.91		$12.34	$11.12	$10.45		$8.40
Total Return* (c)	–3.55	%**	26.32	%(e)	10.97%	6.41%	24.72	%(e)	–13.49	%(d)(e)
Net Assets at End of the Period (In millions)	$30.5		$33.6		$28.9	$28.6	$26.5		$23.0
Ratio of Expenses to Average Net Assets*	2.02%		1.99	%(e)	2.09%	2.23%	2.39	%(e)	2.39	%(e)
Ratio of Net Investment Income/Loss to Average Net Assets*	0.00	%(b)	0.85	%(e)	0.58%	0.31%	(0.13	%)(e)	0.44	%(d)(e)
Portfolio Turnover	18	%**	26%		29%	28%	43%		24%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		N/A	2.25%	2.42	%(e)	2.43	%(e)
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		N/A		N/A	0.29%	(0.16	%)(e)	0.40	%(d)(e)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Amount is less than $.01.

(c)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(d)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .23% and .29%, respectively.

(e)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflects actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements
18

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2007	December 13, 2006 (Commencement of Operations) to June 30, 2007
Net Asset Value, Beginning of the Period	$15.42	$14.56
Net Investment Income (a)	0.07	0.15
Net Realized and Unrealized Gain/Loss	(0.53)	1.46
Total from Investment Operations	(0.46)	1.61
Less:
Distributions from Net Investment Income	0.26	0.22
Distributions from Net Realized Gain	1.51	0.53
Total Distributions	1.77	0.75
Net Asset Value, End of the Period	$13.19	$15.42
Total Return (b)	–3.09%*	11.58%*
Net Assets at End of the Period (In millions)	$2.4	$2.5
Ratio of Expenses to Average Net Assets	1.02%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.85%
Portfolio Turnover	18%*	26%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

See Notes to Financial Statements
19

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Value Equity Fund (the "Fund") is organized as a separate diversified series of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing primarily in equity securities of issuer throughout the world, including U.S. issuers. The Fund commenced operations on October 29, 1997. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using the procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

20

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 31, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2007, the Fund did not have any accumulated capital loss carry forward for tax purposes

At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$331,673,304
Gross tax unrealized appreciation	$92,750,648
Gross tax unrealized depreciation	(16,187,960)
Net tax unrealized appreciation on investments	$76,562,688

E.  Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2007 was as follows:

2007
Distributions paid from:
Ordinary income	$5,372,019
Long-term capital gain	15,433,846
$20,805,865

21

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,603,889
Undistributed long-term capital gains	19,271,958

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the last quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions and the foreign currency portion of gains and losses on the sale of securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility, and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally changes in currency exchange rates will affect the value of and investment income from such securities.

G.  Expense Reductions During the six months ended December 31, 2007, the Fund's custody fee was reduced by $3,270 as a result of credits earned on cash balances.

22

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.670%
Next $500 million	.645%
Next $1 billion	.620%
Next $1 billion	.595%
Next $1 billion	.570%
Over $4.5 billion	.545%

The Adviser has entered ino a subadvisory agreement with Morgan Stanley Investment Management Limited ("the Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2007, the Fund recognized expenses of approximately $3,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $33,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the legal services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2007, the Fund recognized expenses of approximately $427,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $90,480 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

23

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

For the six months ended December 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Advisor, totaling $1,164

For the six months ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $50,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $32,500. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2007 and the year ended June 30, 2007, transactions were as follows:

	For The Six Months Ended December 31, 2007		For The Year Ended June 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	1,062,744	$16,337,590	3,509,719	$49,317,542
Class B	220,944	3,297,200	1,535,855	19,401,406
Class C	68,977	1,021,581	190,960	2,614,279
Class I	30,633	426,391	170,403	2,477,017
Total Sales	1,383,298	$21,082,762	5,406,937	$73,810,244
Dividend Reinvestment:
Class A	2,872,733	$38,178,621	1,151,376	$16,050,009
Class B	361,836	4,685,775	159,308	2,163,333
Class C	250,175	3,217,250	95,012	1,285,509
Class I	-0-	-0-	-0-	-0-
Total Dividend Reinvestment	3,484,744	$46,081,646	1,405,696	$19,498,851
Repurchases:
Class A	(2,212,474)	$(32,670,560)	(4,388,889)	$(61,635,410)
Class B	(823,483)	(11,886,255)	(2,359,073)	(31,876,547)
Class C	(185,909)	(2,627,843)	(367,787)	(5,014,032)
Class I	(9,404)	(137,413)	(10,540)	(149,406)
Total Repurchases	(3,231,270)	$(47,322,071)	(7,126,289)	$(98,675,395)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended December 31, 2007, the Fund received redemption fees of approximately $1,200 which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

24

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $76,463,747 and $106,135,078, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,806,200 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial

25

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2007 (Unaudited) continued

statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

10.  Legal Matters

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. On May 24, 2007, the district court stayed the action pending the resolution of appeals of decisions regarding motions to remand in similar cases. On October 24, 2007, the Adviser and the Fund filed a motion to dismiss in the Circuit Court which has yet to be ruled on by the Court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

26

Van Kampen Global Value Equity Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Investment Subadviser

Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche
111 South Wacker Drive

Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

27

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza – Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

465, 565, 665, 679
MSGL SAN 2/08
IU08-00863P-Y12/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics – Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008